NORWEST ADVANTAGE FUNDS                                        NOVEMBER 30, 1995
--------------------------------------------------------------------------------
  TABLE OF CONTENTS

     A Message to Our Shareholders..............................................................................      1

---------------------------------------------------------
  MONEY MARKET FUNDS
     Statements of Assets and Liabilities.......................................................................      2
     Statements of Operations...................................................................................      3
     Statements of Changes in Net Assets........................................................................      4
     Notes to Financial Statements..............................................................................      5
     Financial Highlights.......................................................................................      8
     Schedules of Investments...................................................................................     10
          Cash Investment Fund..................................................................................     10
          U.S. Government Fund..................................................................................     13
          Treasury Fund.........................................................................................     14
          Ready Cash Investment Fund............................................................................     15
          Municipal Money Market Fund...........................................................................     18

---------------------------------------------------------
  FIXED INCOME FUNDS
     Statements of Assets and Liabilities.......................................................................     26
     Statements of Operations...................................................................................     28
     Statements of Changes in Net Assets........................................................................     30
     Notes to Financial Statements..............................................................................     32
     Financial Highlights.......................................................................................     38
     Schedules of Investments...................................................................................     41
          Adjustable U.S Government Reserve Fund................................................................     41
          Government Income Fund................................................................................     42
          Income Fund...........................................................................................     43
          Total Return Bond Fund................................................................................     44
          Tax-Free Income Fund..................................................................................     45
          Colorado Tax-Free Fund................................................................................     51
          Minnesota Tax-Free Fund...............................................................................     54

---------------------------------------------------------
  EQUITY FUNDS
     Statements of Assets and Liabilities.......................................................................     58
     Statements of Operations...................................................................................     59
     Statements of Changes in Net Assets........................................................................     60
     Notes to Financial Statements..............................................................................     61
     Financial Highlights.......................................................................................     66
     Schedules of Investments...................................................................................     68
          Income Stock Fund.....................................................................................     68
          ValuGrowth Stock Fund.................................................................................     69
          Small Company Stock Fund..............................................................................     70
          Contrarian Stock Fund.................................................................................     71

NORWEST ADVANTAGE FUNDS                                        NOVEMBER 30, 1995
--------------------------------------------------------------------------------
  A MESSAGE TO OUR SHAREHOLDERS

Dear Shareholders,

     Norwest Advantage Funds is pleased to present its 1995 Semi-Annual Report for the period from June 1, 1995, through November 30, 1995. The stock and bond markets performed exceptionally well during this period and for all of 1995. As of November 30, 1995, total return year-to-date was 35% for the stock market as measured by the Standard and Poor's 500 Stock Index and 17% for the bond market as measured by the Lehman Brothers Aggregate Bond Index.

     Some of the gains in stock prices in 1995 can be attributed to growth in corporate earnings. Although the economy slowed this year, earnings were strong due to corporate restructuring and increased productivity. Long-term interest rates fell, causing bond prices to rise; and short-term interest rates rose, making money market securities more attractive to investors.

     After an exciting year in the stock and bond markets, opinions and ideas on the outlook for 1996 vary. Some feel that the upward trend will continue, while others think a correction in the financial markets is imminent. Considering the current wide gap between the inflation rate and short-term interest rates, the Fed may choose to lower long-term interest rates. If long-term interest rates decrease, investors in search of higher yields may move some of their cash from money market securities to stock and bond funds, pushing stock and bond prices up further. On the other hand, stock prices may increase less in 1996 because of flatter corporate earnings caused by continued slow economic growth and diminished corporate opportunities to restructure and increase productivity. Regardless of what occurs in the financial markets, Norwest Advantage Funds, as a complete mutual fund family, will be optimally positioned to take advantage of the opportunities available.

     Norwest Funds changed its name to Norwest Advantage Funds on October 1, 1995. The name change is part of a continuing effort to offer the mutual funds advised by Norwest Investment Management in one integrated fund family. Previously, only the mutual funds offered through 401(k) plans used the name Norwest Advantage Funds. Along with the new name, the funds moved to a new design for brochures, statements, and other documents. The cover of this Semi-Annual Report and the prospectuses you received in October reflect the new look.

     We anticipate continued prosperity in Norwest Advantage Funds throughout the rest of the fiscal year and will strive for superior performance. If you have any questions or need additional information, please call Norwest Advantage Funds Shareholder Services at 800-338-1348 or 612-667-8883 and press 1. Thank you for choosing to invest with Norwest Advantage Funds.

                                         Sincerely,
                                         JOHN Y. KEFFER
                                         Chairman
                                         Norwest Advantage Funds

NORWEST ADVANTAGE FUNDS -- MONEY MARKET FUNDS                  NOVEMBER 30, 1995
--------------------------------------------------------------------------------
  STATEMENTS OF ASSETS AND LIABILITIES (NOVEMBER 30, 1995)


                                                                                                            READY
                                                         CASH              U.S.                              CASH
                                                      INVESTMENT        GOVERNMENT        TREASURY        INVESTMENT
                                                         FUND              FUND             FUND             FUND
                                                    --------------    --------------    ------------    --------------

ASSETS:
 Investments, at value(a)........................   $1,660,513,889    $1,492,541,968    $675,159,478    $1,143,243,400
 Cash............................................           10,074          --               --               --
 Interest, dividends and other receivables.......        6,210,378         3,252,069       1,860,686         3,706,011
 Receivable for securities sold..................       35,697,762          --            46,192,712          --
 Receivable for principal paydowns...............          269,362          --               --                 17,299
                                                    --------------    --------------    ------------    --------------
Total assets.....................................    1,702,701,465     1,495,794,037     723,212,876     1,146,966,710
                                                    --------------    --------------    ------------    --------------
LIABILITIES:
 Payable for securities purchased................         --                --               --               --
 Investment advisory, transfer agency and
   custodial fees payable........................          538,938           496,145         234,041           428,385
 Management fee payable..........................           93,330            20,282         --                 30,720
 Accrued expenses and other payables.............            8,414            26,255           2,242            15,140
 Dividends payable...............................        7,348,747         6,379,763       2,884,977         4,694,593
                                                    --------------    --------------    ------------    --------------
Total liabilities................................        7,989,429         6,922,445       3,121,260         5,168,838
                                                    --------------    --------------    ------------    --------------
NET ASSETS.......................................   $1,694,712,036    $1,488,871,592    $720,091,616    $1,141,797,872
                                                    --------------    --------------    ------------    --------------
                                                    --------------    --------------    ------------    --------------
COMPONENTS OF NET ASSETS:
 Capital paid in.................................   $1,696,799,437    $1,489,336,619    $720,171,675    $1,141,864,668
 Unrealized depreciation.........................         --                --               --               --
 Accumulated net realized losses.................       (2,087,401)         (465,027)        (80,059)          (66,796)
                                                    --------------    --------------    ------------    --------------
NET ASSETS.......................................   $1,694,712,036    $1,488,871,592    $720,091,616    $1,141,797,872
                                                    --------------    --------------    ------------    --------------
                                                    --------------    --------------    ------------    --------------
NET ASSETS BY CLASS OF SHARES:
 Single class funds..............................   $1,694,712,036    $1,488,871,592    $720,091,616          --
 Investor shares.................................         --                --               --         $  376,367,982
 Exchange shares.................................         --                --               --                121,193
 Institutional shares............................         --                --               --            765,308,697
                                                    --------------    --------------    ------------    --------------
NET ASSETS.......................................   $1,694,712,036    $1,488,871,592    $720,091,616    $1,141,797,872
                                                    --------------    --------------    ------------    --------------
                                                    --------------    --------------    ------------    --------------
SHARES OUTSTANDING:
 Single class funds..............................    1,696,871,937     1,489,436,619     720,171,675          --
                                                    --------------    --------------    ------------    --------------
                                                    --------------    --------------    ------------    --------------
 Investor shares.................................         --                --               --            376,388,487
                                                    --------------    --------------    ------------    --------------
                                                    --------------    --------------    ------------    --------------
 Exchange shares.................................         --                --               --                121,229
                                                    --------------    --------------    ------------    --------------
                                                    --------------    --------------    ------------    --------------
 Institutional shares............................         --                --               --            765,367,304
                                                    --------------    --------------    ------------    --------------
                                                    --------------    --------------    ------------    --------------
NET ASSET VALUE PER SHARE:
 All share classes...............................   $         1.00    $         1.00    $       1.00    $         1.00
                                                    --------------    --------------    ------------    --------------
                                                    --------------    --------------    ------------    --------------

(a) Cost of investments..........................   $1,660,513,889    $1,492,541,968    $675,159,478    $1,143,243,400





NORWEST ADVANTAGE FUNDS -- MONEY MARKET FUNDS
----------------------------------------------------------------
  STATEMENTS OF ASSETS AND LIABILITIES (NOVEMBER 30, 1995)

                                                    MUNICIPAL
                                                   MONEY MARKET
                                                       FUND
                                                   ------------
ASSETS:
 Investments, at value(a)........................  $418,830,530
 Cash............................................        22,824
 Interest, dividends and other receivables.......     2,773,132
 Receivable for securities sold..................    10,983,015
 Receivable for principal paydowns...............       --
                                                   ------------
Total assets.....................................   432,609,501
                                                   ------------
LIABILITIES:
 Payable for securities purchased................     5,001,865
 Investment advisory, transfer agency and
   custodial fees payable........................       180,735
 Management fee payable..........................       --
 Accrued expenses and other payables.............        81,939
 Dividends payable...............................     1,199,215
                                                   ------------
Total liabilities................................     6,463,754
                                                   ------------
NET ASSETS.......................................  $426,145,747
                                                   ------------
                                                   ------------
COMPONENTS OF NET ASSETS:
 Capital paid in.................................  $427,437,411
 Unrealized depreciation.........................    (1,200,000)
 Accumulated net realized losses.................       (91,664)
                                                   ------------
NET ASSETS.......................................  $426,145,747
                                                   ------------
                                                   ------------
NET ASSETS BY CLASS OF SHARES:
 Single class funds..............................       --
 Investor shares.................................  $ 56,834,240
 Exchange shares.................................       --
 Institutional shares............................   369,311,507
                                                   ------------
NET ASSETS.......................................  $426,145,747
                                                   ------------
                                                   ------------
SHARES OUTSTANDING:
 Single class funds..............................       --
                                                   ------------
                                                   ------------
 Investor shares.................................    56,848,943
                                                   ------------
                                                   ------------
 Exchange shares.................................       --
                                                   ------------
                                                   ------------
 Institutional shares............................   369,398,269
                                                   ------------
                                                   ------------
NET ASSET VALUE PER SHARE:
 All share classes...............................  $       1.00
                                                   ------------
                                                   ------------
(a) Cost of investments..........................  $420,030,530

See notes to financial statements.

NORWEST ADVANTAGE FUNDS -- MONEY MARKET FUNDS                  NOVEMBER 30, 1995
--------------------------------------------------------------------------------
  STATEMENTS OF OPERATIONS (PERIOD ENDED NOVEMBER 30, 1995)

                                                             CASH           U.S.                       READY CASH      MUNICIPAL
                                                          INVESTMENT     GOVERNMENT      TREASURY      INVESTMENT        MONEY
                                                             FUND           FUND           FUND           FUND        MARKET FUND
                                                          -----------    -----------    -----------    -----------    -----------

INVESTMENT INCOME:
 Interest income.......................................   $46,415,087    $39,930,126    $19,478,569    $27,008,878    $ 7,623,800
                                                          -----------    -----------    -----------    -----------    -----------
EXPENSES:
 Advisory..............................................    1,121,902      1,017,601         616,449     1,624,316         661,791
 Management............................................      509,126        465,667         297,769       890,197         378,166
 Transfer agent........................................    1,920,628      1,703,336         871,172       686,886         229,192
 Custodian.............................................       84,325         75,634          42,347        52,010          26,408
 Professional services.................................       21,712         19,478          10,352        13,050          12,595
 Filing................................................      112,062        195,466          86,073       177,447         122,326
 Accounting............................................       18,000         18,000          18,000        24,000          30,000
 Trustees..............................................       14,670         13,270           7,020         8,107           3,639
 Distribution..........................................       --             --             --                748         --
 Other.................................................       16,044         12,652           7,113         9,954          38,052
                                                          -----------    -----------    -----------    -----------    -----------
Total expenses.........................................    3,818,469      3,521,104       1,956,295     3,486,715       1,502,169
 Expenses reimbursed and fees waived...................     (119,669 )     (105,009 )      (348,916)     (794,227 )      (586,513)
                                                          -----------    -----------    -----------    -----------    -----------
Net expenses...........................................    3,698,800      3,416,095       1,607,379     2,692,488         915,656
                                                          -----------    -----------    -----------    -----------    -----------
NET INVESTMENT INCOME..................................   42,716,287     36,514,031      17,871,190    24,316,390       6,708,144
                                                          -----------    -----------    -----------    -----------    -----------
REALIZED GAIN ON INVESTMENTS...........................       79,888         61,659         101,578         2,814         --
                                                          -----------    -----------    -----------    -----------    -----------
INCREASE IN NET ASSETS FROM OPERATIONS.................   $42,796,175    $36,575,690    $17,972,768    $24,319,204    $ 6,708,144
                                                          -----------    -----------    -----------    -----------    -----------
                                                          -----------    -----------    -----------    -----------    -----------

See notes to financial statements.

NORWEST ADVANTAGE FUNDS -- MONEY MARKET FUNDS                  NOVEMBER 30, 1995

--------------------------------------------------------------------------------
  STATEMENTS OF CHANGES IN NET ASSETS
  (YEAR ENDED MAY 31, 1995 AND THE PERIOD ENDED NOVEMBER 30, 1995)

                                                                                                                     READY
                                                            CASH               U.S.                                  CASH
                                                         INVESTMENT         GOVERNMENT          TREASURY          INVESTMENT
                                                            FUND               FUND               FUND               FUND
                                                       ---------------    ---------------    ---------------    ---------------

NET ASSETS -- May 31, 1994..........................   $ 1,381,401,842    $1,091,140,740     $   526,482,768    $   497,752,563
                                                       ---------------    ---------------    ---------------    ---------------
OPERATIONS:
 Net investment income..............................        67,650,548        50,247,378          29,859,162         27,481,671
 Realized gain (loss) on investments................          (889,228)         (526,904 )           163,786            (69,633)
 Change in unrealized depreciation..................         --                 --                 --                 --
                                                       ---------------    ---------------    ---------------    ---------------
                                                            66,761,320        49,720,474          30,022,948         27,412,038
                                                       ---------------    ---------------    ---------------    ---------------
DISTRIBUTIONS TO SHAREHOLDERS:
 Net investment income..............................       (67,650,548)      (50,247,378 )       (29,859,162)         --
 Net investment income -- Investor shares...........         --                 --                 --                (9,075,639)
 Net investment income -- Exchange shares...........         --                 --                 --                    (7,558)
 Net investment income -- Institutional shares......         --                 --                 --               (18,398,474)
 Realized gain on investments.......................         --                 (173,918 )         --                 --
 Realized gain on investments -- Investor shares....         --                 --                 --                    (7,537)
 Realized gain on investments -- Exchange shares....         --                 --                 --                        (6)
 Realized gain on investments -- Institutional
   shares...........................................         --                 --                 --                   (13,874)
                                                       ---------------    ---------------    ---------------    ---------------
                                                           (67,650,548)      (50,421,296 )       (29,859,162)       (27,503,088)
                                                       ---------------    ---------------    ---------------    ---------------
CAPITAL SHARE TRANSACTIONS:(a)
 Sale of shares.....................................    12,602,596,403     5,940,912,543       3,390,161,959          --
 Sale of shares -- Investor shares..................         --                 --                 --               599,200,073
 Sale of shares -- Exchange shares..................         --                 --                 --                   229,572
 Sale of shares -- Institutional shares.............         --                 --                 --             1,465,894,906
 Reinvested dividends...............................        44,264,813        13,709,922          12,227,733          --
 Reinvested dividends -- Investor shares............         --                 --                 --                 8,269,655
 Reinvested dividends -- Exchange shares............         --                 --                 --                     7,094
 Reinvested dividends -- Institutional shares.......         --                 --                 --                    35,387
 Cost of shares repurchased.........................   (12,563,069,929)   (5,885,641,030 )    (3,267,938,679)         --
 Cost of shares repurchased -- Investor shares......         --                 --                 --              (502,974,022)
 Cost of shares repurchased -- Exchange shares......         --                 --                 --                  (227,749)
 Cost of shares repurchased -- Institutional
   shares...........................................         --                 --                 --            (1,293,090,276)
 Capital contribution from Adviser..................         --                 --                 --                 --
                                                       ---------------    ---------------    ---------------    ---------------
                                                            83,791,287        68,981,435         134,451,013        277,344,640
                                                       ---------------    ---------------    ---------------    ---------------
NET ASSETS -- May 31, 1995..........................     1,464,303,901     1,159,421,353         661,097,567        775,006,153
                                                       ---------------    ---------------    ---------------    ---------------
OPERATIONS:
 Net investment income..............................        42,716,287        36,514,031          17,871,190         24,316,390
 Realized gain on investments.......................            79,888            61,659             101,578              2,814
                                                       ---------------    ---------------    ---------------    ---------------
                                                            42,796,175        36,575,690          17,972,768         24,319,204
                                                       ---------------    ---------------    ---------------    ---------------
DISTRIBUTIONS TO SHAREHOLDERS:
 Net investment income..............................       (42,716,287)      (36,514,031 )       (17,871,190)         --
 Net investment income -- Investor shares...........         --                 --                 --                (8,452,846)
 Net investment income -- Exchange shares...........         --                 --                 --                    (3,368)
 Net investment income -- Institutional shares......         --                 --                 --               (15,860,176)
 Realized gain on investments.......................         --                 --                 --                 --
 Realized gain on investments -- Investor shares....         --                 --                 --                 --
 Realized gain on investments -- Exchange shares....         --                 --                 --                 --
 Realized gain on investments -- Institutional
   shares...........................................         --                 --                 --                 --
                                                       ---------------    ---------------    ---------------    ---------------
                                                           (42,716,287)      (36,514,031 )       (17,871,190)       (24,316,390)
                                                       ---------------    ---------------    ---------------    ---------------
CAPITAL SHARE TRANSACTIONS:(a)
 Sale of shares.....................................     7,759,416,305     3,770,928,298       1,694,936,007          --
 Sale of shares -- Investor shares..................         --                 --                 --               430,631,721
 Sale of shares -- Exchange shares..................         --                 --                 --                     5,633
 Sale of shares -- Institutional shares.............         --                 --                 --             1,075,216,547
 Reinvested dividends...............................        31,030,032         7,321,082           6,848,458          --
 Reinvested dividends -- Investor shares............         --                 --                 --                 8,054,750
 Reinvested dividends -- Exchange shares............         --                 --                 --                     3,541
 Reinvested dividends -- Institutional shares.......         --                 --                 --                     5,968
 Cost of shares repurchased.........................    (7,560,118,090)   (3,448,860,800 )    (1,642,891,994)         --
 Cost of shares repurchased -- Investor shares......         --                 --                 --              (330,922,573)
 Cost of shares repurchased -- Exchange shares......         --                 --                 --                   (47,612)
 Cost of shares repurchased -- Institutional
   shares...........................................         --                 --                 --              (816,159,070)
                                                       ---------------    ---------------    ---------------    ---------------
                                                           230,328,247       329,388,580          58,892,471        366,788,905
                                                       ---------------    ---------------    ---------------    ---------------
NET ASSETS -- November 30, 1995.....................   $ 1,694,712,036    $1,488,871,592     $   720,091,616    $ 1,141,797,872
                                                       ---------------    ---------------    ---------------    ---------------
                                                       ---------------    ---------------    ---------------    ---------------







NORWEST ADVANTAGE FUNDS -- MONEY MARKET FUNDS
----------------------------------------------------
  STATEMENTS OF CHANGES IN NET ASSETS
  (YEAR ENDED MAY 31, 1995 AND THE PERIOD ENDED NOVE
                                                      MUNICIPAL MONEY
                                                          MARKET
                                                           FUND
                                                      ---------------
NET ASSETS -- May 31, 1994..........................  $   223,909,511
                                                      ---------------
OPERATIONS:
 Net investment income..............................        9,389,872
 Realized gain (loss) on investments................          (39,388)
 Change in unrealized depreciation..................       (1,200,000)
                                                      ---------------
                                                            8,150,484
                                                      ---------------
DISTRIBUTIONS TO SHAREHOLDERS:
 Net investment income..............................        --
 Net investment income -- Investor shares...........       (1,283,965)
 Net investment income -- Exchange shares...........        --
 Net investment income -- Institutional shares......       (8,105,907)
 Realized gain on investments.......................        --
 Realized gain on investments -- Investor shares....        --
 Realized gain on investments -- Exchange shares....        --
 Realized gain on investments -- Institutional
   shares...........................................        --
                                                      ---------------
                                                           (9,389,872)
                                                      ---------------
CAPITAL SHARE TRANSACTIONS:(a)
 Sale of shares.....................................        --
 Sale of shares -- Investor shares..................      140,791,278
 Sale of shares -- Exchange shares..................        --
 Sale of shares -- Institutional shares.............    1,449,036,966
 Reinvested dividends...............................        --
 Reinvested dividends -- Investor shares............        1,206,491
 Reinvested dividends -- Exchange shares............        --
 Reinvested dividends -- Institutional shares.......        2,619,533
 Cost of shares repurchased.........................        --
 Cost of shares repurchased -- Investor shares......     (128,120,128)
 Cost of shares repurchased -- Exchange shares......        --
 Cost of shares repurchased -- Institutional
   shares...........................................   (1,363,027,207)
 Capital contribution from Adviser..................        1,200,000
                                                      ---------------
                                                          103,706,933
                                                      ---------------
NET ASSETS -- May 31, 1995..........................      326,377,056
                                                      ---------------
OPERATIONS:
 Net investment income..............................        6,708,144
 Realized gain on investments.......................        --
                                                      ---------------
                                                            6,708,144
                                                      ---------------
DISTRIBUTIONS TO SHAREHOLDERS:
 Net investment income..............................        --
 Net investment income -- Investor shares...........         (902,576)
 Net investment income -- Exchange shares...........        --
 Net investment income -- Institutional shares......       (5,805,568)
 Realized gain on investments.......................        --
 Realized gain on investments -- Investor shares....        --
 Realized gain on investments -- Exchange shares....        --
 Realized gain on investments -- Institutional
   shares...........................................        --
                                                      ---------------
                                                           (6,708,144)
                                                      ---------------
CAPITAL SHARE TRANSACTIONS:(a)
 Sale of shares.....................................        --
 Sale of shares -- Investor shares..................       57,179,307
 Sale of shares -- Exchange shares..................        --
 Sale of shares -- Institutional shares.............      673,175,481
 Reinvested dividends...............................        --
 Reinvested dividends -- Investor shares............          884,489
 Reinvested dividends -- Exchange shares............        --
 Reinvested dividends -- Institutional shares.......        1,653,440
 Cost of shares repurchased.........................        --
 Cost of shares repurchased -- Investor shares......      (48,653,878)
 Cost of shares repurchased -- Exchange shares......        --
 Cost of shares repurchased -- Institutional
   shares...........................................     (584,470,148)
                                                      ---------------
                                                           99,768,691
                                                      ---------------
NET ASSETS -- November 30, 1995.....................  $   426,145,747
                                                      ---------------
                                                      ---------------

(a) Share transactions at net asset value of $1.00 per share.

See notes to financial statements.

NORWEST ADVANTAGE FUNDS -- MONEY MARKET FUNDS                  NOVEMBER 30, 1995
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
  NOTES TO FINANCIAL STATEMENTS

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

    Norwest Advantage Funds (the 'Trust') is registered as an open-end management investment company. The Trust currently has five money market investment portfolios (each a 'Fund'). The classes of each Fund commenced operations on the following dates:

Cash Investment Fund......................................................................  October 14, 1987
U.S. Government Fund......................................................................  November 16, 1987
Treasury Fund.............................................................................  December 3, 1990
Ready Cash Investment Fund (Investor shares)..............................................  January 20, 1988
Ready Cash Investment Fund (Exchange shares)..............................................  May 9, 1994
Ready Cash Investment Fund (Institutional shares).........................................  January 4, 1994
Municipal Money Market Fund (Investor shares).............................................  January 7, 1988
Municipal Money Market Fund (Institutional shares)........................................  August 3, 1993

    Exchange shares are sold only through the exchange privilege available to shareholders of B shares of the Norwest Advantage Fixed Income and Equity Funds and are subject to a contingent deferred sales charge upon redemption. Institutional shares and Investor shares shareholders incur neither a front-end nor contingent deferred sales charge. The difference between these two share types is the minimum investment required and the level of shareholder service expenses.

    Each Fund is diversified. Prior to July 31, 1993, the Trust's operation was conducted as Prime Value Funds, Inc., a Maryland corporation. The Funds' financial statements are prepared in accordance with generally accepted accounting principles. The Trust Instrument authorizes the issuance of an unlimited number of shares of beneficial interest without par value.

    FINANCIAL STATEMENT PERIODS AND CHANGE OF FISCAL YEAR -- For certain Funds and share classes, the earliest period presented in the financial highlights reflects operations for the period beginning with the commencement date above through the date of its then fiscal year end, as noted. Otherwise, a full year is presented.

    Effective May 31, 1992, the Funds elected to change their fiscal year end to May 31. Prior to May 31, 1992, the fiscal year end was November 30.

    SECURITY VALUATION -- The Funds value securities utilizing the amortized cost method. Under this method all investments purchased at a discount or premium are valued by accreting or amortizing, respectively, the difference between the original purchase price and maturity value of the issue over the period to maturity.

    Realized gains and losses on investments sold are recorded on the basis of identified cost.

    Security transactions are accounted for on a trade date basis.

    The cost basis for federal income tax purposes is the same as for financial accounting purposes.

    Delivery and payment for securities which have been purchased by the Funds on a forward commitment or when issued basis take place after normal settlement dates. During this period, the Funds are subject to market fluctuations in the price of the purchased securities.

    REPURCHASE AGREEMENTS -- Each Fund may purchase portfolio securities from financial institutions deemed to be creditworthy by the investment adviser subject to the seller's agreement to repurchase and the Fund's agreement to resell such securities. Securities purchased subject to repurchase agreements are maintained by the Trust and must have, at all times, an aggregate market value greater than or equal to the repurchase price plus accrued interest. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the Funds require the seller to deposit additional collateral by the next business day. In the event that the seller under the agreement defaults on its repurchase obligation or fails to deposit sufficient collateral, the Funds have the contractual right, subject to the requirements of applicable bankruptcy and insolvency laws, to sell the underlying securities at market value and may claim any resulting loss from the seller. For certain demand agreements, there is no agreed upon repurchase date and interest payments are calculated daily, often based upon the prevailing overnight repurchase rate.

    VARIABLE RATE SECURITIES -- For variable rate securities, the interest rate varies to reflect current market conditions. The rate shown is the effective rate on November 30, 1995. The maturity date shown represents the final maturity. For purposes of Rule 2a-7, securities generally are deemed to have a maturity of the date noted on the face of the instrument, except that certain variable rate government and short-term corporate securities are deemed to have a maturity of the period remaining until the next readjustment of the interest rate and certain securities with demand features are deemed to have a maturity of the longer of the demand period or the period remaining until the next readjustment of the interest rate.

    INTEREST INCOME AND DIVIDENDS TO SHAREHOLDERS -- Interest income is accrued as earned. Dividends to shareholders of net investment income are declared daily and paid monthly by each Fund. Net capital gain, unless offset by any available capital loss carryovers, is distributed to shareholders at least annually.

NORWEST ADVANTAGE FUNDS -- MONEY MARKET FUNDS                  NOVEMBER 30, 1995
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
  NOTES TO FINANCIAL STATEMENTS (CONTINUED)

    EXPENSE ALLOCATION -- Each share of each class represents an undivided, proportionate interest in the Fund. The Funds' class specific expenses include distribution expenses, if any, transfer agent fees and expenses and certain other expenses that can be solely attributable to a class.

    FEDERAL INCOME TAX -- Each Fund has qualified, and intends to continue to qualify, as a regulated investment company and distributes all of its taxable income. Therefore, each Fund is not subject to Federal income tax. As of May 31, 1995, certain of the Funds have capital loss carryovers available to offset future capital gains as follows:

                                                                           YEAR OF EXPIRATION
                                                              ---------------------------------------------
                                                                2001       2002        2003        TOTAL
                                                              --------   --------   ----------   ----------

Cash Investment Fund......................................... $153,696   $  --      $2,013,410   $2,167,106
U.S. Government Fund.........................................    --         --         526,904      526,904
Treasury Fund................................................       26    180,421       73,190      181,637
Ready Cash Investment Fund...................................    --         --          69,633       69,633
Municipal Money Market Fund..................................    --                     72,404       72,404

2. ADVISORY, SERVICING FEES AND OTHER TRANSACTIONS WITH AFFILIATES

    The investment adviser of each Fund is Norwest Investment Management, a part of Norwest Bank Minnesota, N.A. (the 'Adviser'). Norwest Bank Minnesota, N.A. is a subsidiary of Norwest Corporation. The Adviser receives an advisory fee from Cash Investment Fund, U.S. Government Fund, Treasury Fund and Ready Cash Investment Fund at annual rates of 0.20%, 0.20%, 0.20% and 0.40%, respectively, of the average daily net assets for the first $300 million of net assets of each Fund, declining to 0.12%,
0.12%, 0.12% and 0.32%, respectively, of the average daily net assets of each Fund's net assets in excess of $700 million. The Adviser receives an advisory fee from Municipal Money Market Fund at an annual rate of 0.35% of the average daily net assets for the first $500 million of net assets of the Fund, declining to 0.30% of the average daily net assets of the Fund's net assets in excess of $1 billion.

    The Adviser has agreed to reimburse each Fund for certain operating expenses (exclusive of interest, taxes, brokerage fees, fees and other expenses paid pursuant to any distribution plan and organization expenses, all to the extent permitted by applicable state law or regulation) which in any year exceed the limits prescribed by any state in which the Fund's shares are qualified for sale. The Funds' annual expenses are estimated and accrued daily, and any related reimbursements are made monthly by the Adviser.

    The Municipal Money Market Fund obtained an $8,500,000 non-transferable Letter of Credit (LOC) from Trust Company Bank which supports the payment of principal and interest on the Orange County Bond, expiring on June 30, 1996. The Adviser has agreed to reimburse Trust Company Bank for any payments made by them to the Fund. As of November 30, 1995, no payments were received from Trust Company Bank in connection with this LOC.

    Norwest Bank Minnesota, N.A. serves as the Trust's transfer agent, dividend disbursing agent and custodian, and is compensated for those services at an aggregate annual rate of up to 0.28% of the average daily net assets of Cash Investment Fund, U.S. Government Fund and Treasury Fund, of up to 0.10% of the average daily net assets of Ready Cash Investment Fund and Municipal Money Market Fund attributable to Institutional shares, and of up to 0.30% of the average daily net assets attributable to the other classes of Ready Cash Investment Fund and Municipal Money Market Fund.

    The manager of the Trust is Forum Financial Services, Inc. ('Forum'), a registered broker-dealer and a member of the National Association of Securities Dealers, Inc. Forum receives a management fee for its services from Cash Investment Fund, U.S. Government Fund and Treasury Fund at an annual rate of 0.10% of the average daily net assets for the first $300 million of each Fund's net assets, declining to 0.05% of the average daily net assets for each Fund's net assets in excess of $700 million. Forum receives a management fee from Ready Cash Investment Fund and Municipal Money Market Fund at an annual rate of 0.20% of the average daily net assets of each Fund attributable to each class of each Fund's shares. In addition, certain legal expenses were charged to the Trust by Forum. The respective amounts of legal expenses for Cash Investment Fund, U.S. Government Fund, Treasury Fund, Ready Cash Investment Fund and Municipal Money Market Fund were: $14,855, $13,132, $6,970, $8,464, $3,596.

    Forum Financial Corp. ('FFC'), an affiliate of Forum, provides fund accounting services to the Funds. For these services, FFC receives a fee of $36,000 per year per Fund plus certain amounts based upon the number of classes and number and types of portfolio transactions within each Fund.

    The Trust has adopted a Distribution Plan (the 'Plan') with respect to Exchange shares of Ready Cash Investment Fund pursuant to Rule 12b-1 under the Investment Company Act of 1940. The Plan authorizes the payment to Forum of a distribution service fee of 0.75% of the average daily net assets, and a maintenance fee of 0.25% of the average daily net assets, of Ready Cash Investment Fund attributable to Exchange shares. No maintenance fees were incurred by the Fund during the period ended November 30, 1995. The distribution payments are used to reimburse the distributor for (i) sales commissions at levels set from time to time by the Board

NORWEST ADVANTAGE FUNDS -- MONEY MARKET FUNDS                  NOVEMBER 30, 1995
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
  NOTES TO FINANCIAL STATEMENTS (CONTINUED)

not to exceed 6.25% of the amount received by the Fund for each Exchange share sold (excluding reinvestment of dividends and distributions) and (ii) interest calculated by applying the rate of 1% over the prime rate to the outstanding balance of unreimbursed distribution charges. The current sales commission rate is based upon that rate in effect for the Fixed Income or Equity Fund from which the shareholder exchanged its shares.

    In the event that the Plan is terminated or not continued, the Fund will continue to pay distribution service fees to Forum (but only with respect to sales that occurred prior to the termination or discontinuance of the Plan) until the earlier of (a) four years after the date of termination or discontinuance or (b) such time as there exist no unreimbursed distribution charges attributable to that Fund under the Plan, as calculated pursuant to the Plan.

    Unreimbursed distribution charges at November 30, 1995 for Ready Cash Investment Fund were $11,027.

    For the period ended November 30, 1995, fees waived and expenses reimbursed by the Trust's custodian and transfer agent, investment adviser, and manager and distributor were as follows:

                                                                          FEES WAIVED                   EXPENSES
                                                             --------------------------------------    REIMBURSED
                                                             CUSTODIAN AND                             ----------
                                                             TRANSFER AGENT    ADVISER      FORUM        FORUM
                                                             --------------    --------    --------    ----------

Cash Investment Fund......................................      $  2,873       $  --       $116,796     $ --
U.S. Government Fund......................................         7,972          --         97,037       --
Treasury Fund.............................................       136,093          --        212,823       --
Ready Cash Investment Fund................................       125,571         37,419     631,237       --
Municipal Money Market Fund...............................       102,041        113,450     371,022       --

3. PURCHASES AND SALES OF SECURITIES

    Cost of purchases and proceeds from sales (including maturities) of securities during the period ended November 30, 1995 were as follows:

                                                                                   COST OF           PROCEEDS
                                                                                  PURCHASES         FROM SALES
                                                                               ---------------    ---------------

Cash Investment Fund........................................................   $33,191,617,323    $33,017,193,637
U.S. Government Fund........................................................    45,827,945,624     45,514,087,193
Treasury Fund...............................................................     6,382,457,621      6,386,607,699
Ready Cash Investment Fund..................................................    19,742,973,090     19,398,568,017
Municipal Money Market Fund.................................................       911,559,408        821,162,494

NORWEST ADVANTAGE FUNDS -- MONEY MARKET FUNDS                  NOVEMBER 30, 1995
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   FINANCIAL HIGHLIGHTS

   SELECTED DATA FOR A SHARE OUTSTANDING DURING THE PERIOD

                                                                                                                          RATIOS TO
                                                                                                                           AVERAGE
                                                                                                                         NET ASSETS
                            BEGINNING               NET REALIZED   DIVIDENDS                                             -----------
                            NET ASSET     NET      AND UNREALIZED   FROM NET   DISTRIBUTIONS     CAPITAL    ENDING NET
                            VALUE PER  INVESTMENT  GAIN (LOSS) ON  INVESTMENT     FROM NET    CONTRIBUTION  ASSET VALUE
                              SHARE      INCOME      INVESTMENTS     INCOME    REALIZED GAINS FROM ADVISER   PER SHARE   EXPENSES(A)
                            ---------  ----------  --------------- ----------  -------------- ------------- -----------  -----------
CASH INVESTMENT FUND
 Period Ended November 30,
 1995......................   $1.00      $0.028         $ --        ($ 0.028)       $ --          $ --         $1.00       0.48%(b)
 Year Ended May 31,
 1995......................    1.00       0.049          --           (0.049)        --            --           1.00       0.48%
 1994......................    1.00       0.031          --           (0.031)        --            --           1.00       0.49%
 1993......................    1.00       0.033          --           (0.033)        --            --           1.00       0.50%
 Six Months Ended May 31,
 1992(d)...................    1.00       0.021          --           (0.021)        --            --           1.00       0.50%(b)
 Year Ended November 30,
 1991......................    1.00       0.061          --           (0.061)        --            --           1.00       0.51%
 1990......................    1.00       0.079          --           (0.079)        --            --           1.00       0.45%
U.S. GOVERNMENT FUND
 Period Ended November 30,
 1995......................    1.00       0.027          --           (0.027)        --            --           1.00       0.50%(b)
 Year Ended May 31,
 1995......................    1.00       0.047          --           (0.047)        --            --           1.00       0.50%
 1994......................    1.00       0.030          --           (0.030)        --            --           1.00       0.47%
 1993......................    1.00       0.030          --           (0.030)        --            --           1.00       0.45%
 Six Months Ended May 31,
 1992(d)...................    1.00       0.020          --           (0.020)        --            --           1.00       0.45%(b)
 Year Ended November 30,
 1991......................    1.00       0.058          --           (0.058)        --            --           1.00       0.45%
 1990......................    1.00       0.077          --           (0.077)        --            --           1.00       0.45%
TREASURY FUND
 Period Ended November 30,
 1995......................    1.00       0.026          --           (0.026)        --            --           1.00       0.46%(b)
 Year Ended May 31,
 1995......................    1.00       0.046          --           (0.046)        --            --           1.00       0.46%
 1994......................    1.00       0.028          --           (0.028)        --            --           1.00       0.46%
 1993......................    1.00       0.029          --           (0.029)        --            --           1.00       0.47%
 Six Months Ended May 31,
 1992(d)...................    1.00       0.020          --           (0.020)        --            --           1.00       0.47%(b)
 Period Ended November 30,
 1991(c)...................    1.00       0.058          --           (0.058)        --            --           1.00       0.31%(b)
READY CASH INVESTMENT FUND
INVESTOR SHARES
 Period Ended November 30,
 1995......................    1.00       0.026          --           (0.026)        --            --           1.00       0.82%(b)
 Year Ended May 31,
 1995......................    1.00       0.045          --           (0.045)        --            --           1.00       0.82%
 1994......................    1.00       0.027          --           (0.027)        --            --           1.00       0.82%
 1993......................    1.00       0.030          --           (0.030)        --            --           1.00       0.82%
 Six Months Ended May 31,
 1992(d)...................    1.00       0.020          --           (0.020)        --            --           1.00       0.82%(b)
 Year Ended November 30,
 1991......................    1.00       0.058          --           (0.058)        --            --           1.00       0.82%
 1990......................    1.00       0.076          --           (0.076)        --            --           1.00       0.82%







                                                        NET ASSETS
                                                        AT END OF
                                NET                       PERIOD
                             INVESTMENT     TOTAL         (000'S
                               INCOME       RETURN       OMITTED)
                             ----------     ------      ----------
CASH INVESTMENT FUND
 Period Ended November 30,
 1995......................     5.56%(b)     5.68%(b)   $1,694,712
 Year Ended May 31,
 1995......................     4.87%        4.96%       1,464,304
 1994......................     3.11%        3.16%       1,381,402
 1993......................     3.29%        3.36%       1,944,948
 Six Months Ended May 31,
 1992(d)...................     4.23%(b)     4.29%(b)    1,292,196
 Year Ended November 30,
 1991......................     6.11%        6.31%       1,004,979
 1990......................     7.92%        8.22%         747,744
U.S. GOVERNMENT FUND
 Period Ended November 30,
 1995......................     5.36%(b)     5.48%(b)    1,488,872
 Year Ended May 31,
 1995......................     4.68%        4.81%       1,159,421
 1994......................     3.02%        3.07%       1,091,141
 1993......................     3.00%        3.06%         903,274
 Six Months Ended May 31,
 1992(d)...................     3.99%(b)     4.07%(b)      623,685
 Year Ended November 30,
 1991......................     5.84%        6.00%         469,487
 1990......................     7.66%        7.94%         500,794
TREASURY FUND
 Period Ended November 30,
 1995......................     5.13%(b)     5.24%(b)      720,092
 Year Ended May 31,
 1995......................     4.62%        4.65%         661,098
 1994......................     2.81%        2.83%         526,483
 1993......................     2.93%        2.98%         384,751
 Six Months Ended May 31,
 1992(d)...................     4.01%(b)     4.07%(b)      374,492
 Period Ended November 30,
 1991(c)...................     5.62%(b)     6.02%(b)      354,200
READY CASH INVESTMENT FUND
INVESTOR SHARES
 Period Ended November 30,
 1995......................     5.25%(b)     5.37%(b)      376,368
 Year Ended May 31,
 1995......................     4.64%        4.62%         268,603
 1994......................     2.70%        2.74%         164,138
 1993......................     3.04%        3.08%         162,585
 Six Months Ended May 31,
 1992(d)...................     4.01%(b)     4.05%(b)      176,378
 Year Ended November 30,
 1991......................     5.81%        5.98%         183,775
 1990......................     7.56%        7.83%         166,911

See notes to financial statements.
                                       8

NORWEST ADVANTAGE FUNDS -- MONEY MARKET FUNDS                  NOVEMBER 30, 1995
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   FINANCIAL HIGHLIGHTS (CONTINUED)

   SELECTED DATA FOR A SHARE OUTSTANDING DURING THE PERIOD

                                                                                                                          RATIOS TO
                                                                                                                           AVERAGE
                                                                                                                         NET ASSETS
                            BEGINNING               NET REALIZED   DIVIDENDS                                             -----------
                            NET ASSET     NET      AND UNREALIZED   FROM NET   DISTRIBUTIONS     CAPITAL    ENDING NET
                            VALUE PER  INVESTMENT  GAIN (LOSS) ON  INVESTMENT     FROM NET    CONTRIBUTION  ASSET VALUE
                              SHARE      INCOME      INVESTMENTS     INCOME    REALIZED GAINS FROM ADVISER   PER SHARE   EXPENSES(A)
                            ---------  ----------  --------------- ----------  -------------- ------------- -----------  -----------
EXCHANGE SHARES
 Period Ended November 30,
 1995......................   $1.00      $0.023         $ --        ($ 0.023)       $ --          $ --         $1.00       1.58%(b)
 Year Ended May 31, 1995...    1.00       0.038          --           (0.038)        --            --           1.00       1.57%
 Period Ended May 31,
 1994(c)...................    1.00       0.001          --           (0.001)        --            --           1.00       1.53%(b)
INSTITUTIONAL SHARES
 Period Ended November 30,
 1995......................    1.00       0.028          --           (0.028)        --            --           1.00       0.48%(b)
 Year Ended May 31, 1995...    1.00       0.049          --           (0.049)        --            --           1.00       0.48%
 Period Ended May 31,
 1994(c)...................    1.00       0.013          --           (0.013)        --            --           1.00       0.43%(b)
MUNICIPAL MONEY MARKET FUND
INVESTOR SHARES
 Period Ended November 30,
 1995......................    1.00       0.017          --           (0.017)        --            --           1.00       0.66%(b)
 Year Ended May 31,
 1995......................    1.00       0.031        (0.004)        (0.031)        --           0.004         1.00       0.65%
 1994......................    1.00       0.021          --           (0.021)        --            --           1.00       0.65%
 1993......................    1.00       0.021          --           (0.021)        --            --           1.00       0.65%
 Six Months Ended May 31,
 1992(d)...................    1.00       0.014          --           (0.014)        --            --           1.00       0.63%(b)
 Year Ended November 30,
 1991......................    1.00       0.042          --           (0.042)        --            --           1.00       0.64%
 1990......................    1.00       0.053          --           (0.053)        --            --           1.00       0.64%
INSTITUTIONAL SHARES
 Period Ended November 30,
 1995......................    1.00       0.018          --           (0.018)        --            --           1.00       0.46%(b)
 Year Ended May 31, 1995...    1.00       0.033        (0.004)        (0.033)        --           0.004         1.00       0.45%
 Period Ended May 31,
 1994(c)...................    1.00       0.019          --           (0.019)        --            --           1.00       0.45%(b)







                                                        NET ASSETS
                                                        AT END OF
                                NET                       PERIOD
                             INVESTMENT     TOTAL         (000'S
                               INCOME       RETURN       OMITTED)
                             ----------     ------      ----------
EXCHANGE SHARES
 Period Ended November 30,
 1995......................     4.50%(b)     4.58%(b)      $   121
 Year Ended May 31, 1995...     3.62%        3.69%             160
 Period Ended May 31,
 1994(c)...................     2.48%(b)     2.51%(b)          151
INSTITUTIONAL SHARES
 Period Ended November 30,
 1995......................     5.59%(b)     5.72%(b)      765,309
 Year Ended May 31, 1995...     4.97%        4.98%         506,243
 Period Ended May 31,
 1994(c)...................     3.12%(b)     3.17%(b)      333,464
MUNICIPAL MONEY MARKET FUND
INVESTOR SHARES
 Period Ended November 30,
 1995......................     3.38%(b)     3.42%(b)       56,834
 Year Ended May 31,
 1995......................     3.10%        3.13%(e)       47,424
 1994......................     2.03%        2.09%          33,554
 1993......................     2.13%        2.18%          75,521
 Six Months Ended May 31,
 1992(d)...................     2.81%(b)     2.89%(b)       82,678
 Year Ended November 30,
 1991......................     4.10%        4.26%          66,327
 1990......................     5.34%        5.48%          29,801
INSTITUTIONAL SHARES
 Period Ended November 30,
 1995......................     3.58%(b)     3.62%(b)      369,312
 Year Ended May 31, 1995...     3.37%        3.33%(e)      278,953
 Period Ended May 31,
 1994(c)...................     2.33%(b)     2.34%(b)      190,356

(a) During certain periods, various fees and expenses were waived and reimbursed. Had such waivers and reimbursements not occurred, the ratio of expenses to average net assets would have been:

                                                                                                                   SIX MONTHS
                                                                PERIOD ENDED          YEAR ENDED MAY 31,              ENDED
                                                                NOVEMBER 30,      ---------------------------        MAY 31,
                                                                  1995(B)         1995       1994       1993       1992(B)(D)
                                                                ------------      -----      -----      -----      -----------
Cash Investment Fund........................................        0.50%          0.50%      0.49%      0.51%         0.56%
U.S. Government Fund........................................        0.52%          0.52%      0.53%      0.57%         0.61%
Treasury Fund...............................................        0.56%          0.57%      0.58%      0.58%         0.59%
Ready Cash Investment Fund
   Investor shares..........................................        0.90%          0.91%      0.92%      0.94%         0.93%
   Exchange shares..........................................        2.81%          6.32%      1.85%(b)   --           --
   Institutional shares.....................................        0.72%          0.73%      0.81%(b)   --           --
Municipal Money Market Fund
   Investor shares..........................................        0.95%          0.93%      0.99%      0.97%         0.96%
   Exchange shares..........................................        0.77%          0.74%      0.77%(b)   --           --







                                                                 YEAR ENDED
                                                                NOVEMBER 30,
                                                              ----------------
                                                              1991       1990
                                                              -----      -----
Cash Investment Fund........................................   0.54%      0.57%
U.S. Government Fund........................................   0.60%      0.61%
Treasury Fund...............................................   0.66%(b)   --
Ready Cash Investment Fund
   Investor shares..........................................   0.96%      0.97%
   Exchange shares..........................................   --         --
   Institutional shares.....................................   --         --
Municipal Money Market Fund
   Investor shares..........................................   1.08%      1.16%
   Exchange shares..........................................   --         --

(b) Annualized

(c) See Note 1 of notes to financial statements for periods covered.

(d) See Note 1 of notes to financial statements regarding change of fiscal year.

(e) The total return for 1995 includes the effect of a capital contribution from the Adviser. Without the capital contribution, the total return would have been 2.59% for Investor shares and 2.79% for Institutional shares.

See notes to financial statements.
                                       9

NORWEST ADVANTAGE FUNDS -- MONEY MARKET FUNDS                 NOVEMBER 30, 1995

-------------------------------------------------------------------------------
  SCHEDULE OF INVESTMENTS

   Face                                   Security
  Amount                                Description                                                        Value
----------                         ----------------------                                             --------------
  CASH INVESTMENT FUND
Agency Notes (3.8%):
$  17,500,000  Federal Farm Credit Bank, 5.60%, due 7/1/96..........................................  $   17,507,623
   20,000,000  Federal Home Loan Bank, 6.105%, due 5/16/96..........................................      19,990,328
   25,000,000  Federal Home Loan Bank, 6.015%, due 6/3/96...........................................      25,060,551
                                                                                                      --------------
 Total Agency Notes                                                                                       62,558,502
                                                                                                      --------------
Asset Backed Securities (2.2%):
   12,500,000  Money Market Auto Loan Trust 1990-1, 6.015% variable rate, due 4/30/97...............      12,500,000
    4,584,680  Small Business Administration Guaranteed Loan Pool 501694, 6.875% variable rate, due
                11/25/16............................................................................       4,648,253
    5,910,091  Small Business Administration Guaranteed Loan Pool 502144, 6.75% variable rate, due
                12/25/17............................................................................       5,910,091
    5,677,978  Small Business Administration Guaranteed Loan Pool 502171, 6.75% variable rate, due
                12/25/17............................................................................       5,677,978
    5,992,806  Small Business Administration Guaranteed Loan Pool 502199, 6.75% variable rate, due
                3/25/18.............................................................................       5,992,806
    2,220,439  Small Business Administration Guaranteed Loan Pool 502339, 6.625% variable rate, due
                1/25/03.............................................................................       2,220,439
                                                                                                      --------------
 Total Asset Backed Securities                                                                            36,949,567
                                                                                                      --------------
Bank Notes (10.1%):
   25,000,000  American Express Centurion Bank, 5.852% variable rate, due 12/1/95...................      25,000,000
   22,000,000  Bank One, Columbus, N.A., 6.00%, due 9/12/96.........................................      22,000,000
   10,000,000  Huntington National Bank, 6.55%, due 7/1/96..........................................      10,051,872
   50,000,000  National Australia Bank Ltd, 5.75%, due 10/2/96......................................      49,947,862
   20,000,000  PNC Bank, N.A., Pittsburgh, 5.763% variable rate, due 5/17/96........................      19,997,258
   10,000,000  Shizuoka Bank Ltd., 5.82% variable rate, due 3/6/96..................................       9,999,214
   15,000,000  Shizuoka Bank Ltd., 5.863% variable rate, due 10/25/96...............................      14,998,652

Bank Notes, continued:
$  15,000,000  The Bank of New York Company, Incorporated, Delaware, 5.875%, due 10/24/96...........  $   15,000,000
                                                                                                      --------------
 Total Bank Notes                                                                                        166,994,858
                                                                                                      --------------
Banker's Acceptances (0.6%):
   10,000,000  Bank of Tokyo Ltd., London Branch, 6.189% yield, due 1/19/96.........................       9,916,972
                                                                                                      --------------
Certificates Of Deposit (6.7%):
   20,000,000  Dai-Ichi Kangyo Bank Ltd., 6.11%, due 1/16/96........................................      19,999,418
   30,000,000  Mitsubishi Bank Ltd., 5.90%, due 12/27/95............................................      29,999,787
   30,000,000  Mitsubishi Bank Ltd., 5.97%, due 12/28/95............................................      30,000,000
    7,000,000  Mitsubishi Bank Ltd., 6.17%, due 1/19/96.............................................       6,998,427
   25,000,000  Sanwa Bank Ltd., 6.03%, due 12/29/95.................................................      25,000,383
                                                                                                      --------------
 Total Certificates Of Deposit                                                                           111,998,015
                                                                                                      --------------
Commercial Paper (53.7%):
   20,000,000  Anchor Funding Corporation, 5.99% yield, due 2/8/96(a)...............................      19,770,384
   10,334,000  Anchor Funding Corporation, 6.03% yield, due 2/8/96(a)...............................      10,216,149
   30,000,000  Anchor Funding Corporation, 6.092% yield, due 2/8/96(a)..............................      29,655,000
   25,000,000  Astro Capital Corporation, 5.986% yield, due 12/29/95(a).............................      24,884,888
   10,000,000  Creative Capital Corporation, 6.085% yield, due 1/16/96(a)...........................       9,923,078
   17,000,000  Creative Capital Corporation, 5.99% yield, due 1/23/96(a)............................      16,852,336
    8,320,000  Creative Capital Corporation, 6.093% yield, due 1/25/96(a)...........................       8,243,734
   25,000,000  Creative Capital Corporation, 6.06% yield, due 2/15/96(a)............................      24,684,917
   16,500,000  Daewoo International (America) Corporation, 6.077% yield, due 2/8/96.................      16,310,250
    5,000,000  Dean Witter Discover & Company, 6.501% yield, due 12/15/95...........................       4,987,944
   23,000,000  Diamond Asset Funding Corporation, 6.054% yield, due 1/11/96(a)......................      22,842,834

See notes to financial statements.
                                      10

NORWEST ADVANTAGE FUNDS -- MONEY MARKET FUNDS                 NOVEMBER 30, 1995

-------------------------------------------------------------------------------
  SCHEDULE OF INVESTMENTS (continued)

   Face                                   Security
  Amount                                Description                                                        Value
----------                         ----------------------                                             --------------
  CASH INVESTMENT FUND (continued)
Commercial Paper, continued:
$  16,856,000  Dynamic Funding Corporation, 5.909% yield, due 12/18/95..............................  $   16,809,435
   10,000,000  Dynamic Funding Corporation, 6.123% yield, due 1/17/96...............................       9,921,014
   25,004,000  Dynamic Funding Corporation, 6.093% yield, due 1/24/96...............................      24,778,214
    4,500,000  Dynamic Funding Corporation, 6.121% yield, due 2/7/96................................       4,448,745
   10,000,000  Dynamic Funding Corporation, 6.079% yield, due 2/16/96...............................       9,871,881
   22,980,000  Frontier Funding Corporation, 6.087% yield, due 2/21/96(a)...........................      22,665,940
   11,511,000  Golden Gate Management, Incorporated, Sumitomo Bank Ltd. LOC, 5.908% yield, due
                12/12/95............................................................................      11,490,336
   12,000,000  Hillsborough County, Florida, Sanwa Bank Ltd. LOC, 5.869% yield, due 5/29/96.........      11,658,000
    2,611,000  Holland Limited Securitization, Incorporated, 6.121% yield, due 12/11/95(a)..........       2,606,576
   25,390,000  Holland Limited Securitization, Incorporated, 5.884% yield, due 1/22/96(a)...........      25,180,223
   20,000,000  Industrial Funding Corporation, 6.086% yield, due 1/25/96(a).........................      19,816,667
    5,300,000  International Securitization Corporation, 6.129% yield, due 12/19/95(a)..............       5,283,835
    3,470,000  International Securitization Corporation, 6.142% yield, due 1/30/96..................       3,434,895
   17,171,000  Iris Partners Ltd., Sumitomo Bank Ltd. LOC, 5.848% yield, due 12/8/95................      17,151,568
   28,440,000  Jet Funding Corporation, 6.041% yield, due 12/29/95..................................      28,308,386
   20,000,000  Jet Funding Corporation, 6.165% yield, due 1/31/96...................................      19,794,295

Commercial Paper, continued:
$  50,000,000  Merrill Lynch & Company, Incorporated, 5.77% yield, due 12/4/95......................  $   49,975,958
   10,000,000  ORIX America, Incorporated, Sanwa Bank Ltd. LOC, 5.865% yield, due 5/24/96...........       9,722,917
    8,068,000  October Corporation, 6.131% yield, due 12/21/95......................................       8,040,659
   11,254,000  Old Line Funding Corporation, 5.967% yield, due 12/4/95(a)...........................      11,248,420
   13,458,000  Old Line Funding Corporation, 5.974% yield, due 12/11/95(a)..........................      13,435,757
    3,248,000  Premium Funding, Incorporated, 6.122% yield, due 12/12/95(a).........................       3,241,946
    2,061,000  Premium Funding, Incorporated, 6.128% yield, due 12/18/95(a).........................       2,055,063
   25,000,000  Progress Funding Corporation, 6.114% yield, due 1/8/96(a)............................      24,840,348
   11,300,000  Progress Funding Corporation, 6.124% yield, due 1/10/96(a)...........................      11,223,662
   18,500,000  Progress Funding Corporation, 6.127% yield, due 2/5/96(a)............................      18,294,805
   21,400,000  Quebec (Province of), Canada, 6.317% yield, due 12/12/95.............................      21,360,309
   19,000,000  Ruby Asset Funding Corporation, 5.919% yield, due 12/29/95(a)........................      18,913,550
   20,000,000  Ruby Asset Funding Corporation, 6.229% yield, due 1/12/96(a).........................      19,856,500
   21,000,000  SRD Finance Incorporated, Bank of Tokyo, Ltd. LOC, 6.164% yield, due 1/11/96.........      20,853,630
   10,000,000  Sanwa Business Credit Corporation, 5.915% yield, due 1/19/96.........................       9,920,784
   20,000,000  Sapphire Funding Corporation, 5.89% yield, due 12/20/95(a)...........................      19,938,672
   12,000,000  Sapphire Funding Corporation, 6.102% yield, due 2/2/96(a)............................      11,874,000
   15,000,000  Sierra Funding Corporation, 6.128% yield, due 1/31/96................................      14,771,291
   12,000,000  Stellar Capital Corporation, 5.938% yield, due 1/30/96(a)............................      11,883,400

See notes to financial statements.
                                      11

NORWEST ADVANTAGE FUNDS -- MONEY MARKET FUNDS                 NOVEMBER 30, 1995

-------------------------------------------------------------------------------
  SCHEDULE OF INVESTMENTS (continued)

   Face                                   Security
  Amount                                Description                                                        Value
----------                         ----------------------                                             --------------
  CASH INVESTMENT FUND (continued)
Commercial Paper, continued:
$   7,925,000  Stellar Capital Corporation, 6.142% yield, due 1/31/96(a)............................  $    7,843,489

   22,000,000  Stellar Capital Corporation, 5.856% yield, due 5/15/96(a)............................      21,421,767

   10,000,000  Stellar Capital Corporation, 5.859% yield, due 5/20/96(a)............................       9,729,251

    6,081,000  Strategic Asset Funding Corporation, 6.073% yield, due 3/29/96.......................       5,961,399

    4,075,000  Takeda Finance USA, Incorporated, 6.13% yield, due 12/20/95(a).......................       4,061,881

   27,195,000  Thames Asset Global Securitization No. 1, Incorporated, 5.975% yield, due
                12/12/95(a).........................................................................      27,145,558

   12,203,000  Thames Asset Global Securitization No. 1, Incorporated, 5.975% yield, due
                12/15/95(a).........................................................................      12,174,764

   25,000,000  Tri-Lateral Capital, Incorporated, 5.956% yield, due 12/1/95(a)......................      25,000,000

   11,114,000  Tri-Lateral Capital, Incorporated, 6.194% yield, due 1/22/96(a)......................      11,016,074

    7,465,000  Tri-Lateral Capital, Incorporated, 6.121% yield, due 2/12/96(a)......................       7,373,722

   14,455,000  Tri-Lateral Capital, Incorporated, 6.123% yield, due 2/13/96(a)......................      14,275,831
    9,005,000  Tri-Lateral Capital, Incorporated, 6.123% yield, due 2/14/96(a)......................       8,891,875

    6,579,000  Working Capital Management Company L.P., 6.061% yield, due 1/26/96...................       6,517,596
    6,685,000  Working Capital Management Company L.P., 6.123% yield, due 2/21/96...................       6,593,182
                                                                                                      --------------

 Total Commercial Paper                                                                                  891,049,584
                                                                                                      --------------
Corporate Notes (10.9%):
$  12,000,000  Bear, Stearns & Company, Incorporated, 5.955% variable rate, due 1/11/96.............  $   12,000,000
   15,000,000  CS First Boston, Incorporated, 5.975% variable rate, due 9/16/96.....................      15,000,000
   10,000,000  Ciesco L.P., 6.57%, due 1/22/96......................................................       9,999,302
   14,490,000  Dean Witter Discover & Company, 6.088% variable rate, due 12/15/95...................      14,490,940
   15,000,000  Franklin Resources, Incorporated, 6.27%, due 3/15/96.................................      15,013,400
   22,000,000  General Electric Company, 5.85%, due 8/29/96.........................................      21,983,978
   12,000,000  Hanson Overseas, B.V. GTD Senior Notes, 5.50%, due 1/15/96...........................      11,993,892
    5,000,000  Merrill Lynch & Company, Incorporated, 4.75%, due 6/24/96............................       4,968,431
   12,500,000  Merrill Lynch & Company, Incorporated, 5.90%, due 10/25/96...........................      12,500,000
    5,000,000  New Zealand Government, 8.25%, due 9/25/96...........................................       5,091,255
    3,890,000  Phillip Morris Companies, Incorporated, 8.875%, due 7/1/96(a)........................       3,955,489
    5,000,000  Progress Capital Incorporated, 8.70%, due 7/31/96(a).................................       5,088,151
   40,000,000  Sanwa Business Credit Corporation, 5.875% variable rate, due 8/9/96..................      40,000,000
    9,500,000  Xerox Credit Corporation, 17.00%, due 2/9/96.........................................       9,691,514
                                                                                                      --------------
 Total Corporate Notes                                                                                   181,776,352
                                                                                                      --------------
Municipal Demand Notes (0.4%):
    6,300,000  Durham, N.C., Certificates, Series B, 5.85% variable rate, due 7/1/03................       6,300,000
                                                                                                      --------------
Receivable Backed Securities (0.5%):
    8,173,711  Caterpillar Financial Asset Trust, Series 1995 A1, 5.85%, due 8/25/96(a).............       8,173,711
                                                                                                      --------------

See notes to financial statements.
                                      12

NORWEST ADVANTAGE FUNDS -- MONEY MARKET FUNDS                 NOVEMBER 30, 1995
-------------------------------------------------------------------------------
  SCHEDULE OF INVESTMENTS (continued)

   Face                                   Security
  Amount                                Description                                                        Value
----------                         ----------------------                                             --------------
  CASH INVESTMENT FUND (continued)
Repurchase Agreements (2.2%):
$  37,000,000  BA Securities, Incorporated, 5.92%, due 12/1/95, $37,006,084.44 to be collected at maturity, (collateralized by various U.S. Treasury Obligations, Federal National
                Mortgage Association Notes, and Federal Home Loan Bank Notes with an aggregate
                market value of $459,950,000).......................................................  $   37,000,000
                                                                                                      --------------
Time Deposits (8.9%):
   51,400,000  First National Bank Chicago, 5.938%, due 12/1/95.....................................      51,400,000
   51,396,328  Fuji Bank Ltd., 5.906%, due 12/1/95..................................................      51,396,328
   45,000,000  Hong Kong & Shanghai Bank, 5.781%, due 12/1/95.......................................      45,000,000
                                                                                                      --------------
 Total Time Deposits                                                                                     147,796,328
                                                                                                      --------------
 Total Investments (100.0%)                                                                           $1,660,513,889
                                                                                                      --------------
                                                                                                      --------------

  U.S. GOVERNMENT FUND
Agency Notes (10.4%):
$  13,000,000  Federal Home Loan Bank, Series HN-1996, 6.39% variable rate, due 4/4/96..............  $   13,018,775
   25,000,000  Federal National Mortgage Association, 5.662% variable rate, due 1/19/96.............      24,998,797
   25,000,000  Federal National Mortgage Association, 5.72% variable rate, due 11/20/96.............      24,983,625
   25,000,000  Student Loan Marketing Association, 6.08% variable rate, due 7/1/96..................      24,995,454
   11,750,000  Student Loan Marketing Association, 5.63% variable rate, due 7/19/96.................      11,742,685
   22,250,000  Student Loan Marketing Association, 5.855% variable rate, due 11/27/96...............      22,282,573
    5,000,000  Student Loan Marketing Association, 5.73% variable rate, due 8/4/97..................       4,990,178

Agency Notes, continued:
$  29,000,000  Tennessee Valley Authority, 8.25%, due 12/14/95......................................  $   28,941,670
                                                                                                      --------------
 Total Agency Notes                                                                                      155,953,757
                                                                                                      --------------
Discount Notes (62.2%):
   25,000,000  Federal Farm Credit Bank, 5.519% yield, due 7/1/96...................................      25,010,891
   25,000,000  Federal Home Loan Bank, 5.616% yield, due 12/26/95...................................      24,903,472
   50,000,000  Federal Home Loan Bank, 5.644% yield, due 1/8/96.....................................      49,704,973
   35,000,000  Federal Home Loan Bank, 5.67% yield, due 1/10/96.....................................      34,782,611
   25,000,000  Federal Home Loan Bank, 5.643% yield, due 1/17/96....................................      24,818,202
   40,000,000  Federal Home Loan Bank, 5.654% yield, due 1/22/96....................................      39,677,022
   35,000,000  Federal Home Loan Bank, 5.662% yield, due 1/26/96....................................      34,695,111
   25,000,000  Federal Home Loan Bank, 5.616% yield, due 2/2/96.....................................      24,758,500
   25,000,000  Federal Home Loan Bank, 5.624% yield, due 3/1/96.....................................      24,651,167
   25,000,000  Federal Home Loan Bank, 5.684% yield, due 4/2/96.....................................      24,533,626
   15,000,000  Federal Home Loan Bank, 5.50% yield, due 6/3/96......................................      15,036,330
    2,000,000  Federal Home Loan Bank, 5.511% yield, due 8/8/96.....................................       1,926,236
   25,000,000  Federal Home Loan Bank, 5.85% yield, due 9/20/96.....................................      24,995,783
   49,500,000  Federal Home Loan Mortgage Corporation, 5.646% yield, due 12/1/95....................      49,500,000
   40,000,000  Federal Home Loan Mortgage Corporation, 5.649% yield, due 12/5/95....................      39,975,244
   19,000,000  Federal Home Loan Mortgage Corporation, 5.582% yield, due 12/8/95....................      18,979,607
   25,000,000  Federal Home Loan Mortgage Corporation, 5.601% yield, due 12/18/95...................      24,934,833
   55,000,000  Federal Home Loan Mortgage Corporation, 5.706% yield, due 12/20/95...................      54,835,439
   26,000,000  Federal Home Loan Mortgage Corporation, 5.598% yield, due 12/26/95...................      25,900,334

See notes to financial statements.
                                      13

NORWEST ADVANTAGE FUNDS -- MONEY MARKET FUNDS                 NOVEMBER 30, 1995

-------------------------------------------------------------------------------
  SCHEDULE OF INVESTMENTS (continued)

   Face                                  Security
  Amount                                Description                                                        Value
----------                         ----------------------                                             --------------
  U.S. GOVERNMENT FUND (continued)
Discount Notes, continued:
$  18,522,000  Federal Home Loan Mortgage Corporation, 5.629% yield, due 2/8/96.....................  $   18,324,973

   25,000,000  Federal National Mortgage Association, 5.74% yield, due 12/1/95......................      25,000,000

   59,055,000  Federal National Mortgage Association, 5.596% yield, due 12/12/95....................      58,955,394

   50,000,000  Federal National Mortgage Association, 5.636% yield, due 12/15/95....................      49,891,111

   25,000,000  Federal National Mortgage Association, 5.639% yield, due 12/21/95....................      24,922,639

   50,000,000  Federal National Mortgage Association, 5.652% yield, due 1/12/96.....................      49,675,083

   25,000,000  Federal National Mortgage Association, 5.663% yield, due 1/12/96.....................      24,836,667

   25,000,000  Federal National Mortgage Association, 5.665% yield, due 1/17/96.....................      24,817,875

   23,975,000  Federal National Mortgage Association, 5.646% yield, due 1/19/96.....................      23,793,236

   25,000,000  Federal National Mortgage Association, 5.959% yield, due 6/12/96.....................      24,941,773

   37,620,000  Tennessee Valley Authority, 5.517% yield, due 11/15/96...............................      38,554,728
                                                                                                      --------------

 Total Discount Notes                                                                                    927,332,860
                                                                                                      --------------

Repurchase Agreements (27.4%):

  202,455,351  BA Securities, Incorporated, 5.92%, due 12/1/95, $202,488,643.71 to be collected at maturity, (collateralized by various U.S. Treasury Obligations, Federal National
                Mortgage Association Notes, & Federal Home Loan Bank Notes with an aggregate market
                value of $459,950,000)..............................................................     202,455,351
Repurchase Agreements, continued:
$  35,000,000  BA Securities, Incorporated, 5.78%, due 12/6/95, $35,005,619.44 to be collected at maturity, (collateralized by $19,175,000 U.S. Treasury Notes, due 2/15/96,
                $18,000,000 U.S. Treasury Notes, due 2/15/96, $13,000,000 U.S. Treasury Notes, due
                2/29/96)............................................................................  $   35,000,000
  150,000,000  Bear, Stearns & Company, Incorporated, 5.981% variable rate, available on demand at
                $150,000,000 plus accrued interest, (collateralized by $50,000,000 U.S. Treasury
                Strip Notes, due 5/15/96, $67,255,000 U.S. Treasury Strip Notes, due 2/15/96,
                $39,615,000 U.S. Treasury Strip Notes, due 8/15/96).................................     150,000,000
   21,800,000  Chemical Securities, Incorporated, 5.90%, due 12/1/95, $21,803,572.78 to be collected
                at maturity, (collateralized by $23,500,000 U.S. Treasury Bills, due 11/14/96)......      21,800,000
                                                                                                      --------------
 Total Repurchase Agreements                                                                             409,255,351
                                                                                                      --------------
 Total Investments (100.0%)                                                                           $1,492,541,968
                                                                                                      --------------
                                                                                                      --------------

  TREASURY FUND
Treasury Bills (83.7%):
$  25,000,000  U.S. Treasury, 5.262% yield, due 12/7/95.............................................  $   24,978,500
   50,000,000  U.S. Treasury, 5.38% yield, due 12/7/95..............................................      49,956,250
   25,000,000  U.S. Treasury, 5.337% yield, due 12/14/95............................................      24,952,288
   25,000,000  U.S. Treasury, 5.456% yield, due 12/14/95............................................      24,951,972
   50,000,000  U.S. Treasury, 5.552% yield, due 12/21/95............................................      49,848,750
   25,000,000  U.S. Treasury, 5.754% yield, due 12/21/95............................................      24,921,597
   25,000,000  U.S. Treasury, 5.42% yield, due 12/28/95.............................................      24,901,375
   50,000,000  U.S. Treasury, 5.37% yield, due 1/4/96...............................................      49,751,610
   50,000,000  U.S. Treasury, 5.424% yield, due 1/11/96.............................................      49,698,480

See notes to financial statements.
                                      14

NORWEST ADVANTAGE FUNDS -- MONEY MARKET FUNDS                 NOVEMBER 30, 1995

-------------------------------------------------------------------------------
  SCHEDULE OF INVESTMENTS (continued)

   Face                                   Security
  Amount                                Description                                                        Value
----------                         ----------------------                                             --------------
TREASURY FUND (continued)
Treasury Bills, continued:
$  50,000,000  U.S. Treasury, 5.523% yield, due 1/25/96.............................................  $   49,592,466
   25,000,000  U.S. Treasury, 5.471% yield, due 2/8/96..............................................      24,745,803
    7,120,000  U.S. Treasury, 5.563% yield, due 2/8/96..............................................       7,046,922
   35,000,000  U.S. Treasury, 5.573% yield, due 2/8/96..............................................      34,636,072
   27,000,000  U.S. Treasury, 5.492% yield, due 2/15/96.............................................      26,695,050
   25,000,000  U.S. Treasury, 5.44% yield, due 2/22/96..............................................      24,694,514
   25,000,000  U.S. Treasury, 5.51% yield, due 2/22/96..............................................      24,690,768
   25,000,000  U.S. Treasury, 5.59% yield, due 3/21/96..............................................      24,589,917
   25,000,000  U.S. Treasury, 5.44% yield, due 5/9/96...............................................      24,417,779
                                                                                                      --------------
 Total Treasury Bills                                                                                    565,070,113
                                                                                                      --------------
Treasury Notes (16.3%):
   50,000,000  U.S. Treasury, 7.875%, due 2/15/96...................................................      50,224,170
   60,000,000  U.S. Treasury, 4.625%, due 2/29/96...................................................      59,865,195
                                                                                                      --------------
 Total Treasury Notes                                                                                    110,089,365
                                                                                                      --------------
 Total Investments (100.0%)                                                                             $675,159,478
                                                                                                      --------------
                                                                                                      --------------

  READY CASH INVESTMENT FUND
Agency Notes (2.7%):
$  10,000,000  Federal Home Loan Bank, 6.39% variable rate, due 4/4/96..............................  $   10,014,443
   11,000,000  Federal Home Loan Bank, 6.105%, due 5/16/96..........................................      10,994,680
   10,000,000  Federal Home Loan Bank, 6.015%, due 6/3/96...........................................      10,024,220
                                                                                                      --------------
                                                                                                          31,033,343
                                                                                                      --------------
Asset Backed Securities (2.6%):
   25,000,000  Medium Term Structured Enhanced Return Trusts, Series 1994-A-05, 5.862% variable
                rate, due 1/25/96...................................................................      25,000,000
    2,500,000  Money Market Auto Loan Trust 1990-1, 6.015% variable rate, due 4/30/97...............       2,500,000
Asset Backed Securities, continued:
$   2,240,986  Small Business Administration Guaranteed Loan Pool 502524, 5.00% variable rate, due
                2/25/04.............................................................................  $    2,240,986
                                                                                                      --------------
                                                                                                          29,740,986
                                                                                                      --------------
Bank Notes (4.5%):
   13,000,000  Bank One, Columbus, N.A., 6.00%, due 9/12/96.........................................      13,000,000
   25,000,000  National Australia Bank Ltd., 5.75%, due 10/2/96.....................................      24,973,932
    3,170,000  The Bank of New York Company, Incorporated, Delaware, 5.66% variable rate, due
                1/12/96.............................................................................       3,169,899
   10,000,000  The Bank of New York Company, Incorporated, Delaware, 5.875%, due 10/24/96...........      10,000,000
                                                                                                      --------------
                                                                                                          51,143,831
                                                                                                      --------------
Certificates Of Deposit (6.8%):
   13,000,000  Dai-Ichi Kangyo Bank Ltd., 6.11%, due 1/16/96........................................      12,999,622
    5,000,000  Mitsubishi Bank Ltd., 7.70%, due 12/18/95............................................       5,002,403
   20,000,000  Mitsubishi Bank Ltd., 5.90%, due 12/27/95............................................      19,999,858
   20,000,000  Mitsubishi Bank Ltd., 5.97%, due 12/28/95............................................      20,000,000
    5,000,000  Mitsubishi Bank Ltd., 6.17%, due 1/19/96.............................................       4,998,876
   15,000,000  Sanwa Bank Ltd., 6.03%, due 12/29/95.................................................      15,000,230
                                                                                                      --------------
                                                                                                          78,000,989
                                                                                                      --------------
Commercial Paper (55.3%):
    5,000,000  AES Shady Point, Incorporated, Bank of Tokyo Ltd. LOC, 6.075% yield, due 1/23/96.....       4,955,834
   10,000,000  Anchor Funding Corporation, 5.915% yield, due 12/8/95(a).............................       9,988,819
   35,000,000  Anchor Funding Corporation, 6.047% yield, due 1/19/96(a).............................      34,715,596
    1,500,000  Astro Capital Corporation, 6.118% yield, due 12/8/95(a)..............................       1,498,221
   20,000,000  Astro Capital Corporation, 5.986% yield, due 12/29/95(a).............................      19,907,911
   10,217,000  Creative Capital Corporation, 6.085% yield, due 1/16/96(a)...........................      10,138,409

See notes to financial statements.
                                      15

NORWEST ADVANTAGE FUNDS -- MONEY MARKET FUNDS                 NOVEMBER 30, 1995
-------------------------------------------------------------------------------
  SCHEDULE OF INVESTMENTS (continued)

   Face                                   Security
  Amount                                Description                                                        Value
----------                         ----------------------                                             --------------
  READY CASH INVESTMENT FUND (continued)
Commercial Paper, continued:
$   9,096,000  Creative Capital Corporation, 6.064% yield, due 1/22/96(a)...........................  $    9,017,168
   11,435,000  Creative Capital Corporation, 5.99% yield, due 1/23/96(a)............................      11,335,675
    5,000,000  Creative Capital Corporation, 6.093% yield, due 1/25/96(a)...........................       4,954,167
   18,352,000  Daewoo International (America) Corporation, 5.842% yield, due 12/8/95................      18,331,410
   12,180,000  Daewoo International (America) Corporation, 6.092% yield, due 2/23/96................      12,009,480
   20,000,000  Diamond Asset Funding Corporation, 6.054% yield, due 1/11/96(a)......................      19,862,000
   10,000,000  Diamond Asset Funding Corporation, 6.06% yield, due 1/31/96(a).......................       9,898,842
   10,000,000  Dynamic Funding Corporation, 6.123% yield, due 1/17/96...............................       9,921,014
   20,088,000  Dynamic Funding Corporation, 6.159% yield, due 1/25/96...............................      19,901,712
   13,114,000  Dynamic Funding Corporation, 6.115% yield, due 1/31/96...............................      12,980,230
    8,900,000  Dynamic Funding Corporation, 6.093% yield, due 2/16/96...............................       8,785,783
   25,000,000  Embarcadero Center Venture (One), Dai-Ichi Kangyo Bank Ltd. LOC, 5.875% yield, due
                12/11/95............................................................................      24,959,375
   16,926,000  FP Funding Corporation, 6.047% yield, due 1/2/96(a)..................................      16,835,728
    8,130,000  FPL Fuels, Incorporated, Sumitomo Bank Ltd. LOC, 5.969% yield, due 12/6/95...........       8,123,282
    8,130,000  FPL Fuels, Incorporated, Sumitomo Bank Ltd. LOC, 5.975% yield, due 12/12/95..........       8,115,219
    9,000,000  Hillsborough County, Florida, Sanwa Bank Ltd. LOC, 6.194% yield, due 1/24/96.........       8,917,650

Commercial Paper, continued:
$   8,506,000  Hillsborough County, Florida, Sanwa Bank Ltd. LOC, 5.869% yield, due 5/29/96.........  $    8,263,580
   11,200,000  Holland Limited Securitization, Incorporated, 5.927% yield, due 12/18/95(a)..........      11,168,796
    6,364,000  Holland Limited Securitization, Incorporated, 5.989% yield, due 12/26/95(a)..........       6,337,705
   13,258,000  Industrial Funding Corporation, 6.102% yield, due 1/25/96(a).........................      13,136,469
    6,000,000  Industrial Funding Corporation, 6.066% yield, due 2/1/96(a)..........................       5,938,000
   10,000,000  Jet Funding Corporation, 6.165% yield, due 1/31/96...................................       9,897,147
   15,000,000  Kubota Finance (USA), Incorporated, Fuji Bank Ltd. LOC, 5.927% yield, due 12/5/95....      14,990,167
   12,775,000  Madison Funding Corporation, 6.137% yield, due 1/25/96...............................      12,656,530
   25,000,000  Merrill Lynch & Company, Incorporated, 5.855% yield, due 12/4/95.....................      24,987,979
    1,387,000  October Corporation, 6.113% yield, due 12/4/95.......................................       1,386,295
    5,364,000  Old Line Funding Corporation, 6.113% yield, due 12/4/95(a)...........................       5,361,273
   20,000,000  Old Line Funding Corporation, 6.003% yield, due 1/9/96(a)............................      19,871,084
    5,000,000  Orix America, Incorporated, Sanwa Bank Ltd. LOC, 6.112% yield, due 1/12/96...........       4,964,709
    9,000,000  Orix America, Incorporated, Sanwa Bank Ltd. LOC, 6.197% yield, due 1/30/96...........       8,908,500
    6,000,000  Orix America, Incorporated, Sanwa Bank Ltd. LOC, 5.865% yield, due 5/24/96...........       5,833,750
    7,000,000  Orix America, Incorporated, Sanwa Bank Ltd. LOC, 5.876% yield, due 5/29/96...........       6,800,501
    6,162,000  Premium Funding, Incorporated, 6.115% yield, due 12/5/95(a)..........................       6,157,824
   15,000,000  Progress Funding Corporation, 6.127% yield, due 2/5/96(a)............................      14,833,625

See notes to financial statements.
                                      16

NORWEST ADVANTAGE FUNDS -- MONEY MARKET FUNDS                 NOVEMBER 30, 1995

-------------------------------------------------------------------------------
  SCHEDULE OF INVESTMENTS (continued)

   Face                                   Security
  Amount                                Description                                                        Value
----------                         ----------------------                                             --------------
  READY CASH INVESTMENT FUND (continued)
Commercial Paper, continued:
$  15,000,000  Progress Funding Corporation, 6.23% yield, due 3/1/96(a).............................  $   14,768,709
    7,000,000  Progress Funding Corporation, 6.295% yield, due 4/30/96(a)...........................       6,820,897
   10,000,000  Quebec (Province of), Canada, 6.319% yield, due 12/14/95.............................       9,978,081
    5,000,000  Ruby Asset Funding Corporation, 6.229% yield, due 1/12/96(a).........................       4,964,125
   14,700,000  SRD Finance, Incorporated, Bank of Tokyo Ltd. LOC, 6.164% yield, due 1/11/96.........      14,597,541
   13,000,000  Sapphire Funding Corporation, 6.069% yield, due 1/26/96(a)...........................      12,877,812
   11,000,000  Sapphire Funding Corporation, 6.102% yield, due 2/2/96(a)............................      10,884,500
    5,000,000  Seiko Corporation of America, Dai-Ichi Kangyo Bank Ltd. LOC, 6.017% yield, due
                1/31/96.............................................................................       4,950,014
    9,995,000  Stellar Capital Corporation, 5.908% yield, due 1/11/96(a)............................       9,928,750
    7,500,000  Stellar Capital Corporation, 5.938% yield, due 1/30/96(a)............................       7,427,125
   10,712,000  Stellar Capital Corporation, 5.859% yield, due 5/20/96(a)............................      10,421,973
    8,690,000  Strategic Asset Funding Corporation, 6.137% yield, due 1/4/96........................       8,640,181
   18,128,000  Tri-Lateral Capital, Incorporated, 5.99% yield, due 1/11/96(a).......................      18,006,190
   10,000,000  Tri-Lateral Capital, Incorporated, 6.123% yield, due 2/13/96(a)......................       9,876,050
   10,000,000  Tri-Lateral Capital, Incorporated, 6.126% yield, due 2/16/96(a)......................       9,871,025
    6,141,000  Working Capital Management Company L.P., 5.895% yield, due 12/4/95...................       6,138,005

Commercial Paper, continued:
$   5,000,000  Working Capital Management Company L.P., 6.113% yield, due 2/21/96...................  $    4,931,325
                                                                                                      --------------
                                                                                                         631,729,762
                                                                                                      --------------
Corporate Notes (12.3%):
    5,000,000  Abbey National Treasury Services PLC, 7.05%, due 3/1/96..............................       5,000,000
   10,000,000  Bear, Stearns & Company, Incorporated, 5.44% variable rate, due 12/29/95.............       9,997,994
    8,000,000  Bear, Stearns & Company, Incorporated, 5.955% variable rate, due 1/11/96.............       8,000,000
   10,000,000  CS First Boston, Incorporated, 5.975% variable rate, due 9/16/96.....................      10,000,000
   10,000,000  Dean Witter Discover & Company, 6.088% variable rate, due 12/15/95...................      10,000,875
    5,000,000  Franklin Resources, Incorporated, 6.27%, due 3/15/96.................................       5,004,465
   13,000,000  General Electric Capital Corporation, 5.85%, due 8/29/96.............................      12,987,260
   12,205,000  Grand Metropolitan, 8.125%, due 8/15/96..............................................      12,395,128
    5,500,000  Hanson Overseas, B.V. GTD Senior Notes, 5.50%, due 1/15/96...........................       5,497,200
    5,000,000  Merrill Lynch & Company, Incorporated, 5.85%, due 9/3/96.............................       4,999,449
   12,500,000  Merrill Lynch & Company, Incorporated, 5.90%, due 10/25/96...........................      12,500,000
   10,000,000  Sanwa Business Credit Corporation, 6.05% variable rate, due 12/1/95..................      10,000,000
   10,000,000  Sanwa Business Credit Corporation, 5.875% variable rate, due 8/9/96..................      10,000,000
    7,000,000  Sanwa Business Credit Corporation, 5.862% variable rate, due 9/19/96.................       6,995,971
   17,000,000  Shizuoka Bank Ltd., 5.835% variable rate, due 8/26/96................................      16,992,409
                                                                                                      --------------
                                                                                                         140,370,751
                                                                                                      --------------

See notes to financial statements.
                                      17

NORWEST ADVANTAGE FUNDS -- MONEY MARKET FUNDS                 NOVEMBER 30, 1995

-------------------------------------------------------------------------------
  SCHEDULE OF INVESTMENTS (continued)

   Face                                   Security
  Amount                                Description                                                        Value
----------                         ----------------------                                             --------------
   READY CASH INVESTMENT FUND (continued)
Repurchase Agreements (3.3%):

$  38,000,000  BA Securities, Incorporated, 5.92%, due 12/1/95, $38,006,248.89 to be collected at maturity, (collateralized by various U.S. Treasury Obligations, Federal National
                Mortgage Association Notes, & Federal Home Loan Bank Notes with an aggregate market
                value of $459,950,000)..............................................................  $   38,000,000
                                                                                                      --------------
Time Deposits (12.5%):

   43,600,000  First National Bank of Chicago, 5.937%, due 12/1/95..................................      43,600,000

   43,423,738  Fuji Bank Ltd., 5.906%, due 12/1/95..................................................      43,423,738

   29,000,000  Hong Kong & Shanghai Bank, 5.781%, due 12/1/95.......................................      29,000,000

   27,200,000  Suntrust Banks, Incorporated, 5.937%, due 12/1/95....................................      27,200,000
                                                                                                      --------------
                                                                                                         143,223,738
                                                                                                      --------------

 Total Investments (100.0%)                                                                           $1,143,243,400
                                                                                                      --------------
                                                                                                      --------------

  MUNICIPAL MONEY MARKET FUND
Municipal Bonds & Notes (96.8%):
Arizona (2.5%):

$   4,400,000  Chandler, AZ, Industrial Development Authority, Industrial Development Revenue Bonds,
                Parsons Municipal Services, Incorporated, National Westminster Bank, USA, LOC, 3.90%
                variable rate, due 12/15/09.........................................................  $    4,400,000

    6,000,000  Maricopa County, AZ, General Obligation Tax Anticipation Notes, Unified School
                District No. 80, Series A, 4.45% variable rate, due 7/31/96.........................       6,017,300
                                                                                                      --------------
                                                                                                          10,417,300
                                                                                                      --------------
California (4.5%):
$   2,500,000  California Statewide Communities, Multi-Family Housing Revenue Bonds, Whispering
                Winds Apartment, Series A, 3.95% variable rate, due 12/1/22.........................  $    2,500,000
    3,200,000  Kern, CA, Community College, Educational Facilities Revenue Bonds, 3.80% variable
                rate, due 1/1/25....................................................................       3,200,000
    8,000,000  Orange County, CA, Tax & Revenue Anticipation Notes, Series B, Trust Company Bank
                LOC, 4.082% variable rate, due 6/30/96..............................................       7,560,000
               LOC Agreement with Trust Company Bank................................................         440,000
                                                                                                      --------------
                                                                                                           8,000,000
    5,290,000  Pomona, CA, Redevelopment Agency, Multi-Family Housing Revenue Bonds, Mercury Savings
                & Loan LOC, 4.25% variable rate, due 12/1/07........................................       5,290,000
                                                                                                      --------------
                                                                                                          18,990,000
                                                                                                      --------------
Colorado (3.7%):
    1,930,000  Arapahoe County, CO, General Obligation Bonds, Parkview Metro District, 3.85%
                variable rate, due 12/1/12..........................................................       1,930,000
    2,000,000  Colorado Health Facilities Authority Revenue Bonds, Rocky Mountain, 3.75% variable
                rate, due 9/1/15....................................................................       2,000,000
    1,920,000  Colorado Health Facilities Authority Revenue Bonds, Valley View Hospital Association
                Project, Fuji Bank Ltd. LOC, 3.95% variable rate, due 10/1/12.......................       1,920,000
    8,240,000  Lakewood, CO, Multi-Family Housing Revenue Bonds, St. Moritz & Diamondhead Project,
                Dai-Ichi Kango Bank Ltd. LOC, 4.00% variable rate, due 10/1/07......................       8,240,000
    1,400,000  Moffat County, CO, Pollution Control Revenue Refunding Bonds, 3.65% variable rate,
                due 7/1/10..........................................................................       1,400,000
                                                                                                      --------------
                                                                                                          15,490,000
                                                                                                      --------------

See notes to financial statements.
                                      18

NORWEST ADVANTAGE FUNDS -- MONEY MARKET FUNDS                 NOVEMBER 30, 1995

-------------------------------------------------------------------------------
  SCHEDULE OF INVESTMENTS (continued)

   Face                                   Security
  Amount                                Description                                                        Value
----------                         ----------------------                                             --------------
  MUNICIPAL MONEY MARKET FUND (continued)
Florida (9.3%):

$   2,000,000  Dade County, FL, Aviation Revenue, Variable Rate Demand Bonds, Series A, Fuji Bank
                Ltd. LOC, 4.00% variable rate, due 10/1/09..........................................  $    2,000,000

    5,170,000  Dade County, FL, Housing Finance Authority, Multi-Family Mortgage Revenue Bonds,
                Cutler Club Apartment Project, Series J, guaranteed by John Hancock , 3.85% variable
                rate, due 2/1/05....................................................................       5,170,000

    3,700,000  Dade County, FL, Multi-Family Housing Revenue Bonds, Mayan Tower & Villa, Series M,
                guaranteed by John Hancock Mutual Life, 3.85% variable rate, due 12/1/29............       3,700,000

    4,600,000  Dade County, FL, Multi-Family Housing Revenue Bonds, Bermuda Villas, Series K,
                guaranteed by John Hancock Insurance, 3.85% variable rate, due 2/1/05...............       4,600,000

    2,600,000  Florida Housing Finance Agency, Multi-Family Housing Revenue Bonds, 1984 Project,
                Series A, Wells Fargo Bank LOC, 3.95% variable rate, due 4/1/07.....................       2,600,000

    1,200,000  Florida Housing Finance Agency, Multi-Family Housing Revenue Bonds, 1984 Project,
                Series A, Wells Fargo Bank LOC, 3.95% variable rate, due 4/1/07.....................       1,200,000

    1,150,000  Florida Housing Finance Agency, Multi-Family Housing Revenue Bonds, Buena Vista
                Project, guaranteed by New England Mutual Life, 3.80% variable rate, due 11/1/07....       1,150,000
Florida, continued:
$   1,800,000  Florida Housing Finance Agency, Multi-Family Housing Revenue Bonds, Carlton Project,
                Sumitomo Bank LOC, 4.00% variable rate, due 12/1/08.................................  $    1,800,000
    8,120,000  Florida Housing Finance Agency, Multi-Family Housing Revenue Bonds, Country Club
                Project, Bankers Trust LOC, 4.35% variable rate, due 12/1/07........................       8,120,000
    3,300,000  Florida Housing Finance Agency, Multi-Family Housing Revenue Bonds, Windwood Oaks
                Project, Wells Fargo Bank LOC, 3.95% variable rate, due 5/1/08......................       3,300,000
    1,600,000  Hillsborough County, FL, Industrial Development Authority, Port Facilities Revenue
                Bonds, Seaboard System Railroad, Incorporated Project, National Bank Detroit LOC,
                3.90% variable rate, due 10/15/99...................................................       1,600,000
    2,400,000  Indian River County, FL, District Hospital Revenue Bonds, Kredietbank LOC, 3.70%
                variable rate, due 10/1/15, crossover refunded 5/2/10 at 100........................       2,400,000
    1,050,000  Orange County, FL, Housing Finance Authority, Multi-Family Guaranteed Mortgage
                Revenue Refunding Bonds, Sundown Association II, Series B, Fleet Bank LOC, 3.85%
                variable rate, due 6/1/04...........................................................       1,050,000
                                                                                                      --------------
                                                                                                          38,690,000
                                                                                                      --------------
Georgia (1.9%):
    8,000,000  Municipal Electric Authority of Georgia, Adjustable Rate Subordinated General
                Resolution Bonds, Series 1985 C, 4.90% variable rate, due 3/1/96....................       8,000,000
                                                                                                      --------------

See notes to financial statements.
                                      19

NORWEST ADVANTAGE FUNDS -- MONEY MARKET FUNDS                 NOVEMBER 30, 1995

-------------------------------------------------------------------------------
  SCHEDULE OF INVESTMENTS (continued)

   Face                                   Security
  Amount                                Description                                                        Value
----------                         ----------------------                                             --------------
  MUNICIPAL MONEY MARKET FUND (continued)
Hawaii (1.6%):
$   4,400,000  Hawaii State Department of Budget & Finance, Special Purpose Mortgage Revenue Bonds,
                G.N. Wilcox Memorial Hospital Project, Fuji Bank Ltd. NY, LOC, 4.40% variable rate,
                due 7/1/18..........................................................................  $    4,400,000
    2,290,000  Hawaii State Department of Budget & Finance, Special Purpose Mortgage Revenue Bonds,
                Kuakini Medical Center Project, Bank of Hawaii LOC, 3.85% variable rate, due
                7/1/04..............................................................................       2,290,000
                                                                                                      --------------
                                                                                                           6,690,000
                                                                                                      --------------
Illinois (18.7%):
    1,000,000  Cook County, IL, General Obligation Refunding Bonds, Series B, 3.80%, due 11/15/96...       1,000,456
    2,800,000  Cook County, IL, General Obligation Tender Notes, Public Safety Project, Series A,
                Northern Trust and First Chicago LOC's, 3.80% variable rate, due 3/1/00.............       2,800,000
    7,610,000  Illinois Development Finance Authority Multi-Family Housing Revenue Bonds, Garden
                Glen Apartments, guaranteed by CNA Insurance, 4.20% variable rate, due 12/1/13......       7,610,000
      940,000  Illinois Development Finance Authority Development Revenue Bonds, North Wacker Drive,
                4.10% variable rate, due 12/1/15....................................................         940,000
    2,500,000  Illinois Development Finance Authority Revenue Bonds, Supervalu Incorporated Project,
                Wachovia Corporation LOC, 4.10% variable rate, due 2/1/01...........................       2,500,000
    2,070,000  Illinois Development Finance Authority Revenue Bonds, Webster-Wayne Shopping Project,
                4.00% variable rate, due 12/1/15....................................................       2,070,000
Illinois, continued:
$   4,500,000  Illinois Educational Facilities Authority Revenue Bonds, Art Institute of Chicago,
                Sumitomo Bank Ltd. LOC, 4.00% variable rate, due 3/1/27.............................  $    4,500,000
    4,000,000  Illinois Educational Facilities Authority Revenue Bonds, Cultural Pool, First
                National Bank of Chicago LOC, 3.85% variable rate, due 12/1/25......................       4,000,000
    5,000,000  Illinois Educational Facilities Authority Revenue Bonds, Depaul University, Series
                CP-1, Sanwa Bank LOC, 4.05% variable rate, due 4/1/26...............................       5,000,000
    7,300,000  Illinois Health Facilities Authority Revenue Bonds, Condell Memorial Hospital, Bank
                of Tokyo LOC, 4.30% variable rate, 11/1/05..........................................       7,300,000
    4,110,000  Illinois Health Facilities Authority Revenue Refunding Bonds, Elmhurst Memorial
                Hospital, Series B, 4.10% variable rate, due 1/1/20.................................       4,110,000
   11,600,000  Illinois Health Facilities Authority Revenue Bonds, Franciscan Sisters Health
                Project, 4.10% variable rate, due 1/1/18............................................      11,600,000
    1,000,000  Illinois Health Facilities Authority Revenue Bonds, Healthcare System Project A,
                Industrial Bank of Japan Ltd. LOC, 3.65% variable rate, due 06/1/06.................       1,000,000
    1,800,000  Illinois Health Facilities Authority Revenue Bonds, Healthcorp Affiliates, Central
                DuPage Hospital Association Project, Industrial Bank of Japan Ltd. LOC, 4.10%
                variable rate, due 11/1/20..........................................................       1,800,000
    3,360,000  Illinois Health Facilities Authority Revenue Bonds, Ingalls Memorial Hospital, Series
                1985 C, Fuji Bank Ltd. LOC, 3.90% variable rate due 1/1/16..........................       3,360,000

See notes to financial statements.
                                      20

NORWEST ADVANTAGE FUNDS -- MONEY MARKET FUNDS                 NOVEMBER 30, 1995

-------------------------------------------------------------------------------
  SCHEDULE OF INVESTMENTS (continued)

   Face                                   Security
  Amount                                Description                                                        Value
----------                         ----------------------                                             --------------
  MUNICIPAL MONEY MARKET FUND (continued)
Illinois, continued:
$   3,145,000  Illinois Housing Development Authority, Multi-Family Housing Revenue Bonds,
                guaranteed by Metropolitan Life, 3.90% variable rate, due 1/1/08....................  $    3,145,000

    6,800,000  Lombard, IL, Industrial Development Revenue Refunding Bonds, 2500 Highland Avenue,
                Mid-America Federal Savings & Loan LOC, 4.15% variable rate, due 12/1/06............       6,800,000

    3,000,000  Oak Forest, IL, Homewood Pool, First National Bank of Chicago, 3.80% variable rate,
                due 7/1/24..........................................................................       3,000,000

    1,000,000  Orland Hills, IL, Multi-Family Housing Revenue Bonds, LaSalle Bank LOC, 3.85%
                variable rate, due 12/1/04..........................................................       1,000,000

    4,770,000  Palatine, IL, Multi-Family Housing Revenue Bonds, Hamilton Place Project, Concordia &
                Elmhurst Federal Savings & Loan LOC, 4.10% variable rate, due 12/1/08...............       4,770,000
                                                                                                      --------------

                                                                                                          78,305,456
                                                                                                      --------------
Indiana (1.9%):

    6,000,000  Indiana Bond Bank Notes, Advance Funding Program, Series A-3, 4.061% variable rate,
                due 1/10/96.........................................................................       6,000,000

    1,700,000  South Bend, IN, College Football, Industrial Development Revenue Bonds, FUJI LOC,
                4.05% variable rate, due 2/1/19.....................................................       1,700,000
                                                                                                      --------------

                                                                                                           7,700,000
                                                                                                      --------------
Iowa (4.3%):

    2,000,000  Algona, IA, Industrial Development Revenue Bonds, George A. Hormel & Company Project,
                Sumitomo Bank LOC, 4.15% variable rate, due 5/1/05..................................       2,000,000
Iowa, continued:
$   5,000,000  Louisa County, IA, Pollution Control Revenue Bonds, Iowa-Illinois Gas & Electric
                Company Project, Series A, Rabobank Nederland LOC, 3.65% variable rate, due
                9/1/16..............................................................................  $    5,000,000
    4,000,000  Urbandale, IA, Industrial Development Revenue Bonds, Aurora Business Park Association
                Project, guaranteed by Principal Mutual Life Insurance, 4.10% variable rate, due
                10/1/15.............................................................................       4,000,000
    6,000,000  Urbandale, IA, Industrial Development Revenue Bonds, Interstate Acres L.P. Project,
                guaranteed by Principal Mutual Life Insurance, 3.90% variable rate, due 12/1/14.....       6,000,000
    1,100,000  Urbandale, IA, Industrial Development Revenue Bonds, Meredith Drive Association
                Project, guaranteed by Principal Mutual Life Insurance, 4.10% variable rate, due
                11/1/15.............................................................................       1,100,000
                                                                                                      --------------
                                                                                                          18,100,000
                                                                                                      --------------
Kentucky (1.9%):
    1,000,000  Kentucky Association of Counties, Reinsurance Trust Revenue Bonds, Hong Kong Shanghai
                & Marine Midland Bank LOC's, 3.90% variable rate, due 9/1/15........................       1,000,000
    5,600,000  Kentucky Economic Development Revenue Bonds, Sisters of Charity, Sanwa Bank SBPA,
                4.10% variable rate, due 11/1/20....................................................       5,600,000
    1,480,000  Pendleton County, KY, General Obligation Revenue Bonds, Self-Insurance Funding for
                Kentucky Association of Counties Fund, 4.00% variable rate, due 7/1/96..............       1,480,000
                                                                                                      --------------
                                                                                                           8,080,000
                                                                                                      --------------

See notes to financial statements.
                                      21

NORWEST ADVANTAGE FUNDS -- MONEY MARKET FUNDS                 NOVEMBER 30, 1995

-------------------------------------------------------------------------------
  SCHEDULE OF INVESTMENTS (continued)

   Face                                   Security
  Amount                                Description                                                        Value
----------                         ----------------------                                             --------------
  MUNICIPAL MONEY MARKET FUND (continued)
Louisiana (2.5%):
$   3,040,000  Bossier Parish, LA, Industrial Development Board, Incorporated, Economic Development
                Revenue Bonds, H.J. Wilson, Incorporated Project, Canadian Imperial Bank LOC, 4.40%
                variable rate, due 12/1/07, mandatory put 12/1/95 at 100............................  $    3,040,000
    3,200,000  Caddo Parish, LA, Industrial Development Board, Pollution Control Revenue Bonds,
                Pennzoil Company Project, Mellon Bank LOC, 4.30% variable rate, due 12/1/12.........       3,200,000
    1,200,000  Louisiana Public Facilities Authority, Hospital Equipment Revenue Refunding Bonds,
                Series A, Sumitomo Bank LOC, 4.00% variable rate, due 12/1/05.......................       1,200,000
    3,000,000  Louisiana Public Facilities Authority, Pollution Control Revenue Bonds, Allied
                Signal, Incorporated Project, guaranteed by Allied Sign, Incorporated, 3.85%
                variable rate, due 8/1/17...........................................................       3,000,000
                                                                                                      --------------
                                                                                                          10,440,000
                                                                                                      --------------
Maine (1.0%):
    4,000,000  State of Maine General Obligation Bonds, 4.30%, due 09/1/96..........................       4,018,862
                                                                                                      --------------
Maryland (2.6%):
    2,000,000  Baltimore County, MD, Tax-Exempt Commercial Paper, 3.85%, due 1/9/96.................       2,000,000
    2,000,000  Baltimore County, MD, Tax-Exempt Commercial Paper, Westdeutsche Landesbank
                Girozentrale LOC, 3.80%, due 1/4/96.................................................       2,000,000
    2,845,000  Maryland State Community Development Administration, Single-Family Housing Revenue
                Bonds, 3.90% variable rate, due 4/1/96..............................................       2,845,000
Maryland, continued:
$   4,200,000  Montgomery County, MD, Housing Opportunities Commission, Multi-Family Housing Revenue
                Refunding Bonds, Issue I, guaranteed by Commonwealth Life, 4.00% variable rate, due
                11/1/20.............................................................................  $    4,200,000
                                                                                                      --------------
                                                                                                          11,045,000
                                                                                                      --------------
Massachusetts (1.2%):
    5,000,000  Massachusetts State General Obligation, Series A, 4.25% variable rate, due 6/12/96...       5,009,345
                                                                                                      --------------
Minnesota (6.9%):
    4,700,000  Blaine, MN, Industrial Development Revenue Bonds, Supervalu Incorporated Project,
                Wachovia Corporation LOC, 4.10% variable rate, due 11/1/13..........................       4,700,000
    3,000,000  Bloomington, MN, Port Authority General Obligation Revenue Bonds, 3.95% variable
                rate, due 02/1/13...................................................................       3,000,000
    4,300,000  Bloomington, MN, Multi-Family Housing Revenue Bonds, Hampshire Apartments Project,
                Phoenix Mutual Life insured, 3.82% variable rate, due 12/1/05.......................       4,300,000
    2,350,000  Cottage Grove, MN, Industrial Development Revenue Bonds, SuperValu Incorporated
                Project, 4.10% variable rate, due 10/1/05...........................................       2,350,000
    2,900,000  Maple Grove, MN, Multi-Family Housing Revenue Bonds, Eagle Ridge Apartments, Sumitomo
                Bank LOC, Series A, 4.10% variable rate, due 6/1/26.................................       2,900,000
    3,370,000  Mendota Heights, MN, Multi-Family Housing Revenue Refunding Bonds, Lexington Heights
                Apartment Project, Series 1991 A, Sumitomo Bank Ltd., LOC, 4.10% variable rate, due
                11/1/25.............................................................................       3,370,000

See notes to financial statements.
                                      22

NORWEST ADVANTAGE FUNDS -- MONEY MARKET FUNDS                 NOVEMBER 30, 1995

-------------------------------------------------------------------------------
  SCHEDULE OF INVESTMENTS (continued)

   Face                                   Security
  Amount                                Description                                                        Value
----------                         ----------------------                                             --------------
  MUNICIPAL MONEY MARKET FUND (continued)
Minnesota, continued:
$   1,510,000  Richfield, MN, Independent School District, General Obligation School District Trust
                Certificates, FGIC insured, 4.00% variable rate, due 2/1/12.........................  $    1,510,000

    1,000,000  Richfield, MN, Independent School District, General Obligation School District Trust
                Certificates, FGIC insured, 4.00% variable rate, due 2/1/15.........................       1,000,000
    1,225,000  Richfield, MN, Independent School District, General Obligation School District Trust
                Certificates, Insured by FGIC, 4.00% variable rate, due 2/1/05......................       1,225,000

    4,600,000  St. Louis Park, MN, Industrial Development Revenue Bonds, Unicare Homes, Incorporated
                Project, Banque Paribas LOC, 3.85% variable rate, due 8/1/14........................       4,600,000
                                                                                                      --------------

                                                                                                          28,955,000
                                                                                                      --------------
Missouri (4.1%):

    2,755,000  Dunklin County, MO, Industrial Development Authority Revenue Refunding Bonds,
                National HealthCorp Project, Bank of Tokyo Ltd. LOC, 4.00% variable rate, due
                12/1/10.............................................................................       2,755,000
    3,700,000  Kansas City, MO, Industrial Development Authority, Multi-Family Housing Revenue
                Bonds, Coach House II Project, guaranteed by Principal Financial Group, 4.10%
                variable rate, due 12/1/15..........................................................       3,700,000

    2,200,000  Kansas City, MO, Industrial Development Authority, Multi-Family Housing Revenue
                Bonds, JC Nichols Company Project, guaranteed by Principal Financial Group, 4.10%
                variable rate, due 5/1/15...........................................................       2,200,000
Missouri, continued:
$   5,000,000  Missouri State Health & Educational Facilities Authority, School District Advance
                Funding Program Notes, Series G, guaranteed by Bayerische Landesbank, 4.50%, due
                8/19/96.............................................................................  $    5,018,856
    3,400,000  St. Louis, MO, Industrial Development Authority, Multi-Family Housing Revenue Bonds,
                Cedar Run Apartments Project, 3.85% variable rate, due 2/1/07.......................       3,400,000
                                                                                                      --------------
                                                                                                          17,073,856
                                                                                                      --------------
Nevada (1.2%):
    5,000,000  Clark County, NV, Industrial Development Revenue Bonds, Nevada Power Company, Series
                C, Barclays LOC, 3.65% variable rate, due 10/1/30...................................       5,000,000
                                                                                                      --------------
New York (5.1%):
    4,000,000  New York State Medical Care Facilities, Health Care Revenue Bonds, Series 72,
                guaranteed by Merrill Lynch, 3.80% variable rate, due 2/15/29.......................       4,000,000
    3,950,000  New York, NY, General Obligation Bonds, Series B, FGIC Insured, 4.00% variable rate,
                due 10/1/22.........................................................................       3,950,000
   13,300,000  New York, NY, Index Note Trust Receipts, Chemical Bank LOC, 4.10% variable rate, due
                6/28/96.............................................................................      13,300,000
                                                                                                      --------------
                                                                                                          21,250,000
                                                                                                      --------------
Ohio (3.0%):
    5,200,000  Hamilton County, OH, Industrial Development Revenue Bonds, Community Urban
                Redevelopment Project, National Westminster LOC, 3.90% variable rate, due
                10/15/12............................................................................       5,200,000
    2,200,000  Ohio State Air Quality, Pollution Control Revenue Bonds, Ohio Edison Project, Series
                A, 3.45% variable rate, due 2/1/96..................................................       2,197,755

See notes to financial statements.
                                      23

NORWEST ADVANTAGE FUNDS -- MONEY MARKET FUNDS                 NOVEMBER 30, 1995

-------------------------------------------------------------------------------
  SCHEDULE OF INVESTMENTS (continued)

   Face                                   Security
  Amount                                Description                                                        Value
----------                         ----------------------                                             --------------
  MUNICIPAL MONEY MARKET FUND (continued)
Ohio, continued:
$   5,000,000  Ohio State, Industrial Development Revenue Bonds, U.S. Steel Corporation, Sanwa LOC,
                3.85% variable rate, due 5/1/11.....................................................  $    5,000,000
                                                                                                      --------------
                                                                                                          12,397,755
                                                                                                      --------------
Oklahoma (1.3%):
    5,500,000  Oklahoma State Water Reserve Board Loan Program, Series 1995, 3.80% variable rate,
                due 9/1/24, optional put 3/1/96.....................................................       5,500,000
                                                                                                      --------------
Oregon (0.8%):
    1,495,000  Metro Oregon Open Spaces Program, General Obligation Bond, Series C, 6.75%, due
                9/1/96..............................................................................       1,526,658
    1,845,000  Portland, OR, Multi-Family Housing Revenue Bonds, University Park Apartments Project,
                Chase Manhattan LOC, 3.80% variable rate, due 10/1/11...............................       1,845,000
                                                                                                      --------------
                                                                                                           3,371,658
                                                                                                      --------------
Pennsylvania (2.1%):
    1,000,000  Berks County, PA, Industrial Development Revenue Bonds, guaranteed by CNA Insurance,
                3.90% variable rate, due 7/1/16.....................................................       1,000,000
    1,100,000  Butler County, PA, Industrial Development Authority, Pollution Control Revenue Bonds,
                Pennzoil Company Project, Mellon Bank LOC, 4.30% variable rate, due 12/1/12.........       1,100,000
    4,890,000  Chartiers Valley, PA, Industrial & Commercial Development Authority, Industrial
                Development Revenue Bonds, guaranteed by ADP Incorporated, 4.30% variable rate, due
                11/15/17............................................................................       4,890,000
Pennsylvania, continued:
$   2,000,000  Delaware Cnty, PA, Industrial Development Revenue Bonds, Series G, General Electric
                LOC, 4.25% variable rate, due 12/1/13, mandatory put 12/1/96........................  $    2,010,691
                                                                                                      --------------
                                                                                                           9,000,691
                                                                                                      --------------
Rhode Island (3.0%):
    5,000,000  Cranston, RI, Municipal Bond Anticipation Notes, State Street LOC, 4.15%, due
                6/17/96.............................................................................       5,011,986
    1,000,000  Providence, Rhode Island, General Obligation Bond, 5.85%, due 9/1/96.................       1,014,218
    6,490,000  Rhode Island Housing & Mortgage Finance Corporation, Multi-Family Housing Revenue
                Bonds, Series A, AMBAC insured, 5.00% variable rate, due 7/1/96.....................       6,494,120
                                                                                                      --------------
                                                                                                          12,520,324
                                                                                                      --------------
South Carolina (4.3%):
    2,495,000  Georgetown County, SC, Jail Facilities Certificates of Participation, Sumitomo Bank
                LOC, 4.45% variable rate, due 4/15/96...............................................       2,495,000
    5,000,000  South Carolina State Public Service Authority, Refunding Bonds, Utilities Revenue
                Bonds, 3.80% variable rate, due 1/1/25..............................................       5,000,000
    8,500,000  York County, SC, Pollution Control Revenue Bonds, North Carolina Electric Project,
                CFC insured, 3.75%, due 3/15/96.....................................................       8,500,000
    2,000,000  York County, SC, Pollution Control Revenue Bonds, Saluda River Electric Coop, Pooled
                Series 84E-2, Cooperative Finance Corporation, LOC, 3.80%, due 02/15/96.............       2,000,000
                                                                                                      --------------
                                                                                                          17,995,000
                                                                                                      --------------

See notes to financial statements.
                                      24

NORWEST ADVANTAGE FUNDS -- MONEY MARKET FUNDS                 NOVEMBER 30, 1995

-------------------------------------------------------------------------------
  SCHEDULE OF INVESTMENTS (continued)

   Face                                   Security
  Amount                                Description                                                        Value
----------                         ----------------------                                             --------------
  MUNICIPAL MONEY MARKET FUND (continued)
Texas (3.3%):
$   4,950,000  Bexar County, TX, Housing Finance Corporation, Multi-Family Housing Revenue Bonds,
                Park Hill Development Project, Series B, guaranteed by New England Mutual Life
                Insurance Company, 3.90% variable rate, due 6/1/05..................................  $    4,950,000
    4,000,000  Harris County, TX, Health Care Facilities, 3.90% variable rate, due 12/1/25,
                mandatory tender 12/1/98............................................................       4,000,000
    5,000,000  State of Texas, Tax & Revenue Anticipation Notes, 4.70 variable rate, due 8/30/96....       5,025,124
                                                                                                      --------------
                                                                                                          13,975,124
                                                                                                      --------------
Virginia (0.2%):
      700,000  Louisa, VA, Tax-Exempt Commercial Paper, guaranteed by Virginia Electric Power
                Company, 3.90% variable rate, due 12/14/95..........................................         700,000
                                                                                                      --------------
Washington (0.3%):
    1,400,000  Washington State Housing Finance Commission, Multi-Family Mortgage Revenue Bonds,
                Pacific First Federal, Series B, Federal Home Loan Bank of Seattle LOC, 3.75%
                variable rate, due 10/1/20..........................................................       1,400,000
                                                                                                      --------------
Washington, D.C. (1.7%):
    2,100,000  District of Columbia, Educational Facilities Revenue Bonds, Georgetown University,
                Series D, Sanwa Bank LOC, 3.85% variable rate, due 4/1/17...........................       2,100,000
    1,000,000  District of Columbia, General Obligation Refunding Bonds, DCAPMAC-ITC LOC, 4.30%, due
                12/1/96.............................................................................       1,003,857
Washington, D.C., continued:
$   4,000,000  District of Columbia, Supplemental Student Loan Revenue Bonds, CONSERN Loan Program,
                Mitsubishi Bank LOC, 4.10% variable rate, due 7/1/01, optional put 7/1/96 at 100....  $    4,000,000
                                                                                                      --------------
                                                                                                           7,103,857
                                                                                                      --------------
Wisconsin (1.7%):
    4,000,000  Milwaukee, WI, General Obligation Bonds, School Districts, Series B, 4.50% variable
                rate, due 8/22/96...................................................................       4,017,699
    1,115,000  Milwaukee, WI, Pollution Control Revenue Bonds, guaranteed by Johnson Controls
                Incorporated, 3.90% variable rate, due 12/1/97......................................       1,115,000
    1,990,000  Waukesha, WI, Housing Authority Revenue Bonds, Caroline Apartments Project, Community
                Savings & Loan LOC, 3.95% variable rate, due 5/1/16.................................       1,990,000
                                                                                                      --------------
                                                                                                           7,122,699
                                                                                                      --------------
Wyoming (0.2%):
    1,000,000  Green River, WY, Pollution Control Revenue Bonds, Allied Corporation Project,
                guaranteed by Allied Signal Corporation, 4.80% variable rate, due 12/1/12...........       1,000,000
                                                                                                      --------------
 Total Municipal Bonds & Notes                                                                           405,341,927
                                                                                                      --------------
Short-Term Holdings (3.2%):
    1,203,603  Federated Tax Free Obli-
                gations Money Market Fund...........................................................       1,203,603
    5,140,000  Puttable Floating Option, Tax-Exempt Receipts, Credit Suisse LOC, 4.10% variable
                rate, due 10/20/20..................................................................       5,140,000
    7,145,000  Puttable Floating Option, Tax-Exempt Receipts, Series PPS, 4.00% variable rate, due
                8/15/24.............................................................................       7,145,000
                                                                                                      --------------
 Total Short-Term Holdings                                                                                13,488,603
                                                                                                      --------------
 Total Investments (100.0%)                                                                             $418,830,530
                                                                                                      --------------
                                                                                                      --------------

(a) Securities that may be resold to 'qualified institutional buyers' under Rule 144A, or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees.

See notes to financial statements.
                                      25

NORWEST ADVANTAGE FUNDS -- FIXED INCOME FUNDS                  NOVEMBER 30, 1995

--------------------------------------------------------------------------------
  STATEMENTS OF ASSETS AND LIABILITIES (NOVEMBER 30, 1995)

                                                             ADJUSTABLE
                                                           U.S. GOVERNMENT      GOVERNMENT                          TOTAL
                                                               RESERVE            INCOME           INCOME        RETURN BOND
                                                                FUND               FUND             FUND             FUND
                                                           ---------------     ------------     ------------     ------------
ASSETS:
 Investments, at value(a)..............................      $39,279,496       $199,610,184     $148,324,914     $119,501,692
 Cash..................................................         --               4,717,925           --              184,732
 Collateral for securities loaned(b)...................         --              31,282,500        27,396,160      36,817,216
 Interest, dividends and other receivables.............          386,417         2,805,724         1,778,418       1,652,003
 Receivable for securities sold........................         --                 --             11,283,598       1,020,003
 Receivable for shares issued..........................         --                  16,688           --               15,000
 Receivable for principal paydowns.....................          227,536           --                --              --
 Organization costs, net of amortization...............         --                 --                --               20,162
                                                           ---------------     ------------     ------------     ------------
Total assets...........................................       39,893,449       238,433,021       188,783,090     156,936,626
                                                           ---------------     ------------     ------------     ------------
LIABILITIES:
 Payable for securities purchased......................               42        20,889,640         9,880,942       1,031,211
 Payable for securities loaned(b)......................         --              31,282,500        27,396,160      36,817,216
 Payable for shares redeemed...........................         --                  41,033               812         --
 Investment advisory, transfer agency and custodial
   fees payable........................................           24,796            85,107            77,478          46,281
 Management fee payable................................            2,222            17,339            10,998          19,325
 Accrued expenses and other payables...................           20,215            11,921            11,897          10,430
 Dividends payable.....................................          210,512           768,885           763,792         647,620
                                                           ---------------     ------------     ------------     ------------
Total liabilities......................................          257,787        53,096,425        38,142,079      36,297,901
                                                           ---------------     ------------     ------------     ------------
NET ASSETS.............................................      $39,635,662       $185,336,596     $150,641,011     $120,638,725
                                                           ---------------     ------------     ------------     ------------
                                                           ---------------     ------------     ------------     ------------
COMPONENTS OF NET ASSETS:
 Capital paid in.......................................      $47,086,877       $197,920,783     $155,912,165     $116,871,681
 Unrealized appreciation (depreciation)................         (185,229)        3,491,140         2,728,083       4,119,724
 Accumulated net realized losses.......................       (7,265,986)      (16,075,327 )      (7,999,237)       (352,680 )
                                                           ---------------     ------------     ------------     ------------
NET ASSETS.............................................      $39,635,662       $185,336,596     $150,641,011     $120,638,725
                                                           ---------------     ------------     ------------     ------------
                                                           ---------------     ------------     ------------     ------------
NET ASSETS BY CLASS OF SHARES:
 A shares..............................................      $19,247,559       $20,349,784      $  5,811,347     $ 1,186,727
 B shares..............................................          391,572        11,317,088         3,322,081       1,711,954
 I shares..............................................       19,996,531       153,669,724       141,507,583     117,740,044
                                                           ---------------     ------------     ------------     ------------
NET ASSETS.............................................      $39,635,662       $185,336,596     $150,641,011     $120,638,725
                                                           ---------------     ------------     ------------     ------------
                                                           ---------------     ------------     ------------     ------------
SHARES OUTSTANDING:
 A shares..............................................        2,038,862         2,299,138           593,948         120,923
                                                           ---------------     ------------     ------------     ------------
                                                           ---------------     ------------     ------------     ------------
 B shares..............................................           41,674         1,279,950           340,069         174,331
                                                           ---------------     ------------     ------------     ------------
                                                           ---------------     ------------     ------------     ------------
 I shares..............................................        2,118,796        17,365,300        14,477,938      11,994,529
                                                           ---------------     ------------     ------------     ------------
                                                           ---------------     ------------     ------------     ------------
NET ASSET VALUE PER SHARE:
 A shares..............................................      $      9.44       $      8.85      $       9.78     $      9.81
                                                           ---------------     ------------     ------------     ------------
                                                           ---------------     ------------     ------------     ------------
 B shares..............................................      $      9.40       $      8.84      $       9.77     $      9.82
                                                           ---------------     ------------     ------------     ------------
                                                           ---------------     ------------     ------------     ------------
 I shares..............................................      $      9.44       $      8.85      $       9.77     $      9.82
                                                           ---------------     ------------     ------------     ------------
                                                           ---------------     ------------     ------------     ------------

(a) Cost of investments................................      $39,464,725       $196,119,044     $145,596,831     $115,381,968

(b) See note 5 of notes to financial statements.

See notes to financial statements.

NORWEST ADVANTAGE FUNDS -- FIXED INCOME FUNDS                  NOVEMBER 30, 1995

--------------------------------------------------------------------------------
  STATEMENTS OF ASSETS AND LIABILITIES (NOVEMBER 30, 1995)


                                                                                     TAX-FREE        COLORADO        MINNESOTA
                                                                                      INCOME         TAX-FREE        TAX-FREE
                                                                                       FUND            FUND            FUND
                                                                                   ------------     -----------     -----------

ASSETS:
 Investments, at value(a)......................................................    $315,608,784     $57,541,325     $31,243,743
 Cash..........................................................................         --              --              --
 Collateral for securities loaned(b)...........................................         --              --              --
 Interest, dividends and other receivables.....................................       5,830,611       1,083,453         531,224
 Receivable for securities sold................................................       3,612,748       4,596,482         505,000
 Receivable for shares issued..................................................           9,813          58,407       1,000,000
 Receivable for principal paydowns.............................................         --              --              --
 Organization costs, net of amortization.......................................         --              --              --
                                                                                   ------------     -----------     -----------
Total assets...................................................................     325,061,956      63,279,667      33,279,967
                                                                                   ------------     -----------     -----------
LIABILITIES:
 Payable for securities purchased..............................................      13,171,735       6,040,364       1,838,231
 Payable for securities loaned(b)..............................................         --              --              --
 Payable for shares redeemed...................................................           2,931          52,890         --
 Investment advisory, transfer agency and custodial fees payable...............          88,676           5,479         --
 Management fee payable........................................................          30,354           8,580              75
 Accrued expenses and other payables...........................................          15,341           9,144          45,795
 Dividends payable.............................................................         991,270         243,514         131,801
                                                                                   ------------     -----------     -----------
Total liabilities..............................................................      14,300,307       6,359,971       2,015,902
                                                                                   ------------     -----------     -----------
NET ASSETS.....................................................................    $310,761,649     $56,919,696     $31,264,065
                                                                                   ------------     -----------     -----------
                                                                                   ------------     -----------     -----------
COMPONENTS OF NET ASSETS:
 Capital paid in...............................................................    $309,886,327     $56,157,008     $30,435,392
 Unrealized appreciation.......................................................      11,153,330       2,331,269       1,243,027
 Accumulated net realized losses...............................................     (10,278,008)     (1,568,581)       (414,354)
                                                                                   ------------     -----------     -----------
NET ASSETS.....................................................................    $310,761,649     $56,919,696     $31,264,065
                                                                                   ------------     -----------     -----------
                                                                                   ------------     -----------     -----------
NET ASSETS BY CLASS OF SHARES:
 A shares......................................................................    $ 34,163,601     $27,269,224     $22,853,197
 B shares......................................................................       5,101,083       5,681,578       6,800,632
 I shares......................................................................     271,496,965      23,968,894       1,610,236
                                                                                   ------------     -----------     -----------
NET ASSETS.....................................................................    $310,761,649     $56,919,696     $31,264,065
                                                                                   ------------     -----------     -----------
                                                                                   ------------     -----------     -----------
SHARES OUTSTANDING:
 A shares......................................................................       3,392,943       2,674,837       2,142,698
                                                                                   ------------     -----------     -----------
                                                                                   ------------     -----------     -----------
 B shares......................................................................         506,578         556,635         637,750
                                                                                   ------------     -----------     -----------
                                                                                   ------------     -----------     -----------
 I shares......................................................................      26,948,747       2,350,729         150,950
                                                                                   ------------     -----------     -----------
                                                                                   ------------     -----------     -----------
NET ASSET VALUE PER SHARE:
 A shares......................................................................    $      10.07     $     10.19     $     10.67
                                                                                   ------------     -----------     -----------
                                                                                   ------------     -----------     -----------
 B shares......................................................................    $      10.07     $     10.21     $     10.66
                                                                                   ------------     -----------     -----------
                                                                                   ------------     -----------     -----------
 I shares......................................................................    $      10.07     $     10.20     $     10.67
                                                                                   ------------     -----------     -----------
                                                                                   ------------     -----------     -----------

(a) Cost of investments........................................................    $304,455,454     $55,210,056     $30,000,716

(b) See note 5 of notes to financial statements.

See notes to financial statements.

NORWEST ADVANTAGE FUNDS -- FIXED INCOME FUNDS                  NOVEMBER 30, 1995

--------------------------------------------------------------------------------
  STATEMENTS OF OPERATIONS (PERIOD ENDED NOVEMBER 30, 1995)


                                                               ADJUSTABLE
                                                             U.S. GOVERNMENT     GOVERNMENT                       TOTAL
                                                                 RESERVE           INCOME         INCOME       RETURN BOND
                                                                  FUND              FUND           FUND           FUND
                                                             ---------------     ----------     ----------     -----------

INVESTMENT INCOME:
 Interest income.........................................      $ 1,958,698       $4,607,494     $4,530,566     $4,051,910
                                                             ---------------     ----------     ----------     -----------
EXPENSES:
 Advisory................................................          148,321         263,899         314,136        273,970
 Management..............................................           59,329         131,949         125,654        109,588
 Transfer agent..........................................           74,161         164,937         157,068        136,985
 Custodian...............................................            5,933          12,396          11,924         10,715
 Professional Services...................................            1,217           2,453           2,349          2,034
 Filing..................................................           13,578          14,413          12,444         18,331
 Accounting..............................................           31,000          28,000          36,000         24,000
 Trustees................................................              635           1,278           1,217          1,045
 Distribution............................................            1,987          55,635          16,574          6,780
 Amortization of organization costs......................         --                --              --              3,269
 Other...................................................            2,564           3,257           3,413         10,635
                                                             ---------------     ----------     ----------     -----------
Total expenses...........................................          338,725         678,217         680,779        597,352
 Expenses reimbursed and fees waived.....................          (84,422)       (140,263 )      (195,880)      (180,142 )
                                                             ---------------     ----------     ----------     -----------
Net expenses.............................................          254,303         537,954         484,899        417,210
                                                             ---------------     ----------     ----------     -----------
NET INVESTMENT INCOME....................................        1,704,395       4,069,540       4,045,667      3,634,700
                                                             ---------------     ----------     ----------     -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
 Realized gain (loss) on investments.....................         (138,151)        790,343       2,084,724       (591,853 )
 Change in unrealized appreciation.......................          481,959         777,200          90,036      1,710,605
                                                             ---------------     ----------     ----------     -----------
Net gain on investments..................................          343,808       1,567,543       2,174,760      1,118,752
                                                             ---------------     ----------     ----------     -----------
INCREASE IN NET ASSETS FROM OPERATIONS...................      $ 2,048,203       $5,637,083     $6,220,427     $4,753,452
                                                             ---------------     ----------     ----------     -----------
                                                             ---------------     ----------     ----------     -----------

See notes to financial statements.

NORWEST ADVANTAGE FUNDS -- FIXED INCOME FUNDS                  NOVEMBER 30, 1995

--------------------------------------------------------------------------------
  STATEMENTS OF OPERATIONS (PERIOD ENDED NOVEMBER 30, 1995)


                                                                                       TAX-FREE       COLORADO      MINNESOTA
                                                                                        INCOME        TAX-FREE       TAX-FREE
                                                                                         FUND           FUND           FUND
                                                                                      ----------     ----------     ----------

INVESTMENT INCOME:
 Interest income..................................................................    $4,500,255     $1,550,337     $ 746,149
                                                                                      ----------     ----------     ----------
EXPENSES:
 Advisory.........................................................................       373,146       140,319         64,199
 Management.......................................................................       149,258        56,128         25,680
 Transfer agent...................................................................       186,573        70,160         32,100
 Custodian........................................................................        13,478         5,613          2,568
 Professional Services............................................................         2,525         1,174          2,293
 Filing...........................................................................        19,174         1,770          1,168
 Accounting.......................................................................        24,000        27,000         26,000
 Trustees.........................................................................         1,306           561            241
 Distribution.....................................................................        21,843        26,492         29,841
 Amortization of organization costs...............................................        --            --             --
 Other............................................................................        10,360         7,463          3,994
                                                                                      ----------     ----------     ----------
Total expenses....................................................................       801,663       336,680        188,084
 Expenses reimbursed and fees waived..............................................      (336,349)     (232,367 )     (123,896 )
                                                                                      ----------     ----------     ----------
Net expenses......................................................................       465,314       104,313         64,188
                                                                                      ----------     ----------     ----------
NET INVESTMENT INCOME.............................................................     4,034,941     1,446,024        681,961
                                                                                      ----------     ----------     ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
 Realized gain on investments.....................................................       385,057       295,503        109,180
 Change in unrealized appreciation (depreciation).................................     5,051,978     1,369,606        544,639
                                                                                      ----------     ----------     ----------
Net gain (loss) on investments....................................................     5,437,035     1,665,109        653,819
                                                                                      ----------     ----------     ----------
INCREASE IN NET ASSETS FROM OPERATIONS............................................    $9,471,976     $3,111,133     $1,335,780
                                                                                      ----------     ----------     ----------
                                                                                      ----------     ----------     ----------

See notes to financial statements.

NORWEST ADVANTAGE FUNDS -- FIXED INCOME FUNDS                  NOVEMBER 30, 1995

--------------------------------------------------------------------------------
  STATEMENTS OF CHANGES IN NET ASSETS
  (YEAR ENDED MAY 31, 1995 AND THE PERIOD ENDED NOVEMBER 30, 1995)


                                                              ADJUSTABLE
                                                            U.S. GOVERNMENT      GOVERNMENT                          TOTAL
                                                                RESERVE            INCOME           INCOME        RETURN BOND
                                                                 FUND               FUND             FUND             FUND
                                                            ---------------     ------------     ------------     ------------

NET ASSETS -- May 31, 1994..............................     $ 105,429,541      $151,355,129     $102,446,565     $12,030,416
                                                            ---------------     ------------     ------------     ------------
OPERATIONS:
 Net investment income..................................         4,702,184        9,598,324         7,847,074       4,294,636
 Realized gain (loss) on investments....................        (5,258,816)     (16,865,669 )      (9,293,991)        371,411
 Change in unrealized appreciation......................         2,450,212       12,436,464        10,595,038       2,735,355
                                                            ---------------     ------------     ------------     ------------
                                                                 1,893,580        5,169,119         9,148,121       7,401,402
                                                            ---------------     ------------     ------------     ------------
DISTRIBUTIONS TO SHAREHOLDERS:
 Net investment income -- A shares......................        (3,211,903)      (1,350,486 )        (428,762)        (23,376 )
 Net investment income -- B shares......................           (20,359)        (653,750 )        (173,377)        (28,451 )
 Net investment income -- I shares......................        (1,469,922)      (7,594,090 )      (7,244,935)     (4,242,809 )
 Realized gain on investments -- A shares...............          --               (162,923 )         --              --
 Realized gain on investments -- B shares...............          --                (94,024 )         --              --
 Realized gain on investments -- I shares...............          --               (881,368 )         --              --
                                                            ---------------     ------------     ------------     ------------
                                                                (4,702,184)     (10,736,641 )      (7,847,074)     (4,294,636 )
                                                            ---------------     ------------     ------------     ------------
CAPITAL SHARE TRANSACTIONS:
 Sale of shares -- A shares.............................           581,563        4,123,373         1,669,466         469,528
 Sale of shares -- B shares.............................            67,603        2,473,014           857,395         725,150
 Sale of shares -- I shares.............................        13,184,845       22,434,407        40,750,927      89,397,922
 Reinvested dividends -- A shares.......................         2,782,079        1,068,588           354,261          20,425
 Reinvested dividends -- B shares.......................             8,957          486,400           130,689          22,759
 Reinvested dividends -- I shares.......................           139,688          876,145           373,375       2,572,353
 Cost of shares repurchased -- A shares.................       (39,149,472)      (7,086,770 )      (2,020,650)        (54,585 )
 Cost of shares repurchased -- B shares.................           (33,051)      (1,653,843 )        (355,303)        (39,734 )
 Cost of shares repurchased -- I shares.................       (16,626,794)     (45,181,586 )     (25,986,787)    (10,535,132 )
                                                            ---------------     ------------     ------------     ------------
                                                               (39,044,582)     (22,460,272 )      15,773,373      82,578,686
                                                            ---------------     ------------     ------------     ------------
NET ASSETS -- May 31, 1995..............................        63,576,355      123,327,335       119,520,985      97,715,868
                                                            ---------------     ------------     ------------     ------------
OPERATIONS:
 Net investment income..................................         1,704,395        4,069,540         4,045,667       3,634,700
 Realized gain (loss) on investments....................          (138,151)         790,343         2,084,724        (591,852 )
 Change in unrealized appreciation......................           481,959          777,200            90,036       1,710,605
                                                            ---------------     ------------     ------------     ------------
                                                                 2,048,203        5,637,083         6,220,427       4,753,453
                                                            ---------------     ------------     ------------     ------------
DISTRIBUTIONS TO SHAREHOLDERS:
 Net investment income -- A shares......................        (1,107,358)        (633,063 )        (198,645)        (26,957 )
 Net investment income -- B shares......................            (9,791)        (305,111 )         (94,765)        (39,341 )
 Net investment income -- I shares......................          (587,246)      (3,131,366 )      (3,752,257)     (3,568,402 )
 Realized gain on investments -- A shares...............          --                --                --              --
 Realized gain on investments -- B shares...............          --                --                --              --
 Realized gain on investments -- I shares...............          --                --                --              --
                                                            ---------------     ------------     ------------     ------------
                                                                (1,704,395)      (4,069,540 )      (4,045,667)     (3,634,700 )
                                                            ---------------     ------------     ------------     ------------
CAPITAL SHARE TRANSACTIONS:
 Sale of shares -- A shares.............................           219,400        3,475,662           765,754         652,605
 Sale of shares -- B shares.............................          --              1,103,795           469,822         792,636
 Sale of shares -- I shares.............................           811,159       67,375,053        39,024,743      25,192,944
 Reinvested dividends -- A shares.......................         1,023,957          459,595           163,636          19,981
 Reinvested dividends -- B shares.......................             4,337          189,001            74,104          33,516
 Reinvested dividends -- I shares.......................            11,874           85,148            85,659       2,037,067
 Cost of shares repurchased -- A shares.................       (23,863,995)      (2,111,782 )      (1,434,087)        (93,935 )
 Cost of shares repurchased -- B shares.................           (20,301)        (760,953 )        (568,710)        (47,430 )
 Cost of shares repurchased -- I shares.................        (2,470,932)      (9,373,801 )      (9,635,655)     (6,783,280 )
                                                            ---------------     ------------     ------------     ------------
                                                               (24,284,501)      60,441,718        28,945,266      21,804,104
                                                            ---------------     ------------     ------------     ------------
NET ASSETS -- November 30, 1995.........................     $  39,635,662      $185,336,596     $150,641,011     $120,638,725
                                                            ---------------     ------------     ------------     ------------
                                                            ---------------     ------------     ------------     ------------

See notes to financial statements.
                                       30

NORWEST ADVANTAGE FUNDS -- FIXED INCOME FUNDS                  NOVEMBER 30, 1995

--------------------------------------------------------------------------------
  STATEMENTS OF CHANGES IN NET ASSETS
  (YEAR ENDED MAY 31, 1995 AND THE PERIOD ENDED NOVEMBER 30, 1995)


                                                                                      TAX-FREE        COLORADO        MINNESOTA
                                                                                       INCOME         TAX-FREE        TAX-FREE
                                                                                        FUND            FUND            FUND
                                                                                    ------------     -----------     -----------

NET ASSETS -- May 31, 1994......................................................    $139,184,677     $51,370,168     $13,365,327
                                                                                    ------------     -----------     -----------
OPERATIONS:
 Net investment income..........................................................       7,829,056      2,581,650         687,509
 Realized loss on investments...................................................      (7,290,713)    (1,388,271 )      (447,743 )
 Change in unrealized appreciation..............................................       8,986,928      2,551,346         928,665
                                                                                    ------------     -----------     -----------
                                                                                       9,525,271      3,744,725       1,168,431
                                                                                    ------------     -----------     -----------
DISTRIBUTIONS TO SHAREHOLDERS:
 Net investment income -- A shares..............................................      (1,879,495)    (1,427,564 )      (505,288 )
 Net investment income -- B shares..............................................        (160,249)      (203,657 )      (135,131 )
 Net investment income -- I shares..............................................      (5,789,312)      (950,429 )       (47,090 )
 Realized gain on investments -- A shares.......................................         --              --              --
 Realized gain on investments -- B shares.......................................         --              --              --
 Realized gain on investments -- I shares.......................................         --              --              --
                                                                                    ------------     -----------     -----------
                                                                                      (7,829,056)    (2,581,650 )      (687,509 )
                                                                                    ------------     -----------     -----------
CAPITAL SHARE TRANSACTIONS:
 Sale of shares -- A shares.....................................................       4,116,272      2,283,364       7,975,823
 Sale of shares -- B shares.....................................................       1,148,602        732,184       2,574,142
 Sale of shares -- I shares.....................................................      34,208,535     17,122,451       1,388,340
 Reinvested dividends -- A shares...............................................       1,435,640      1,158,952         394,894
 Reinvested dividends -- B shares...............................................          93,294        132,884         101,509
 Reinvested dividends -- I shares...............................................         197,801         10,651          15,984
 Cost of shares repurchased -- A shares.........................................      (9,708,331)    (9,483,389 )    (3,131,320 )
 Cost of shares repurchased -- B shares.........................................        (276,349)      (277,123 )      (208,851 )
 Cost of shares repurchased -- I shares.........................................     (43,126,975)    (8,479,204 )      (508,707 )
                                                                                    ------------     -----------     -----------
                                                                                     (11,911,511)     3,200,770       8,601,814
                                                                                    ------------     -----------     -----------
NET ASSETS -- May 31, 1995......................................................     128,969,381     55,734,013      22,448,063
                                                                                    ------------     -----------     -----------
OPERATIONS:
 Net investment income..........................................................       4,034,941      1,446,024         681,961
 Realized gain on investments...................................................         385,057        295,503         109,180
 Change in unrealized appreciation (depreciation)...............................       5,051,978      1,369,606         544,639
                                                                                    ------------     -----------     -----------
                                                                                       9,471,976      3,111,133       1,335,780
                                                                                    ------------     -----------     -----------
DISTRIBUTIONS TO SHAREHOLDERS:
 Net investment income -- A shares..............................................        (877,538)      (681,436 )      (504,646 )
 Net investment income -- B shares..............................................        (102,367)      (123,162 )      (141,386 )
 Net investment income -- I shares..............................................      (3,055,036)      (641,426 )       (35,929 )
 Realized gain on investments -- A shares.......................................         --              --              --
 Realized gain on investments -- B shares.......................................         --              --              --
 Realized gain on investments -- I shares.......................................         --              --              --
                                                                                    ------------     -----------     -----------
                                                                                      (4,034,941)    (1,446,024 )      (681,961 )
                                                                                    ------------     -----------     -----------
CAPITAL SHARE TRANSACTIONS:
 Sale of shares -- Ashares......................................................       3,940,991      2,558,868       7,340,321
 Sale of shares -- B shares.....................................................       1,353,308        596,661       1,785,804
 Sale of shares -- I shares.....................................................     179,915,812      2,771,733        (218,952 )
 Reinvested dividends -- A shares...............................................         738,550        544,565         385,099
 Reinvested dividends -- B shares...............................................          65,150         76,703         110,277
 Reinvested dividends -- I shares...............................................          52,769          5,174           6,298
 Cost of shares repurchased -- A shares.........................................      (2,173,960)    (2,613,182 )      (906,311 )
 Cost of shares repurchased -- B shares.........................................        (171,479)      (347,699 )      (329,206 )
 Cost of shares repurchased -- I shares.........................................      (7,365,908)    (4,072,249 )       (11,147 )
                                                                                    ------------     -----------     -----------
                                                                                     176,355,233       (479,426 )     8,162,183
                                                                                    ------------     -----------     -----------
NET ASSETS -- November 30, 1995.................................................    $310,761,649     $56,919,696     $31,264,065
                                                                                    ------------     -----------     -----------
                                                                                    ------------     -----------     -----------

See notes to financial statements.
                                       31

NORWEST ADVANTAGE FUNDS -- FIXED INCOME FUNDS                  NOVEMBER 30, 1995
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
  NOTES TO FINANCIAL STATEMENTS

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

    Norwest   Advantage  Funds  (the  'Trust')  is  registered  as  an  open-end management investment company. The classes of the fixed income portfolios of the Trust (each a 'Fund') commenced operations on the following dates:

Adjustable U.S. Government Reserve Fund (A shares)........................................  June 16, 1992
Adjustable U.S. Government Reserve Fund (B shares)........................................  August 6, 1993
Adjustable U.S. Government Reserve Fund (I shares)........................................  August 2, 1993
Government Income Fund (A shares).........................................................  December 1, 1988
Government Income Fund (B shares).........................................................  August 2, 1993
Government Income Fund (I shares).........................................................  August 2, 1993
Income Fund (A shares)....................................................................  June 9, 1987
Income Fund (B shares)....................................................................  August 5, 1993
Income Fund (I shares)....................................................................  August 2, 1993
Total Return Bond Fund (A shares).........................................................  December 31, 1993
Total Return Bond Fund (B shares).........................................................  December 31, 1993
Total Return Bond Fund (I shares).........................................................  December 31, 1993
Tax-Free Income Fund (A shares)...........................................................  August 1, 1989
Tax-Free Income Fund (B shares)...........................................................  August 6, 1993
Tax-Free Income Fund (I shares)...........................................................  August 2, 1993
Colorado Tax-Free Fund (A shares).........................................................  June 1, 1993
Colorado Tax-Free Fund (B shares).........................................................  August 2, 1993
Colorado Tax-Free Fund (I shares).........................................................  August 23, 1993
Minnesota Tax-Free Fund (A shares)........................................................  January 12, 1988
Minnesota Tax-Free Fund (B shares)........................................................  August 6, 1993
Minnesota Tax-Free Fund (I shares)........................................................  August 2, 1993

    A shares are sold with a front-end sales charge. B shares are subject to a contingent deferred sales charge upon redemption and, after a specified number of years, automatically convert to A shares. I shares are offered exclusively to fiduciary and other clients of banks, trust companies and their affiliates. I shares shareholders incur neither a front-end nor contingent deferred sales charge.

    With the exception of Colorado Tax-Free Fund and Minnesota Tax-Free Fund, each Fund is diversified. Prior to July 31, 1993, the Trust's operation was conducted as Prime Value Funds, Inc., a Maryland corporation. On October 1, 1995, the Trust changed its name from Norwest Funds to Norwest Advantage Funds. Investor A shares, Investor B shares and Trust shares were renamed A shares, B shares and I shares, respectively. The Funds' financial statements are prepared in accordance with generally accepted accounting principles. The Trust Instrument authorizes the issuance of an unlimited number of shares of beneficial interest without par value.

    FINANCIAL STATEMENT PERIODS AND CHANGE OF FISCAL YEAR -- For certain Funds and share classes, the earliest period presented in the financial highlights reflects operations for the period beginning with the commencement date above through the date of its then fiscal year end, as noted. Otherwise, a full year is presented.

    Effective May 31, 1992, Government Income Fund and Minnesota Tax-Free Fund elected to change their fiscal year end to May 31. Prior to May 31, 1992, the fiscal year end was November 30.

    SECURITY VALUATION -- Securities with a maturity of 60 days or less are valued at amortized cost. Other securities held by the Funds for which market quotations are readily available are valued using mean of the bid and ask prices provided by independent pricing services. If no mean price is available, the last bid price is used. In the absence of readily available market quotations, securities are valued at fair value determined by the Board of Trustees. Unrealized appreciation and depreciation, based on identified tax cost, as of November 30, 1995 were as follows:

                                                                                         UNREALIZED      UNREALIZED
                                                                                        APPRECIATION    DEPRECIATION
                                                                                        ------------    ------------

Adjustable U.S. Government Reserve Fund..............................................   $    124,215      $309,444
Government Income Fund...............................................................      3,438,944        64,288
Income Fund..........................................................................      2,989,724       261,641
Total Return Bond Fund...............................................................      4,289,046       156,830
Tax-Free Income Fund.................................................................     11,012,977       113,752
Colorado Tax-Free Fund...............................................................      2,349,048        17,779
Minnesota Tax-Free Fund..............................................................      1,243,027        --

    Realized gains and losses on investments sold are recorded on the basis of identified cost.

NORWEST ADVANTAGE FUNDS -- FIXED INCOME FUNDS                  NOVEMBER 30, 1995
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
  NOTES TO FINANCIAL STATEMENTS (CONTINUED)

    Security transactions are accounted for on a trade date basis.

    The cost basis for federal income tax purposes is the same as for financial accounting purposes except for Government Income Fund, Total Return Bond Fund and Tax-Free Income Fund whose tax cost is $196,235,528, $115,394,460 and $304,709,559, respectively.

    Delivery and payment for securities which have been purchased by the Funds on a forward commitment or when issued basis can take place a month or more after the transaction date. During this period, the Funds are subject to market fluctuations in the price of the purchased securities.

    REPURCHASE AGREEMENTS -- Each Fund may purchase portfolio securities from financial institutions deemed to be creditworthy by the investment adviser subject to the seller's agreement to repurchase and the Fund's agreement to resell such securities. Securities purchased subject to repurchase agreements are maintained by the Trust and must have, at all times, an aggregate market value greater than or equal to the repurchase price plus accrued interest. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the Funds require the seller to deposit additional collateral by the next business day. In the event that the seller under the agreement defaults on its repurchase obligation or fails to deposit sufficient collateral, the Funds have the contractual right, subject to the requirements of applicable bankruptcy and insolvency laws, to sell the underlying securities at market value and may claim any resulting loss from the seller. For certain demand agreements, there is no agreed upon repurchase date and interest payments are calculated daily, often based upon the prevailing overnight repurchase rate.

    INTEREST INCOME AND DIVIDENDS TO SHAREHOLDERS -- Interest income is accrued as earned. Dividends to shareholders of net investment income are declared daily and paid monthly by each Fund. Net capital gain, unless offset by any available capital loss carryovers, is distributed to shareholders at least annually.

    Distributions from net investment income and realized capital gain are based on their tax basis. The significant difference between financial statement amounts available for distribution and distributions made in accordance with income tax regulations are primarily attributable to the deferral of post-October losses, wash sales and utilization of capital loss carryovers.

    SECURITY LOANS -- The Funds receive compensation for lending securities in the form of fees or by retaining a portion of the interest on the investment securities or any cash received as collateral. A Fund also continues to receive interest or dividends on the securities loaned. Security loans are secured by collateral equal to at least 102%, at all times, of the market value of the securities loaned plus accrued interest. Gain or loss in the market price of the securities loaned that may occur during the term of the loan will be reflected in the value of the Fund.

    EXPENSE ALLOCATION -- Each share of each class represents an undivided, proportionate interest in the Fund. The Funds' class specific expenses include distribution expenses, if any, transfer agent fees and expenses and certain other expenses that can be solely attributable to a class.

    ORGANIZATION COSTS -- The costs incurred by the Total Return Bond Fund in connection with its organization and registration of shares, in amount of $32,694, has been capitalized and is being amortized using the straight-line method over a five year period beginning at the commencement of the Fund's operation. Certain of these costs were paid by Forum Financial Services, Inc. and will be reimbursed by the Fund.

    FEDERAL INCOME TAX -- Each Fund has qualified, and intends to continue to qualify, as a regulated investment company and distributes all of its taxable income. Therefore, each Fund is not subject to Federal income tax. As of May 31, 1995 certain of the Funds have capital loss carryovers available to offset future capital gains as follows:

                                                                                          YEAR OF
                                                                                         EXPIRATION
                                                                                            2003         TOTAL
                                                                                         ----------    ----------

Adjustable. U.S. Government Reserve Fund..............................................   $4,272,628    $4,272,628
Government Income Fund................................................................    3,657,967     3,657,967
Income Fund...........................................................................    3,695,449     3,695,449
Tax-Free Income Fund..................................................................    5,877,795     5,877,795
Colorado Tax-Free Fund................................................................      908,756       908,756
Minnesota Tax-Free Fund...............................................................      343,741       343,741

2. ADVISORY, SERVICING FEES AND OTHER TRANSACTIONS WITH AFFILIATES

    The investment adviser of each Fund is Norwest Investment Management, a part of Norwest Bank Minnesota, N.A. (the 'Adviser'). Norwest Bank Minnesota, N.A. is a subsidiary of Norwest Corporation. The Adviser receives an advisory fee from

NORWEST ADVANTAGE FUNDS -- FIXED INCOME FUNDS                  NOVEMBER 30, 1995
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
  NOTES TO FINANCIAL STATEMENTS (CONTINUED)

Adjustable U.S. Government Reserve Fund, Income Fund, Total Return Bond Fund and Tax-Free Income Fund at an annual rate of 0.50% of the average daily net assets of each Fund and from Government Income Fund at an annual rate of 0.40% of the average daily net assets of that Fund. The Adviser receives an advisory fee from Colorado Tax-Free Fund and Minnesota Tax-Free Fund at an annual rate of 0.50% of the average daily net assets for the first $300 million of net assets of each Fund, declining to 0.42% of the average daily net assets of each Fund's net assets in excess of $700 million.

    The Adviser has agreed to reimburse each Fund for certain operating expenses (exclusive of interest, taxes, brokerage fees, fees and other expenses paid pursuant to any distribution plan and organization expenses, all to the extent permitted by applicable state law or regulation) which in any year exceed the limits prescribed by any state in which the Fund's shares are qualified for sale. The Funds' annual expenses are estimated and accrued daily, and any related reimbursements are made monthly by the Adviser.

    Norwest Bank Minnesota, N.A. serves as the Trust's transfer agent, dividend disbursing agent and custodian, and is compensated for those services at an aggregate annual rate of up to 0.30% of the average daily net assets of each Fund. Transfer agent fees are based on the average daily net assets attributable to each class of each Fund's shares.

    The manager of the Trust is Forum Financial Services, Inc. ('Forum'), a registered broker-dealer and a member of the National Association of Securities Dealers, Inc. Forum receives a management fee for its services from each Fund at an annual rate of 0.20% of the average daily net assets of each Fund attributable to each class of each Fund's shares. In addition, certain legal expenses were charged to the Trust by Forum. The respective amounts of legal expenses for Adjustable U.S. Government Reserve Fund, Government Income Fund, Income Fund, Total Return Bond Fund, Tax-Free Income Fund, Colorado Tax-Free Fund and Minnesota Tax-Free Fund were: $625, $1,260, $1,213, $1,056, $1,307,
$556, $243.

    Forum Financial Corp. ('FFC'), an affiliate of Forum, provides fund accounting services to the Funds. For these services, FFC receives a fee of $36,000 per year per Fund plus certain amounts based upon the number of classes and number and types of portfolio transactions within each Fund.

    The Trust has adopted a Distribution Plan (the 'Plan') with respect to B shares of each Fund pursuant to Rule 12b-1 under the Investment Company Act of 1940. The Plans authorize the payment to Forum of an annual distribution service fee of 0.75% of the average daily net assets, and a maintenance fee of 0.25% of the average daily net assets of each Fund attributable to B shares. No Fund incurred any maintenance fees during the period ended November 30, 1995. The distribution payments are used to reimburse the distributor for (i) sales commissions at levels set from time to time by the Board not to exceed 6.25% of the amount received by each Fund for each B share sold (excluding reinvestment of dividends and distributions) and (ii) interest calculated by applying the rate of 1% over the prime rate to the outstanding balance of unreimbursed distribution charges. The current sales commission rate is 3.75% for all Fixed Income Funds, except Adjustable U.S. Government Reserve Fund, for which it is 1.50%.

    In the event that the Plan is terminated or not continued, the Fund will continue to pay distribution service fees to Forum (but only with respect to sales that occurred prior to the termination or discontinuance of the Plan) until the earlier of (a) four years after the date of termination or discontinuance or (b) such time as there exist no unreimbursed distribution charges attributable to that Fund under the Plan, as calculated pursuant to the Plan.

    Unreimbursed distribution charges at November 30, 1995 were as follows:

Adjustable U.S. Government Reserve Fund......................................................   $  4,647
Government Income Fund.......................................................................    258,970
Income Fund..................................................................................     80,842
Total Return Bond Fund.......................................................................     38,202
Tax-Free Income Fund.........................................................................    101,742
Colorado Tax-Free Fund.......................................................................    107,886
Minnesota Tax-Free Fund......................................................................    159,003

NORWEST ADVANTAGE FUNDS -- FIXED INCOME FUNDS                  NOVEMBER 30, 1995
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
  NOTES TO FINANCIAL STATEMENTS (CONTINUED)

    For the period ended November 30, 1995, fees waived and expenses reimbursed by the Trust's custodian and transfer agent, investment adviser, and manager and distributor were as follows:

                                                                        FEES WAIVED                   EXPENSES
                                                           --------------------------------------    REIMBURSED
                                                           CUSTODIAN AND                             ----------
                                                           TRANSFER AGENT    ADVISER      FORUM        FORUM
                                                           --------------    --------    --------    ----------

Adjustable U.S. Government Reserve Fund.................      $  2,431       $ 24,267    $ 57,724     $ --
Government Income Fund..................................         9,097          3,299     127,867       --
Income Fund.............................................        11,924         62,827     121,129       --
Total Return Bond Fund..................................         3,569        166,049      10,524       --
Tax-Free Income Fund....................................        35,867        201,499      98,983       --
Colorado Tax-Free Fund..................................        44,902        140,320      47,145       --
Minnesota Tax-Free Fund.................................        34,667         64,199      25,030       --

3. PURCHASES AND SALES OF SECURITIES

    Cost of purchases and proceeds from sales (including maturities) of securities (excluding short-term investments) during the period ended November 30,1995 were as follows:

                                                                               COST OF       PROCEEDS FROM
                                                                              PURCHASES          SALES
                                                                             ------------    -------------

Adjustable U.S. Government Reserve Fund...................................   $ 35,129,298    $ 52,381,047
Government Income Fund....................................................    157,988,519      78,487,421
Income Fund...............................................................    149,863,089     121,170,921
Total Return Bond Fund....................................................     46,285,425      22,934,527
Tax-Free Income Fund......................................................    193,910,380      31,666,060
Colorado Tax-Free Fund....................................................     33,150,871      32,476,110
Minnesota Tax-Free Fund...................................................     16,106,264       9,009,221

4. CAPITAL SHARE TRANSACTIONS

    Transactions of Fund shares are summarized on the following tables:

ADJUSTABLE U.S. GOVERNMENT RESERVE FUND

                                                 A SHARES                    B SHARES                    I SHARES
                                         -------------------------   -------------------------   -------------------------
                                         PERIOD ENDED   YEAR ENDED   PERIOD ENDED   YEAR ENDED   PERIOD ENDED   YEAR ENDED
                                         NOVEMBER 30,    MAY 31,     NOVEMBER 30,    MAY 31,     NOVEMBER 30,    MAY 31,
                                             1995          1995          1995          1995          1995          1995
                                         ------------   ----------   ------------   ----------   ------------   ----------

Shares sold.............................      23,281       61,517            0         7,145         86,165     1,377,019
Shares repurchased......................  (2,536,195)   (4,125,264)     (2,181)       (3,550)      (262,892)    (1,753,915)
Shares issued on reinvestment of
  dividends.............................     108,997      293,394          464           952          1,481        14,779
                                         ------------   ----------      ------      ----------   ------------   ----------
Net increase (decrease).................  (2,403,917)   (3,770,353)     (1,717)        4,547       (175,246)     (362,117 )
                                         ------------   ----------      ------      ----------   ------------   ----------
                                         ------------   ----------      ------      ----------   ------------   ----------

NORWEST ADVANTAGE FUNDS -- FIXED INCOME FUNDS                  NOVEMBER 30, 1995
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
  NOTES TO FINANCIAL STATEMENTS (CONTINUED)

GOVERNMENT INCOME FUND

                                                 A SHARES                    B SHARES                    I SHARES
                                         -------------------------   -------------------------   -------------------------
                                         PERIOD ENDED   YEAR ENDED   PERIOD ENDED   YEAR ENDED   PERIOD ENDED   YEAR ENDED
                                         NOVEMBER 30,    MAY 31,     NOVEMBER 30,    MAY 31,     NOVEMBER 30,    MAY 31,
                                             1995          1995          1995          1995          1995          1995
                                         ------------   ----------   ------------   ----------   ------------   ----------

Shares sold.............................    395,412       479,759       126,356       284,497      7,656,762    2,594,562
Shares repurchased......................   (241,448)     (818,867)      (86,897)     (192,459)    (1,070,924)   (5,294,803)
Shares issued on reinvestment of
  dividends.............................     52,569       123,896        21,638        56,454          9,799      100,372
                                         ------------   ----------   ------------   ----------   ------------   ----------
Net increase (decrease).................    206,533      (215,212)       61,097       148,492      6,595,637    (2,599,869)
                                         ------------   ----------   ------------   ----------   ------------   ----------
                                         ------------   ----------   ------------   ----------   ------------   ----------

INCOME FUND

                                                 A SHARES                    B SHARES                    I SHARES
                                         -------------------------   -------------------------   -------------------------
                                         PERIOD ENDED   YEAR ENDED   PERIOD ENDED   YEAR ENDED   PERIOD ENDED   YEAR ENDED
                                         NOVEMBER 30,    MAY 31,     NOVEMBER 30,    MAY 31,     NOVEMBER 30,    MAY 31,
                                             1995          1995          1995          1995          1995          1995
                                         ------------   ----------   ------------   ----------   ------------   ----------

Shares sold.............................     79,401       178,942        48,727        92,963      4,037,743    4,383,174
Shares repurchased......................   (149,478)     (218,980)      (59,133)      (38,366)    (1,002,269)   (2,837,868)
Shares issued on reinvestment of
  dividends.............................     17,010        38,329         7,716        14,153          8,916       40,804
                                         ------------   ----------   ------------   ----------   ------------   ----------
Net increase (decrease).................    (53,067)       (1,709)       (2,690)       68,750      3,044,390    1,586,110
                                         ------------   ----------   ------------   ----------   ------------   ----------
                                         ------------   ----------   ------------   ----------   ------------   ----------

TOTAL RETURN BOND FUND

                                                 A SHARES                    B SHARES                    I SHARES
                                         -------------------------   -------------------------   -------------------------
                                         PERIOD ENDED   YEAR ENDED   PERIOD ENDED   YEAR ENDED   PERIOD ENDED   YEAR ENDED
                                         NOVEMBER 30,    MAY 31,     NOVEMBER 30,    MAY 31,     NOVEMBER 30,    MAY 31,
                                             1995          1995          1995          1995          1995          1995
                                         ------------   ----------   ------------   ----------   ------------   ----------

Shares sold.............................    66,521        49,366        81,392        76,640       2,549,836    9,509,232
Shares repurchased......................    (9,615)       (5,757)       (4,886)       (4,136)       (695,129)   (1,120,809)
Shares issued on reinvestment of
  dividends.............................     2,467         2,169         3,445         2,415         250,928      274,125
                                         ------------   ----------   ------------   ----------   ------------   ----------
Net increase............................    59,373        45,778        79,951        74,919       2,105,635    8,662,548
                                         ------------   ----------   ------------   ----------   ------------   ----------
                                         ------------   ----------   ------------   ----------   ------------   ----------

TAX-FREE INCOME FUND

                                                 A SHARES                    B SHARES                    I SHARES
                                         -------------------------   -------------------------   -------------------------
                                         PERIOD ENDED   YEAR ENDED   PERIOD ENDED   YEAR ENDED   PERIOD ENDED   YEAR ENDED
                                         NOVEMBER 30,    MAY 31,     NOVEMBER 30,    MAY 31,     NOVEMBER 30,    MAY 31,
                                             1995          1995          1995          1995          1995          1995
                                         ------------   ----------   ------------   ----------   ------------   ----------

Shares sold.............................    403,242       432,472       137,467       121,081     18,074,868    3,617,332
Shares repurchased......................   (222,433)    (1,034,258)     (17,498)      (29,621)      (750,500)   (4,649,999)
Shares issued on reinvestment of
  dividends.............................     75,530       152,099         6,662         9,889          5,393       21,238
                                         ------------   ----------   ------------   ----------   ------------   ----------
Net increase (decrease).................    256,339      (449,687 )     126,631       101,349     17,329,761    (1,011,429)
                                         ------------   ----------   ------------   ----------   ------------   ----------
                                         ------------   ----------   ------------   ----------   ------------   ----------

NORWEST ADVANTAGE FUNDS -- FIXED INCOME FUNDS                  NOVEMBER 30, 1995
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
  NOTES TO FINANCIAL STATEMENTS (CONTINUED)

COLORADO TAX-FREE FUND

                                                 A SHARES                    B SHARES                    I SHARES
                                         -------------------------   -------------------------   -------------------------
                                         PERIOD ENDED   YEAR ENDED   PERIOD ENDED   YEAR ENDED   PERIOD ENDED   YEAR ENDED
                                         NOVEMBER 30,    MAY 31,     NOVEMBER 30,    MAY 31,     NOVEMBER 30,    MAY 31,
                                             1995          1995          1995          1995          1995          1995
                                         ------------   ----------   ------------   ----------   ------------   ----------

Shares sold.............................    257,284       240,052        59,572        76,674       278,451     1,822,348
Shares repurchased......................   (262,914)    (1,009,103)     (35,039)      (29,369)     (406,280)     (908,624 )
Shares issued on reinvestment of
  dividends.............................     54,911       121,929         7,727        13,992           522         1,121
                                         ------------   ----------   ------------   ----------   ------------   ----------
Net increase (decrease).................     49,281      (647,122 )      32,260        61,297      (127,307)      914,845
                                         ------------   ----------   ------------   ----------   ------------   ----------
                                         ------------   ----------   ------------   ----------   ------------   ----------

MINNESOTA TAX-FREE FUND

                                                 A SHARES                    B SHARES                    I SHARES
                                         -------------------------   -------------------------   -------------------------
                                         PERIOD ENDED   YEAR ENDED   PERIOD ENDED   YEAR ENDED   PERIOD ENDED   YEAR ENDED
                                         NOVEMBER 30,    MAY 31,     NOVEMBER 30,    MAY 31,     NOVEMBER 30,    MAY 31,
                                             1995          1995          1995          1995          1995          1995
                                         ------------   ----------   ------------   ----------   ------------   ----------

Shares sold.............................    703,364       783,054       171,522       253,488       (20,713)      136,301
Shares repurchased......................    (87,023)     (318,995)      (31,732)      (21,120)       (1,072)      (51,766)
Shares issued on reinvestment of
  dividends.............................     36,967        39,538        10,615        10,155           602         1,722
                                         ------------   ----------   ------------   ----------   ------------   ----------
Net increase (decrease).................    653,308       503,597       150,405       242,523       (21,183)       86,257
                                         ------------   ----------   ------------   ----------   ------------   ----------
                                         ------------   ----------   ------------   ----------   ------------   ----------

5. PORTFOLIO SECURITIES LOANED

    The following funds had loaned securities as of November 30, 1995:

                                                                               VALUE OF         COLLATERAL
                                                                           SECURITIES LOANED       VALUE
                                                                           -----------------    -----------

Government Income Fund..................................................      $30,631,970       $31,282,500
Income Fund.............................................................       25,427,396        27,396,160
Total Return Bond Fund..................................................       34,543,034        36,817,216
                                                                           -----------------    -----------
Net Total...............................................................      $90,602,400       $95,495,876
                                                                           -----------------    -----------
                                                                           -----------------    -----------

    Collateral is comprised of various securities including time deposits, commercial paper, corporate bonds and repurchase agreements.

    Security  loan fee income  received for the period  ended November 30, 1995:
Government Income Fund, $11,814; Income Fund, $7,551; and Total Return Bond Fund, $2,932.

NORWEST ADVANTAGE FUNDS -- FIXED INCOME FUNDS                  NOVEMBER 30, 1995

--------------------------------------------------------------------------------
  FINANCIAL HIGHLIGHTS

  SELECTED DATA FOR A SHARE OUTSTANDING DURING THE PERIOD


                                BEGINNING                     NET REALIZED      DIVIDENDS      DISTRIBUTIONS
                                NET ASSET        NET         AND UNREALIZED      FROM NET        FROM NET        ENDING NET
                                VALUE PER     INVESTMENT     GAIN (LOSS) ON     INVESTMENT       REALIZED        ASSET VALUE
                                  SHARE         INCOME        INVESTMENTS         INCOME           GAINS          PER SHARE
                                ---------     ----------     --------------     ----------     -------------     -----------
ADJUSTABLE U.S. GOVERNMENT RESERVE FUND
A SHARES
 Period Ended November 30,
   1995.........................  $  9.38       $ 0.27           $ 0.06           ($0.27)         $--              $  9.44
 Year Ended May 31,
 1995...........................     9.66         0.55            (0.28)           (0.55)          --                 9.38
 1994...........................    10.12         0.48            (0.43)           (0.48)           (0.03)            9.66
 Period Ended May 31, 1993(c)...    10.00         0.47             0.13            (0.47)           (0.01)           10.12
B SHARES
Period Ended November 30,
 1995...........................     9.34         0.23             0.06            (0.23)          --                 9.40
 Year Ended May 31, 1995........     9.62         0.47            (0.28)           (0.47)          --                 9.34
 Period Ended May 31, 1994(c)...    10.14         0.32            (0.49)           (0.32)           (0.03)            9.62
I SHARES
 Period Ended November 30,
   1995.........................     9.38         0.27             0.06            (0.27)          --                 9.44
 Year Ended May 31, 1995........     9.67         0.55            (0.29)           (0.55)          --                 9.38
 Period Ended May 31, 1994(c)...    10.14         0.40            (0.44)           (0.40)           (0.03)            9.67
GOVERNMENT INCOME FUND
A SHARES
 Period Ended November 30,
   1995.........................     8.76         0.27             0.09            (0.27)          --                 8.85
 Year Ended May 31,
 1995...........................     9.04         0.63            (0.20)           (0.63)           (0.08)            8.76
 1994...........................     9.82         0.67            (0.78)           (0.67)          --                 9.04
 1993...........................     9.60         0.71             0.29            (0.71)           (0.07)            9.82
 Six Months Ended May 31,
   1992(d)......................     9.70         0.37            (0.10)           (0.37)          --                 9.60
 Year Ended November 30,
 1991...........................     9.73         0.90            (0.03)           (0.90)          --                 9.70
 1990...........................     9.96         0.96            (0.23)           (0.96)          --                 9.73
B SHARES
 Period Ended November 30,
   1995.........................     8.75         0.24             0.09            (0.24)          --                 8.84
 Year Ended May 31, 1995........     9.03         0.56            (0.20)           (0.56)           (0.08)            8.75
 Period Ended May 31, 1994(c)...     9.89         0.48            (0.86)           (0.48)          --                 9.03
I SHARES
 Period Ended November 30,
   1995.........................     8.76         0.27             0.09            (0.27)          --                 8.85
 Year Ended May 31, 1995........     9.04         0.63            (0.20)           (0.63)           (0.08)            8.76
 Period Ended May 31, 1994(c)...     9.89         0.55            (0.85)           (0.55)          --                 9.04
INCOME FUND
A SHARES
 Period Ended November 30,
   1995.........................     9.63         0.31             0.15            (0.31)          --                 9.78
 Year Ended May 31,
 1995...........................     9.52         0.65             0.11            (0.65)          --                 9.63
 1994...........................    10.61         0.70            (0.83)           (0.70)           (0.26)            9.52
 1993...........................    10.52         0.77             0.39            (0.77)           (0.30)           10.61
 1992...........................    10.23         0.82             0.53            (0.82)           (0.24)           10.52
 1991...........................     9.94         0.89             0.29            (0.89)          --                10.23
B SHARES
 Period Ended November 30,
   1995.........................     9.61         0.27             0.16            (0.27)          --                 9.77
 Year Ended May 31, 1995........     9.51         0.58             0.10            (0.58)          --                 9.61
 Period Ended May 31, 1994(c)...    10.67         0.50            (0.90)           (0.50)           (0.26)            9.51
I SHARES
 Period Ended November 30,
   1995.........................     9.62         0.31             0.15            (0.31)          --                 9.77
 Year Ended May 31, 1995........     9.51         0.65             0.11            (0.65)          --                 9.62
 Period Ended May 31, 1994(c)...    10.68         0.58            (0.91)           (0.58)           (0.26)            9.51
TOTAL RETURN BOND FUND
A SHARES
 Period Ended November 30,
   1995.........................     9.73         0.32             0.08            (0.32)          --                 9.81
 Year Ended May 31, 1995........     9.54         0.67             0.19            (0.67)          --                 9.73
 Period Ended May 31, 1994(c)...    10.00         0.27            (0.46)           (0.27)          --                 9.54
B SHARES
 Period Ended November 30,
   1995.........................     9.73         0.29             0.09            (0.29)          --                 9.82
 Year Ended May 31, 1995........     9.54         0.59             0.19            (0.59)          --                 9.73
 Period Ended May 31, 1994(c)...    10.00         0.24            (0.46)           (0.24)          --                 9.54
I SHARES
 Period Ended November 30,
   1995.........................     9.73         0.32             0.09            (0.32)          --                 9.82
 Year Ended May 31, 1995........     9.54         0.67             0.19            (0.67)          --                 9.73
 Period Ended May 31, 1994(c)...    10.00         0.27            (0.46)           (0.27)          --                 9.54






NORWEST ADVANTAGE FUNDS -- FIXED INCOME FUNDS                                      NOVEMBER 30, 1995
----------------------------------------------------------------------------------------------------
  FINANCIAL HIGHLIGHTS
  SELECTED DATA FOR A SHARE OUTSTANDING DURING THE PERIOD


                                      RATIOS TO AVERAGE                                      NET
                                         NET ASSETS                                       ASSETS AT
                                  -------------------------                                END OF
                                                    NET                       PORTFOLIO    PERIOD
                                                 INVESTMENT     TOTAL         TURNOVER     (000'S
                                  EXPENSES(A)      INCOME       RETURN          RATE      OMITTED)
                                  -----------    ----------     ------        --------    ---------
ADJUSTABLE U.S. GOVERNMENT RESERVE FUND
A SHARES
 Period Ended November 30,
   1995.........................      0.85%(b)      5.80%(b)     7.11 %(b)      61.19%    $  19,248
 Year Ended May 31,
 1995...........................      0.85%         5.75%        2.87 %         86.05%       41,656
 1994...........................      0.82%         4.73%        0.40 %        149.00%       79,378
 Period Ended May 31, 1993(c)...      0.38%(b)      4.77%(b)     6.33 %(b)      61.55%       77,367
B SHARES
Period Ended November 30,
 1995...........................      1.59%(b)      4.93%(b)     6.33 %(b)      61.19%          392
 Year Ended May 31, 1995........      1.59%         5.05%        2.10 %         86.05%          405
 Period Ended May 31, 1994(c)...      1.51%(b)      3.82%(b)    (1.92 %)(b)    149.00%          374
I SHARES
 Period Ended November 30,
   1995.........................      0.85%(b)      5.66%(b)     7.10 %(b)      61.19%       19,997
 Year Ended May 31, 1995........      0.85%         5.72%        2.76 %         86.05%       21,515
 Period Ended May 31, 1994(c)...      0.85%(b)      4.77%(b)    (0.58 %)(b)    149.00%       25,678
GOVERNMENT INCOME FUND
A SHARES
 Period Ended November 30,
   1995.........................      0.75%(b)      6.24%(b)     8.60 %(b)      58.60%       20,350
 Year Ended May 31,
 1995...........................      0.75%         7.30%        5.20 %        125.34%       18,332
 1994...........................      0.60%         6.77%       (1.42 %)        24.70%       20,860
 1993...........................      0.60%         7.21%       10.71 %         31.61%      131,722
 Six Months Ended May 31,
   1992(d)......................      0.60%(b)      7.19%(b)     5.58 %(b)       4.41%       79,533
 Year Ended November 30,
 1991...........................      0.60%         9.25%        9.37 %         25.05%        8,615
 1990...........................      0.60%         9.80%        7.77 %         18.48%        4,840
B SHARES
 Period Ended November 30,
   1995.........................      1.50%(b)      5.49%(b)     7.75 %(b)      58.60%       11,317
 Year Ended May 31, 1995........      1.50%         6.51%        4.41 %        125.34%       10,667
 Period Ended May 31, 1994(c)...      1.31%(b)      5.89%(b)    (4.61 %)(b)     24.70%        9,665
I SHARES
 Period Ended November 30,
   1995.........................      0.75%(b)      6.23%(b)     8.55 %(b)      58.60%      153,670
 Year Ended May 31, 1995........      0.75%         7.30%        5.21 %        125.34%       94,328
 Period Ended May 31, 1994(c)...      0.61%(b)      6.86%(b)    (3.78 %)(b)     24.70%      120,830
INCOME FUND
A SHARES
 Period Ended November 30,
   1995.........................      0.75%(b)      6.48%(b)     9.92 %(b)      96.68%        5,811
 Year Ended May 31,
 1995...........................      0.75%         7.02%        8.49 %         98.83%        6,231
 1994...........................      0.60%         6.72%       (1.58 %)        26.67%        6,177
 1993...........................      0.60%         7.18%       11.46 %         87.98%       85,252
 1992...........................      0.31%         7.80%       13.58 %         84.24%       63,973
 1991...........................      0.16%         8.82%       12.38 %         61.33%       50,138
B SHARES
 Period Ended November 30,
   1995.........................      1.50%(b)      5.72%(b)     9.34 %(b)      96.68%        3,322
 Year Ended May 31, 1995........      1.50%         6.24%        7.57 %         98.83%        3,296
 Period Ended May 31, 1994(c)...      1.33%(b)      5.82%(b)    (4.82 %)(b)     26.67%        2,605
I SHARES
 Period Ended November 30,
   1995.........................      0.75%(b)      6.46%(b)     9.92 %(b)      96.68%      141,508
 Year Ended May 31, 1995........      0.75%         7.02%        8.49 %         98.83%      109,994
 Period Ended May 31, 1994(c)...      0.61%(b)      6.75%(b)    (4.04 %)(b)     26.67%       93,665
TOTAL RETURN BOND FUND
A SHARES
 Period Ended November 30,
   1995.........................      0.75%(b)      6.51%(b)     8.53 %(b)      21.69%        1,187
 Year Ended May 31, 1995........      0.64%         6.94%        9.42 %         35.19%          599
 Period Ended May 31, 1994(c)...      0.37%(b)      6.04%(b)    (4.64 %)(b)     37.50%          150
B SHARES
 Period Ended November 30,
   1995.........................      1.51%(b)      5.80%(b)     7.94 %(b)      21.69%        1,712
 Year Ended May 31, 1995........      1.41%         6.17%        8.59 %         35.19%          919
 Period Ended May 31, 1994(c)...      1.11%(b)      5.40%(b)    (5.23 %)(b)     37.50%          186
I SHARES
 Period Ended November 30,
   1995.........................      0.75%(b)      6.65%(b)     8.76 %(b)      21.69%      117,740
 Year Ended May 31, 1995........      0.71%         7.04%        9.43 %         35.19%       96,199
 Period Ended May 31, 1994(c)...      0.46%(b)      6.81%(b)    (4.62 %)(b)     37.50%       11,694

See notes to financial statements.
                                       38

NORWEST ADVANTAGE FUNDS -- FIXED INCOME FUNDS                  NOVEMBER 30, 1995
--------------------------------------------------------------------------------
  FINANCIAL HIGHLIGHTS (CONTINUED)

  SELECTED DATA FOR A SHARE OUTSTANDING DURING THE PERIOD

                               BEGINNING                     NET REALIZED      DIVIDENDS
                               NET ASSET        NET         AND UNREALIZED      FROM NET      DISTRIBUTIONS     ENDING NET
                               VALUE PER     INVESTMENT     GAIN (LOSS) ON     INVESTMENT        FROM NET       ASSET VALUE
                                 SHARE         INCOME         INVESTMENTS        INCOME       REALIZED GAINS     PER SHARE
                               ---------     ----------     ---------------    ----------     --------------    -----------
TAX-FREE INCOME FUND
A SHARES
 Period Ended November 30, 1995  $  9.82       $ 0.27            $0.25           ($0.27)           $ --           $ 10.07
 Year Ended May 31,
 1995..........................     9.60         0.55            0.22             (0.55)            --               9.82
 1994..........................    10.06         0.58           (0.39)            (0.58)          (0.07)             9.60
 1993..........................     9.98         0.66            0.11             (0.66)          (0.03)            10.06
 1992..........................     9.95         0.70            0.04             (0.70)          (0.01)             9.98
 1991..........................     9.78         0.70            0.17             (0.70)            --               9.95
B SHARES
 Period Ended November 30,
   1995........................     9.82         0.23            0.25             (0.23)            --              10.07
 Year Ended May 31, 1995.......     9.60         0.48            0.22             (0.48)            --               9.82
 Period Ended May 31,
   1994(c).....................    10.17         0.39           (0.50)            (0.39)          (0.07)             9.60
I SHARES
 Period Ended November 30,
   1995........................     9.82         0.27            0.25             (0.27)            --              10.07
 Year Ended May 31, 1995.......     9.60         0.55            0.22             (0.55)            --               9.82
 Period Ended May 31,
   1994(c).....................    10.14         0.47           (0.47)            (0.47)          (0.07)             9.60
COLORADO TAX-FREE FUND
A SHARES
 Period Ended November 30,
   1995........................     9.90         0.26            0.29             (0.26)            --              10.19
 Year Ended May 31, 1995.......     9.69         0.48            0.21             (0.48)            --               9.90
 Period Ended May 31,
   1994(c).....................    10.00         0.51           (0.30)            (0.51)          (0.01)             9.69
B SHARES
 Period Ended November 30,
   1995........................     9.91         0.22            0.30             (0.22)            --              10.21
 Year Ended May 31, 1995.......     9.70         0.41            0.21             (0.41)            --               9.91
 Period Ended May 31,
   1994(c).....................    10.04         0.35           (0.33)            (0.35)          (0.01)             9.70
I SHARES
 Period Ended November 30,
   1995........................     9.90         0.26            0.30             (0.26)            --              10.20
 Year Ended May 31, 1995.......     9.69         0.48            0.21             (0.48)            --               9.90
 Period Ended May 31,
   1994(c).....................    10.22         0.39           (0.52)            (0.39)          (0.01)             9.69
MINNESOTA TAX-FREE FUND
A SHARES
 Period Ended November 30,
   1995........................    10.45         0.29            0.22             (0.29)            --              10.67
 Year Ended May 31,
 1995..........................    10.15         0.53            0.30             (0.53)            --              10.45
 1994..........................    10.65         0.53           (0.31)            (0.53)          (0.19)            10.15
 1993..........................    10.27         0.55            0.39             (0.55)          (0.01)            10.65
 Six Months Ended May 31,
   1992(d).....................    10.20         0.30            0.11             (0.30)          (0.04)            10.27
 Year Ended November 30,
 1991..........................    10.15         0.61            0.12             (0.61)          (0.07)            10.20
 1990..........................    10.14         0.62            0.02             (0.62)          (0.01)            10.15
B SHARES
 Period Ended November 30,
   1995........................    10.44         0.25            0.22             (0.25)            --              10.66
 Year Ended May 31, 1995.......    10.15         0.45            0.29             (0.45)            --              10.44
 Period Ended May 31,
   1994(c).....................    10.77         0.35           (0.43)            (0.35)          (0.19)            10.15
I SHARES
 Period Ended November 30,
   1995........................    10.45         0.29            0.22             (0.29)            --              10.67
 Year Ended May 31, 1995.......    10.16         0.53            0.29             (0.53)            --              10.45
 Period Ended May 31,
   1994(c).....................    10.74         0.43           (0.39)            (0.43)          (0.19)            10.16





NORWEST ADVANTAGE FUNDS -- FIXED INCOME FUNDS                                NOVEMBER 30, 1995
----------------------------------------------------------------------------------------------
  FINANCIAL HIGHLIGHTS (CONTINUED)
  SELECTED DATA FOR A SHARE OUTSTANDING DURING THE PERIOD
                                                                                         NET
                                     RATIOS TO AVERAGE                                  ASSETS
                                        NET ASSETS                                      AT END
                                 -------------------------                                OF
                                                   NET                     PORTFOLIO    PERIOD
                                                INVESTMENT    TOTAL        TURNOVER     (000'S
                                 EXPENSES(A)      INCOME      RETURN         RATE      OMITTED)
                                 -----------    ----------    ------       --------    --------
TAX-FREE INCOME FUND
A SHARES
 Period Ended November 30, 1995      0.60%(b)      5.47%(b)    11.03%(b)     20.90%    $ 34,164
 Year Ended May 31,
 1995..........................      0.60%         5.87%        8.42%       130.90%      30,786
 1994..........................      0.60%         5.77%        1.74%       116.54%      34,426
 1993..........................      0.60%         6.47%        7.86%        42.81%     109,983
 1992..........................      0.34%         7.03%        7.65%        73.66%      56,250
 1991..........................      0.14%         7.09%        9.16%       101.11%      35,215
B SHARES
 Period Ended November 30,
   1995........................      1.35%(b)      4.69%(b)    10.14%(b)     20.90%       5,101
 Year Ended May 31, 1995.......      1.35%         5.05%        7.61%       130.90%       3,729
 Period Ended May 31,
   1994(c).....................      1.31%(b)      4.76%(b)    (0.98%)(b)   116.54%       2,674
I SHARES
 Period Ended November 30,
   1995........................      0.60%(b)      5.42%(b)    10.97%(b)     20.90%     271,497
 Year Ended May 31, 1995.......      0.60%         5.84%        8.42%       130.90%      94,454
 Period Ended May 31,
   1994(c).....................      0.60%(b)      5.71%(b)    (0.21%)(b)   116.54%     102,084
COLORADO TAX-FREE FUND
A SHARES
 Period Ended November 30,
   1995........................      0.30%(b)      5.20%(b)    11.49%(b)     58.67%      27,269
 Year Ended May 31, 1995.......      0.30%         5.10%        7.47%        47.88%      25,997
 Period Ended May 31,
   1994(c).....................      0.07%(b)      4.94%(b)     2.02%(b)     40.92%      31,724
B SHARES
 Period Ended November 30,
   1995........................      1.05%(b)      4.65%(b)    10.87%(b)     58.67%       5,682
 Year Ended May 31, 1995.......      1.05%         4.32%        6.67%        47.88%       5,198
 Period Ended May 31,
   1994(c).....................      0.85%(b)      4.08%(b)     0.27%(b)     40.92%       4,494
I SHARES
 Period Ended November 30,
   1995........................      0.30%(b)      5.21%(b)    11.70%(b)     58.67%      23,969
 Year Ended May 31, 1995.......      0.30%         5.08%        7.47%        47.88%      24,539
 Period Ended May 31,
   1994(c).....................      0.11%(b)      5.03%(b)     0.90%(b)     40.92%      15,153
MINNESOTA TAX-FREE FUND
A SHARES
 Period Ended November 30,
   1995........................      0.33%(b)      5.48%(b)    10.08%(b)     36.50%      22,853
 Year Ended May 31,
 1995..........................      0.49%         5.25%        8.55%       139.33%      15,559
 1994..........................      0.61%         4.92%        1.94%        84.23%      10,008
 1993..........................      0.75%         5.13%        9.35%        44.29%      10,852
 Six Months Ended May 31,
   1992(d).....................      0.90%(b)      5.86%(b)     8.10%(b)      6.70%       4,896
 Year Ended November 30,
 1991..........................      0.90%         6.01%        7.40%        37.32%       4,575
 1990..........................      0.90%         6.21%        6.50%        30.86%       4,243
B SHARES
 Period Ended November 30,
   1995........................      1.08%(b)      4.74%(b)     9.27%(b)     36.50%       6,801
 Year Ended May 31, 1995.......      1.21%         4.52%        7.63%       139.33%       5,090
 Period Ended May 31,
   1994(c).....................      1.31%(b)      3.99%(b)    (0.58%)(b)    84.23%       2,485
I SHARES
 Period Ended November 30,
   1995........................      0.33%(b)      5.51%(b)    10.08%(b)     36.50%       1,610
 Year Ended May 31, 1995.......      0.48%         5.29%        8.44%       139.33%       1,799
 Period Ended May 31,
   1994(c).....................      0.61%(b)      4.90%(b)     0.29%(b)     84.23%         872

See notes to financial statements.
                                       39

NORWEST ADVANTAGE FUNDS -- FIXED INCOME FUNDS                  NOVEMBER 30, 1995
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
  FINANCIAL HIGHLIGHTS (CONTINUED)

  SELECTED DATA FOR A SHARE OUTSTANDING DURING THE PERIOD

(a) During certain periods, various fees and expenses were waived and reimbursed. Had such waivers and reimbursements not occurred, the ratio of expenses to average net assets would have been:

                                                                                                                             YEAR
                                                                                                                             ENDED
                                                             PERIOD                                          SIX MONTHS    NOVEMBER
                                                             ENDED              YEAR ENDED MAY 31,             ENDED         30,
                                                          NOVEMBER 30,      ---------------------------       MAY 31,        ----
                                                            1995(b)         1995      1994         1993      1992(b)(d)      1991
                                                          ------------      ----      -----        ----      ----------      ----
 Adjustable U.S. Government Reserve Fund
   A shares...............................................     1.14%        1.15%      1.14%       1.15%(b)    --             --
   B shares...............................................     2.88%        3.07%      2.10%(b)     --         --             --
   I shares...............................................     1.11%        1.09%      1.13%(b)     --         --             --
 Government Income Fund
   A shares...............................................     0.97%        1.01%      0.99%       0.99%        1.03%        1.71%
   B shares...............................................     2.05%        2.00%      2.00%(b)     --         --             --
   I shares...............................................     0.93%        0.93%      0.97%(b)     --         --             --
 Total Return Bond Fund
   A shares...............................................     1.26%        2.38%     13.29%(b)     --         --             --
   B shares...............................................     2.87%        3.09%      8.29%(b)     --         --             --
   I shares...............................................     1.07%        1.17%      2.10%(b)     --         --             --
 Arizona Tax-Free Fund
   A shares...............................................     4.31%        3.33%      4.51%(b)     --         --             --
   B shares...............................................     7.66%        4.42%      8.48%(b)     --         --             --
   I shares...............................................     3.69%        3.42%      8.51%(b)     --         --             --
 Colorado Tax-Free Fund
   A shares...............................................     1.11%        1.15%      1.23%(b)     --         --             --
   B shares...............................................     2.10%        2.16%      2.24%(b)     --         --             --
   I shares...............................................     1.10%        1.16%      1.21%(b)     --         --             --
 Minnesota Tax-Free Fund
   A shares...............................................     1.23%        1.61%      1.52%       1.79%        2.38%        2.63%
   B shares...............................................     2.24%        2.62%      2.45%(b)     --         --             --
   I shares...............................................     1.26%        1.58%      1.54%(b)     --         --             --


                                                             PERIOD
                                                             ENDED                           YEAR ENDED MAY 31,
                                                          NOVEMBER 30,      -----------------------------------------------------
                                                            1995(B)         1995      1994         1993         1992         1991
                                                          ------------      ----      -----        ----      ----------      ----
 Income Fund
   A shares...............................................     1.07%        1.24%      1.16%       1.10%        1.08%        1.11%
   B shares...............................................     2.40%        2.21%      2.08%(b)     --         --             --
   I shares...............................................     1.05%        1.06%      1.09%(b)     --         --             --
 Tax-Free Income Fund
   A shares...............................................     1.08%        1.12%      1.14%       1.12%        1.14%        1.08%
   B shares...............................................     2.35%        2.21%      2.24%(b)     --         --             --
   I shares...............................................     1.02%        1.05%      1.10%(b)     --         --             --


                                                           YEAR
                                                           ENDED
                                                         NOVEMBER 30,
                                                            1990
                                                            ----
 Adjustable U.S. Government Reserve Fund
   A shares...............................................   --
   B shares...............................................   --
   I shares...............................................   --
 Government Income Fund
   A shares...............................................  2.04%
   B shares...............................................   --
   I shares...............................................   --
 Total Return Bond Fund
   A shares...............................................   --
   B shares...............................................   --
   I shares...............................................   --
 Arizona Tax-Free Fund
   A shares...............................................   --
   B shares...............................................   --
   I shares...............................................   --
 Colorado Tax-Free Fund
   A shares...............................................   --
   B shares...............................................   --
   I shares...............................................   --
 Minnesota Tax-Free Fund
   A shares...............................................  2.37%
   B shares...............................................   --
   I shares...............................................   --


(b) Annualized
(c) See note 1 of notes to financial statements for periods covered.
(d) See note 1 of notes to financial statements regarding change of fiscal year.

See notes to financial statements.
                                       40

NORWEST ADVANTAGE FUNDS -- FIXED INCOME FUNDS                 NOVEMBER 30, 1995
-------------------------------------------------------------------------------
  SCHEDULE OF INVESTMENTS

   Face                                   Security
  Amount                                Description                                                        Value
----------                         ----------------------                                             --------------
  ADJUSTABLE U.S. GOVERNMENT RESERVE FUND
Asset Backed Securities (32.0%):
$     129,636  Small Business Administration, Adjustable Rate Pool 500025, 8.625%, due 12/25/10.....  $      136,604
      103,038  Small Business Administration, Adjustable Rate Pool 500276, 10.625%, due 5/25/07.....         112,569
      266,830  Small Business Administration, Adjustable Rate Pool 500299, 10.625%, due 6/25/07.....         291,512
      777,102  Small Business Administration, Adjustable Rate Pool 500392, 8.625%, due 11/25/12.....         833,441
      111,864  Small Business Administration, Adjustable Rate Pool 500569, 10.625%, due 6/25/08.....         122,212
      755,141  Small Business Administration, Adjustable Rate Pool 500957, 9.00%, due 7/25/14.......         815,552
       90,645  Small Business Administration, Adjustable Rate Pool 501013, 9.625%, due 6/25/98......          92,232
      762,167  Small Business Administration, Adjustable Rate Pool 501224, 7.50%, due 6/25/15.......         793,606
      190,064  Small Business Administration, Adjustable Rate Pool 501828, 9.375%, due 9/25/98......         193,390
      218,545  Small Business Administration, Adjustable Rate Pool 501973, 10.375%, due 12/25/01....         229,746
      604,387  Small Business Administration, Adjustable Rate Pool 502083, 8.625%, due 11/25/04.....         622,519
      342,854  Small Business Administration, Adjustable Rate Pool 502241, 8.625%, due 4/25/03......         350,568
      658,506  Small Business Administration, Adjustable Rate Pool 502394, 10.375%, due 6/25/13.....         730,119

Asset Backed Securities, continued:
$   1,937,244  Small Business Administration, Adjustable Rate Pool 502420, 8.625%, due 9/25/18......  $    2,075,273
    1,833,051  Small Business Administration, Adjustable Rate Pool 502462, 9.975%, due 11/25/07.....       1,986,569
    1,677,592  Small Business Administration, Adjustable Rate Pool 502501, 9.975%, due 4/25/03......       1,761,472
      653,905  Small Business Administration, Adjustable Rate Pool 502568, 9.975%, due 9/25/03......         688,235
      682,841  Small Business Administration, Adjustable Rate Pool 502583, 9.975%, due 9/25/03......         718,690
                                                                                                      --------------
Total Asset Backed Securities (cost $12,795,265)
                                                                                                          12,554,309
                                                                                                      --------------
Collateralized Mortgage Obligations (23.5%):
    2,469,069  AFC Home Equity Loan Trust, Series 1995 2 A1, 7.607% variable rate, due 7/25/26......       2,485,658
       63,971  Federal Home Loan Mortgage Corporation, Series 1993 G8 SB, 9.60% variable rate, due
                3/25/23.............................................................................          56,368
      831,185  Federal Home Loan Mortgage Corporation-GNMA, Series 1993 24 ZC, 5.15% due 8/25/12....         806,847
      198,447  Federal National Mortgage Association, Series 1993 39 FA, 7.244% variable rate, due
                4/25/23.............................................................................         201,917
      524,360  Residential Funding Mortgage Security, Adjustable Rate Mortgage, Series 1991 21 BA,
                7.577%, due 8/25/21.................................................................         526,982
       84,384  Resolution Trust Corporation, Series 1991 6 Class B4, 8.771% variable rate, due
                3/25/21.............................................................................          85,017
    1,007,394  Resolution Trust Corporation, Series 1991 M6 A3, 8.603% variable rate, due 6/25/21...       1,004,875
    2,500,199  Resolution Trust Corporation, Series 1992 7 Class A2D, 8.35%, due 6/25/29............       2,537,527

See notes to financial statements.
                                      41

NORWEST ADVANTAGE FUNDS -- FIXED INCOME FUNDS                 NOVEMBER 30, 1995

-------------------------------------------------------------------------------
  SCHEDULE OF INVESTMENTS (continued)

   Face                                   Security
  Amount                                Description                                                        Value
----------                         ----------------------                                             --------------
  ADJUSTABLE U.S. GOVERNMENT RESERVE FUND
    (continued)
Collateralized Mortgage Obligations, continued:
$   1,476,690  Resolution Trust Corporation, Series 1992 9 Class B4, 7.591% variable rate, due
                4/25/27.............................................................................  $    1,524,451
        1,501  Thrift Financing Corporation, Series D 4, 7.125%, due 5/1/16.........................           1,496
                                                                                                      --------------
Total Collateralized Mortgage Obligations (cost $9,221,837)
                                                                                                           9,231,138
                                                                                                      --------------
Mortgage Backed Securities (22.5%):
    2,100,000  Federal Home Loan Mortgage Corporation, Adjustable Rate Mortgage Pool 410220, 6.223%,
                due 10/1/25.........................................................................       2,121,000
      173,022  Federal Home Loan Mortgage Corporation, Adjustable Rate Mortgage Pool 840087, 6.445%,
                due 1/1/19..........................................................................         174,103
    2,845,677  Federal National Mortgage Association, Adjustable Rate Mortgage Pool 220706, 7.94%,
                due 6/1/23..........................................................................       2,915,026
    2,816,670  Federal National Mortgage Association, Adjustable Rate Mortgage Pool 321051, 6.226%,
                due 8/1/25..........................................................................       2,882,081
      210,461  Federal National Mortgage Association, Adjustable Rate Mortgage Pool 60190, 7.75%,
                due 3/1/18..........................................................................         218,196
      499,295  Federal National Mortgage Association, Adjustable Rate Mortgage Pool 67189, 8.00%,
                due 7/17/17.........................................................................         521,034
                                                                                                      --------------
Total Mortgage Backed Securities (cost $8,804,147)
                                                                                                           8,831,440
                                                                                                      --------------
U.S. Treasury Obligations (17.9%):
    4,000,000  U.S. Treasury Notes, 6.00%, due 11/30/97.............................................       4,047,500
    3,000,000  U.S. Treasury Notes, 5.50%, due 2/28/99..............................................       3,003,750
                                                                                                      --------------
Total U.S. Treasury Obligations (cost $7,032,117)
                                                                                                           7,051,250
                                                                                                      --------------
Short-Term Holdings (4.1%):
$   1,611,359  Provident Institutional Funds, Federal Trust Fund (cost $1,611,359)..................  $    1,611,359
                                                                                                      --------------
Total Investments (100.0%) (cost $39,464,725)
                                                                                                        $ 39,279,496
                                                                                                      --------------
                                                                                                      --------------
  GOVERNMENT INCOME FUND
Collateralized Mortgage Obligations (10.9%):
$   4,000,000  Federal Home Loan Mortgage Corporation, Series 1991 1116 FB, 7.90%, due 3/15/20......  $    4,169,640
    3,780,839  Federal Home Loan Mortgage Corporation, Series 1991 1130 J, 7.50%, due 9/15/20.......       3,841,824
    1,319,073  Federal Home Loan Mortgage Corporation, Series 1991 1169 C, 7.00%, due 11/15/19......       1,319,997
    5,000,000  Federal Home Loan Mortgage Corporation, Series 1992 1189 F, 7.50%, due 1/15/21.......       5,094,250
    4,107,975  Federal National Mortgage Association, Series 1991 156 A, 7.50%, due 10/25/21........       4,243,251
    3,000,000  Federal National Mortgage Corporation, Series 1993 G 20 PG, 6.50%, due 2/25/19.......       3,035,280
                                                                                                      --------------
Total Collateralized Mortgage Obligations (cost $21,248,936)
                                                                                                          21,704,242
                                                                                                      --------------
Government Agency Bonds & Notes (12.1%):
    1,000,000  Federal Home Loan Bank, 8.25%, due 6/25/96...........................................       1,015,510
    5,000,000  Federal Home Loan Bank, 5.89%, due 7/24/00...........................................       5,021,650
    5,000,000  Student Loan Marketing Association, 8.29%, due 12/22/97..............................       5,007,350
    7,000,000  Student Loan Marketing Association, 6.05%, due 9/14/00 (b)...........................       7,085,960
    6,000,000  Tennessee Valley Authority, 6.00%, due 11/1/00 (b)...................................       6,067,500
                                                                                                      --------------
Total Government Agency Bonds & Notes (cost $23,993,888)
                                                                                                          24,197,970
                                                                                                      --------------

See notes to financial statements.
                                      42

NORWEST ADVANTAGE FUNDS -- FIXED INCOME FUNDS                 NOVEMBER 30, 1995

-------------------------------------------------------------------------------
  SCHEDULE OF INVESTMENTS (continued)

   Face                                   Security
  Amount                                Description                                                        Value
----------                         ----------------------                                             --------------
  GOVERNMENT INCOME FUND (continued)
Mortgage Backed Securities (4.1%):
$   2,993,624  Federal National Mortgage Association, Adjustable Rate Mortgage Pool 160337, 7.025%,
                due 7/1/97..........................................................................  $    3,042,240
    5,026,743  Federal National Mortgage Association, Adjustable Rate Mortgage Pool 303634, 6.50%,
                due 6/1/00..........................................................................       5,066,002
                                                                                                      --------------
Total Mortgage Backed Securities (cost $8,105,025)
                                                                                                           8,108,242
                                                                                                      --------------
U.S. Treasury Obligations (72.9%):
    6,000,000  U.S. Treasury Notes, 6.75%, due 2/28/97..............................................       6,098,160
    5,000,000  U.S. Treasury Notes, 6.875%, due 2/28/97.............................................       5,088,000
   10,000,000  U.S. Treasury Notes, 5.875%, due 7/31/97.............................................      10,078,600
   15,000,000  U.S. Treasury Notes, 6.00%, due 8/31/97..............................................      15,154,200
    7,500,000  U.S. Treasury Notes, 7.875%, due 4/15/98.............................................       7,910,700
   13,000,000  U.S. Treasury Notes, 8.25%, due 7/15/98..............................................      13,889,850
    5,000,000  U.S. Treasury Notes, 6.50%, due 4/30/99 (b)..........................................       5,158,050
    5,000,000  U.S. Treasury Notes, 6.875%, due 8/31/99.............................................       5,229,500
    5,000,000  U.S. Treasury Notes, 7.50%, due 10/31/99.............................................       5,345,900
    5,000,000  U.S. Treasury Notes, 7.75%, due 11/30/99.............................................       5,395,000
    7,000,000  U.S. Treasury Notes, 8.00%, due 5/15/01..............................................       7,790,510
    7,000,000  U.S. Treasury Notes, 7.50%, due 11/15/01.............................................       7,665,420
    5,000,000  U.S. Treasury Notes, 6.375%, due 8/15/02.............................................       5,205,050
    3,000,000  U.S. Treasury Notes, 6.25%, due 2/15/03..............................................       3,101,430
    6,000,000  U.S. Treasury Notes, 7.50%, due 2/15/05..............................................       6,723,360
    5,000,000  U.S. Treasury Notes, 6.50%, due 8/15/05 (b)..........................................       5,264,000
   10,000,000  U.S. Treasury Notes, 5.875%, due 11/15/05 (b)........................................      10,093,300
U.S. Treasury Obligations, continued:
$  15,000,000  U.S. Treasury Bonds, 10.75%, due 8/15/05.............................................  $   20,408,700
                                                                                                      --------------
Total U.S. Treasury Obligations (cost $142,771,193)
                                                                                                         145,599,730
                                                                                                      --------------
Total Investments (100.0%) (cost $196,119,043)
                                                                                                        $199,610,184
                                                                                                      --------------
                                                                                                      --------------

  INCOME FUND
Collateralized Mortgage Obligations (25.8%):
$   8,341,250  Federal Home Loan Mortgage Corporation, Series 1989 96 D, 7.00%, due 11/15/20........  $    8,463,449
    5,800,000  Federal Home Loan Mortgage Corporation, Series 1991 1141 F, 8.50%, due 10/15/20......       6,006,422
    4,000,000  Federal Home Loan Mortgage Corporation, Series 1992 1189 F, 7.50%, due 1/15/21.......       4,075,400
    4,000,000  Federal National Mortgage Association, Series 1989 96 G, 8.75%, due 5/25/19..........       4,174,840
    9,142,000  Federal National Mortgage Association, Series 1991 33 PN, 8.25%, due 5/25/20.........       9,510,514
    3,000,000  Federal National Mortgage Association, Series 1991 59 K, 8.00%, due 5/25/16..........       3,049,440
    3,000,000  Federal National Mortgage Association, Series 1992 G54 C, 7.50%, due 6/25/20.........       3,049,020
                                                                                                      --------------
Total Collateralized Mortgage Obligations (cost $37,951,800)
                                                                                                          38,329,085
                                                                                                      --------------
Corporate Bonds & Notes (19.1%):
    5,000,000  Aetna Life & Casualty Company, 6.75%, due 9/15/13....................................       4,781,250
    2,000,000  Cemex SA, Series 144A, 8.875%, due 6/10/98 (a)(b)....................................       1,850,000
    5,000,000  Enron Corporation, 7.125%, due 5/15/07...............................................       5,231,250
    5,000,000  International Business Machines Corporation, 7.50%, due 6/15/13......................       5,368,750
    5,000,000  Lehman Brothers Holdings, 8.75%, due 3/15/05.........................................       5,643,750
    5,000,000  Phillips Electronics NV, 7.75%, due 5/15/25..........................................       5,412,500
                                                                                                      --------------
Total Corporate Bonds & Notes (cost $27,837,550)
                                                                                                          28,287,500
                                                                                                      --------------

See notes to financial statements.
                                      43

NORWEST ADVANTAGE FUNDS -- FIXED INCOME FUNDS                 NOVEMBER 30, 1995

-------------------------------------------------------------------------------
  SCHEDULE OF INVESTMENTS (continued)

   Face                                   Security
  Amount                                Description                                                        Value
----------                         ----------------------                                             --------------
  INCOME FUND (continued)
Government Agency Bonds & Notes (6.9%):
$   5,000,000  Federal National Mortgage Association, 6.20%, due 6/6/00.............................  $    5,082,300
    5,000,000  Federal National Mortgage Association, 8.42%, due 10/20/04...........................       5,188,700
                                                                                                      --------------
Total Government Agency Bonds & Notes (cost $10,052,343)
                                                                                                          10,271,000
                                                                                                      --------------
Mortgage Backed Securities (5.4%):
    2,919,970  Aames Mortgage Trust, Series 1995-C A1A, 6.55%, due 11/15/97.........................       2,925,887
    5,054,200  Federal Home Loan Mortgage Corporation, Pool G10399, 6.50%, due 7/1/09...............       5,055,780
                                                                                                      --------------
Total Mortgage Backed Securities (cost $7,922,926)
                                                                                                           7,981,667
                                                                                                      --------------
Receivables Backed Securities (11.6%):
    3,000,000  Carco Auto Loan Master Trust, Series 1991 3 A, 7.875%, due 3/15/98...................       3,059,460
    5,000,000  Nationsbank Auto Grantor Trust, Series 1995-A A, 5.85%, due 6/15/02..................       5,004,688
    3,677,112  Premier Auto Trust, Series 1994-3, 6.80%, due 12/2/99................................       3,749,147
    5,250,000  Spiegel Charge Account Trust, Series 1992 2 A, 6.95%, due 12/15/01...................       5,357,047
                                                                                                      --------------
Total Receivables Backed Securities (cost $17,038,319)
                                                                                                          17,170,342
                                                                                                      --------------
U.S. Treasury Obligations (30.2%):
    8,000,000  U.S. Treasury Notes, 7.75%, due 1/31/00 (b)..........................................       8,651,920
    5,000,000  U.S. Treasury Notes, 6.25%, due 5/31/00..............................................       5,143,650
    4,000,000  U.S. Treasury Notes, 7.50%, due 11/15/01.............................................       4,380,240
   11,000,000  U.S. Treasury Notes, 5.875%, due 2/15/04 (b).........................................      11,101,970
    7,000,000  U.S. Treasury Notes, 7.25%, due 8/15/04 (b)..........................................       7,695,310
    4,000,000  U.S. Treasury Notes, 7.50%, due 2/15/05..............................................       4,482,240
    3,000,000  U.S. Treasury Notes, 7.25%, due 5/15/16..............................................       3,354,690
                                                                                                      --------------
Total U.S. Treasury Obligations (cost $43,318,593)
                                                                                                          44,810,020
                                                                                                      --------------
Short-Term Holdings (1.0%):
$   1,475,300  Dreyfus Cash Management Fund (cost $1,475,300).......................................  $    1,475,300
                                                                                                      --------------
Total Investments (100.0%) (cost $145,596,831)
                                                                                                        $148,324,914
                                                                                                      --------------
                                                                                                      --------------

  TOTAL RETURN BOND FUND
Corporate Bonds & Notes (19.3%):
$   1,000,000  AMR Corporation, 7.47%, due 1/28/97..................................................  $    1,015,440
    1,000,000  CIGNA Corporation, 8.00%, due 9/1/96.................................................       1,014,645
      790,000  Chrysler Financial Corporation, 8.125%, due 2/15/96..................................         807,472
    1,000,000  Chrysler Financial Corporation, 6.00%, due 4/15/96...................................       1,000,162
    2,000,000  Cleveland Electric Illuminating Company, 8.70%, due 6/3/96...........................       2,018,760
      400,000  Cleveland Electric Illuminating Company, 9.10%, due 7/22/96..........................         405,631
    1,100,000  Commonwealth Edison Company, 8.92%, due 8/15/96,.....................................       1,120,032
      250,000  Detroit Edison Company, 6.00%, due 12/1/96...........................................         249,997
    1,000,000  General Motors Acceptance Corporation, 6.30%, due 2/2/96.............................       1,001,038
      700,000  General Motors Acceptance Corporation, 8.65%, due 5/29/96............................         709,702
    1,400,000  General Motors Acceptance Corporation, 8.25%, due 8/29/96............................       1,424,249
      200,000  General Motors Acceptance Corporation, 7.85%, 10/25/96...............................         203,543
    1,500,000  Houston Industries, Incorporated, 7.25%, due 12/1/96.................................       1,519,344
    2,500,000  Illinois Power Company, 9.25%, due 12/16/96..........................................       2,582,630
    2,350,000  Long Island Lighting Company, 8.75%, due 5/1/96......................................       2,371,399
    1,000,000  McDermott International, Incorporated, 7.94%, due 6/25/97............................       1,026,800

See notes to financial statements.
                                      44

NORWEST ADVANTAGE FUNDS -- FIXED INCOME FUNDS                 NOVEMBER 30, 1995

-------------------------------------------------------------------------------
  SCHEDULE OF INVESTMENTS (continued)

   Face                                   Security
  Amount                                Description                                                        Value
----------                         ----------------------                                             --------------
  TOTAL RETURN BOND FUND (continued)
Corporate Bonds & Notes, continued:
$   1,500,000  Pacificorp, 8.69%, due 7/16/96.......................................................  $    1,527,205
      750,000  Pennsylvania Electric Company, 7.45%, due 10/25/96...................................         760,565
    1,205,000  Salomon Brothers, Incorporated, 7.30%, due 6/11/96...................................       1,209,816
    1,000,000  USX Corporation, 8.875%, due 9/15/97.................................................       1,046,201
                                                                                                      --------------
Total Corporate Bonds & Notes (cost $22,979,881)
                                                                                                          23,014,631
                                                                                                      --------------
Government Agency Bonds & Notes (2.0%):
    1,125,000  Federal Home Loan Bank, 5.86%, due 10/24/96..........................................       1,127,826
    1,200,000  Federal National Mortgage Association, 6.06%, due 10/2/97............................       1,208,153
                                                                                                      --------------
Total Government Agency Bonds & Notes (cost $2,325,598)
                                                                                                           2,335,979
                                                                                                      --------------
U.S. Treasury Obligations (78.0%):
      850,000  U.S. Treasury Notes, 7.75%, due 3/31/96..............................................         856,375
      700,000  U.S. Treasury Notes, 7.625%, due 5/31/96.............................................         707,655
    6,950,000  U.S. Treasury Notes, 7.25%, due 8/31/96(b)...........................................       7,039,036
    5,025,000  U.S. Treasury Notes, 8.000%, due 10/15/96(b).........................................       5,136,485
    7,500,000  U.S. Treasury Notes, 7.25%, due 11/30/96.............................................       7,633,590
    4,500,000  U.S. Treasury Notes, 5.875%, due 12/31/96(b).........................................       4,601,250
    5,750,000  U.S. Treasury Notes, 8.00%, due 1/15/97..............................................       5,913,507
    2,500,000  U.S. Treasury Notes, 6.875%, due 2/28/97(b)..........................................       2,545,312
    6,200,000  U.S. Treasury Notes, 8.50%, due 4/15/97..............................................       6,453,803
    7,800,000  U.S. Treasury Notes, 6.750%, due 05/31/97............................................       7,951,125
    2,700,000  U.S. Treasury Notes, 8.50%, due 7/15/97..............................................       2,829,092
    7,600,000  U.S. Treasury Notes, 7.375%, due 11/15/97............................................       7,877,864
      300,000  U.S. Treasury Notes, 5.875%, due 2/15/04(b)..........................................         302,250
      700,000  U.S. Treasury Notes, 7.25%, due 5/15/04(b)...........................................         768,250
U.S. Treasury Obligations, continued:
$   4,750,000  U.S. Treasury Notes, 7.25%, due 8/15/04(b)...........................................  $    5,220,540
    2,675,000  U.S. Treasury Bonds, 11.625%, due 11/15/04...........................................       3,750,016
    8,200,000  U.S. Treasury Bonds, 9.375%, due 2/15/06(b)..........................................      10,414,000
      415,000  U.S. Treasury Bonds, 11.25%, due 2/15/15.............................................         652,328
    4,500,000  U.S. Treasury Bonds, 7.50%, due 11/15/16(b)..........................................       5,170,775
    6,050,000  U.S. Treasury Bonds, 8.125%, due 8/15/19.............................................       7,443,382
                                                                                                      --------------
Total U.S. Treasury Obligations (cost $89,192,042)
                                                                                                          93,266,635
                                                                                                      --------------
Short-Term Holdings (0.7%):
      283,488  Dreyfus Cash Management Fund.........................................................         283,488
      600,959  Federal Farm Credit Bank Master Note FBO.............................................         600,959
                                                                                                      --------------
Total Short-Term Holdings (cost $884,447)                                                                    884,447
                                                                                                      --------------
Total Investments (100.0%) (cost $115,381,968)
                                                                                                        $119,501,692
                                                                                                      --------------
                                                                                                      --------------

  TAX-FREE INCOME FUND
Municipal Bonds (92.9%):
Alabama (0.8%):
$   2,500,000  Birmingham-Carraway, AL, Health Care Revenue Bonds, Carraway Methodist Corporation,
                5.875%, due 8/15/15.................................................................  $    2,571,200
                                                                                                      --------------
Alaska (1.5%):
    5,000,000  Alaska Housing Finance Corporation, Collateralized Housing Revenue Bonds, Series A,
                5.40%, due 12/1/13..................................................................       4,805,350
                                                                                                      --------------
Arizona (8.1%):
    2,900,000  Maricopa County, AZ, School District #14, Creighton, General Obligation Bonds,
                7.875%, due 7/1/06..................................................................       3,660,293
    3,000,000  Maricopa County, AZ, School District #48, General Obligation Bonds, 9.00%, due
                7/1/05..............................................................................       3,973,860
   10,000,000  Phoenix, AZ, General Obligation Bonds, Series A, 7.50%, due 7/1/08...................      12,361,600

See notes to financial statements.
                                      45

NORWEST ADVANTAGE FUNDS -- FIXED INCOME FUNDS                 NOVEMBER 30, 1995

-------------------------------------------------------------------------------
  SCHEDULE OF INVESTMENTS (continued)

   Face                                   Security
  Amount                                Description                                                        Value
----------                         ----------------------                                             --------------
  TAX-FREE INCOME FUND (continued)
Arizona, continued:
$   4,000,000  Phoenix, AZ, Street & Highway User Revenue Refunding Bonds, 9.25%, due 7/1/07........  $    5,556,640
                                                                                                      --------------
                                                                                                          25,552,393
                                                                                                      --------------
California (0.7%):
    2,000,000  California Health Facilities Financing Authority, Health Care Revenue Bonds, Hospital
                of the Good Samaritan, 7.00%, due 9/1/21............................................       2,129,300
                                                                                                      --------------
Colorado (12.3%):
   12,000,000  Arapahoe County, CO, Capital Improvement Transportation Highway Revenue Bonds, Series
                E-470, 0.00% (7.50% effective yield), due 8/31/11...................................       4,173,240
   10,000,000  Arapahoe County, CO, Capital Improvement Transportation Highway Revenue Bonds, Series
                E-470, 0.00% (7.75% effective yield), due 8/31/26...................................       1,069,600
    2,925,000  Colorado Housing Finance Authority, Single Family Mortgage Revenue Refunding Bonds,
                Series D-11, 8.125%, due 6/1/25.....................................................       3,377,878
    1,000,000  Colorado Housing Finance Authority, General Obligation Refunding Bonds, Series A,
                7.40%, due 5/1/11...................................................................       1,081,790
    1,000,000  Colorado Housing Finance Authority, Single Family Program, Revenue Bonds, Series B2,
                7.50%, due 12/1/16..................................................................       1,135,960
    1,575,000  Denver, CO, City & County School District #1, Certificates of Participation, Series
                B, 10.00%, due 12/1/01..............................................................       2,006,267
    5,200,000  Denver, CO, Urban Renewal Authority, Tax Increment Revenue Bonds, Series A, 9.125%,
                due 9/1/17..........................................................................       6,092,892
    6,280,000  Garfield Pitkin & Eagle Counties, CO, School District #RE1, Roaring Fork, General
                Obligation Bonds, 9.00%, due 6/15/04................................................       8,077,085
Colorado, continued:
$   2,445,000  Interstate South Metropolitan District, CO, General Obligation Refunding Bonds,
                5.75%, due 12/1/09..................................................................  $    2,410,354
    2,500,000  Interstate South Metropolitan District, CO, General Obligation Refunding Bonds,
                6.00%, due 12/1/20..................................................................       2,475,000
      950,000  Jefferson County, CO, Single Family Mortgage Revenue Refunding Bonds, Series A,
                8.875%, due 10/1/13.................................................................       1,044,202
    2,175,000  Larimer County, CO, School District #1, Poudre, General Obligation Refunding Bonds,
                8.50%, due 12/15/07.................................................................       2,866,715
    1,270,000  Logan County, CO, Single Family Mortgage Revenue Refunding Bonds, Series A, 8.50%,
                due 11/1/11.........................................................................       1,382,650
    1,520,000  Vail, CO, Single Family Mortgage Revenue Refunding Bonds, Series 1992 A, 8.125%, due
                6/1/10..............................................................................       1,661,193
                                                                                                      --------------
                                                                                                          38,854,826
                                                                                                      --------------
Florida (1.7%):
    5,000,000  Florida State Division Board, Finance Department, General Services Revenue Bonds,
                Environmental Preservation 2000 Project, Series A, AMBAC insured, 5.70%, due
                7/1/09..............................................................................       5,253,250
                                                                                                      --------------
Georgia (0.3%):
    1,000,000  Georgia State Municipal Electric Authority Power Revenue Refunding Bonds, Series Z,
                5.40% due 1/1/08....................................................................       1,010,570
                                                                                                      --------------
Hawaii (2.1%):
    5,000,000  Hawaii State General Obligation Bonds, Series CA, 8.00%, due 1/1/13..................       6,514,750
                                                                                                      --------------
Illinois (3.6%):
    5,000,000  Illinois Health Facilities Authority, Health Care Revenue Bonds, OSF Health Care
                System Project, 6.00%, due 11/15/10.................................................       5,037,100

See notes to financial statements.
                                      46

NORWEST ADVANTAGE FUNDS -- FIXED INCOME FUNDS                 NOVEMBER 30, 1995

-------------------------------------------------------------------------------
  SCHEDULE OF INVESTMENTS (continued)

   Face                                   Security
  Amount                                Description                                                        Value
----------                         ----------------------                                             --------------
  TAX-FREE INCOME FUND (continued)
Illinois, continued:
$   4,350,000  Regional Transportation Authority, IL, Sales Tax Revenue Refunding Bonds, Series D,
                FGIC insured, 7.75%, due 6/1/19.....................................................  $    5,698,413
      500,000  Whiteside County, IL, Housing Authority, Multi-Family Housing Revenue Bonds, Civic
                Plaza II-A Project, guaranteed by HUD Section 8, 6.95%, due 5/1/11..................         529,220
                                                                                                      --------------
                                                                                                          11,264,733
                                                                                                      --------------
Indiana (0.5%):
    1,285,000  Indiana State Office Building Common, Capital Complex Revenue Bonds, Series C, MBIA
                insured, 7.40%, due 7/1/15..........................................................       1,604,939
                                                                                                      --------------
Kansas (2.6%):
    3,175,000  Kansas State Department of Transportation, Highway Revenue Bonds, Series A, 7.25%,
                due 9/1/08..........................................................................       3,865,880
    3,475,000  Kansas State Department of Transportation, Highway Revenue Bonds, Series A, 7.25%,
                due 9/1/09..........................................................................       4,252,914
                                                                                                      --------------
                                                                                                           8,118,794
                                                                                                      --------------
Louisiana (1.5%):
      585,000  East Baton Rouge, LA, Mortgage Finance Authority Revenue Bonds, GNMA collateralized,
                Series 1988 C, 8.375%, due 2/1/17...................................................         627,377
    1,910,000  Louisiana Public Facilities Authority Revenue Bonds, Lutheran Social Services of the
                South Project, 7.60%, due 8/15/04...................................................       1,977,576
    5,000,000  Rapides Parish, LA, Housing & Mortgage Finance Authority, Capital Appreciation
                Residual Revenue Refunding Bonds, Series C, 0.00% (7.45% effective yield), due
                7/10/14.............................................................................       1,363,950
Louisiana, continued:
$   2,900,000  St Bernard Parish, LA, Housing Mortgage Agency, Single Family Mortgage Residual
                Revenue Bonds, Series 1992 C, 0.00%, (7.65% effective yield) due 7/10/14............  $      719,084
                                                                                                      --------------
                                                                                                           4,687,987
                                                                                                      --------------
Maryland (0.2%):
    3,000,000  Maryland State Community Development Administration, Multi-Family Housing Revenue
                Bonds, Series C, 0.00% (9.10% effective yield, due 5/15/11..........................         659,880
                                                                                                      --------------
Massachusetts (9.3%):
    5,325,000  Massachusetts Bay Transportation Authority, General Transportation System Revenue
                Refunding Bonds, Series B, 6.20%, due 3/1/16........................................       5,862,612
    9,800,000  Massachusetts Municipal Wholesale Electric Company Power Supply System Revenue Bonds,
                MBIA insured, 6.50%, due 7/1/05.....................................................      11,074,196
    3,000,000  Massachusetts State College Building Authority, Educational Facilities Revenue
                Refunding Bonds, Series A, State guaranteed 7.50%, due 5/1/05.......................       3,588,990
    2,500,000  Massachusetts State College Building Authority, Educational Facilities Revenue
                Refunding Bonds, Series A, State guaranteed 7.50%, due 5/1/14.......................       3,117,825
    5,000,000  Massachusetts State General Obligation Bonds, Series D, FGIC insured, 5.125%, due
                11/1/11.............................................................................       4,914,400
      775,000  New Bedford, MA, Industrial Development Revenue Bonds, Aerovox Incoporated Project,
                7.42%, due 7/1/02...................................................................         802,621
                                                                                                      --------------
                                                                                                          29,360,644
                                                                                                      --------------
Michigan (3.9%):
    1,500,000  Dickinson County, MI, Memorial Hospital System Revenue Bonds, 8.125%, due 11/1/24....       1,598,865

See notes to financial statements.
                                      47

NORWEST ADVANTAGE FUNDS -- FIXED INCOME FUNDS                 NOVEMBER 30, 1995

-------------------------------------------------------------------------------
  SCHEDULE OF INVESTMENTS (continued)

   Face                                   Security
  Amount                                Description                                                        Value
----------                         ----------------------                                             --------------
  TAX-FREE INCOME FUND (continued)
Michigan, continued:
$   2,840,000  Grand Ledge MI, Public School District Revenue Refunding Bonds, MBIA insured, 5.35%,
                due 5/1/10..........................................................................  $    2,872,632
    3,230,000  Grandville MI, Public School District Revenue Refunding Bonds, FGIC insured, 8.40%,
                due 5/1/08..........................................................................       4,237,792
    2,760,000  Wayland, MI, Unified School District, General Obligation Bonds, FGIC insured, 8.00%,
                due 5/1/10..........................................................................       3,558,440
                                                                                                      --------------
                                                                                                          12,267,729
                                                                                                      --------------
Minnesota (1.4%):
    1,000,000  Bemidji, MN, Hospital Facilities Revenue Bonds, North Country Health Services
                Project, Series 1991 A, 7.00%, due 9/1/11...........................................       1,100,660
    1,000,000  Minneapolis, MN, Hospital Revenue Bonds, Children's Medical Center, Series C, 7.00%,
                due 12/1/20.........................................................................       1,144,760
    2,000,000  Minnesota State Housing Finance Agency, Housing Development Revenue Bonds, Series A,
                6.85%, due 2/1/07...................................................................       2,151,020
                                                                                                      --------------
                                                                                                           4,396,440
                                                                                                      --------------
Mississippi (0.9%):
    2,000,000  Mississippi Home Corporation, Residual Revenue Capital Appreciation Bonds, Series
                1992 II, 0.00% (7.375% effective yield), due 4/15/12................................         613,940
    2,260,000  Mississippi Hospital Equipment & Facilities Authority, Health Care Revenue Bonds,
                MBIA insured, 6.00%, due 5/1/13.....................................................       2,355,734
                                                                                                      --------------
                                                                                                           2,969,674
                                                                                                      --------------
Missouri (0.9%):
    2,000,000  Ritenour, MO, Consolidated School District, General Obligation Bonds, Series A, FGIC
                insured, 9.50%, due 2/1/08..........................................................       2,820,780
                                                                                                      --------------
New Hampshire (0.8%):
$   2,480,000  New Hampshire Higher Education and Health Facilities Revenue Bonds, New London
                Hospital Project, Series 92, 6.00%, due 7/1/07, 7.00%, due 6/1/00...................  $    2,571,661
                                                                                                      --------------
New Jersey (1.4%):
    3,500,000  New Jersey State, General Obligation Revenue Refunding Bonds, Series D, 8.00%, due
                2/15/07.............................................................................       4,460,015
                                                                                                      --------------
New Mexico (1.9%):
      555,000  Las Cruces, NM, South Central Solid Waste Authority, Environmental Revenue Bonds,
                5.55% due 6/1/08....................................................................         561,371
      585,000  Las Cruces, NM, South Central Solid Waste Authority, Environmental Revenue Bonds,
                5.65%, due 6/1/09...................................................................         592,201
      470,000  Las Cruces, NM, South Central Solid Waste Authority, Environmental Revenue Bonds,
                5.75%, due 6/1/10...................................................................         477,910
    1,455,000  Las Cruces, NM, South Central Solid Waste Authority, Environmental Revenue Bonds,
                6.00% due 6/1/16....................................................................       1,465,985
    2,855,000  Santa Fe, NM, Gross Receipts Tax Revenue Bonds, Series A, AMBAC insured, 5.30%, due
                6/1/10..............................................................................       2,868,761
                                                                                                      --------------
                                                                                                           5,966,228
                                                                                                      --------------
New York (4.9%):
    1,500,000  New York State Housing Finance Agency, Health Facilities Revenue Bonds, New York City
                Series A, 8.00%, due 11/1/08........................................................       1,701,015
    5,000,000  New York State Thruway Authority, Service Contract Revenue Bonds, Local Highway and
                Bridge Project, 6.00%, due 4/1/03...................................................       5,240,950
    1,500,000  New York State Thruway Authority, Service Contract Revenue Bonds, Local Highway and
                Bridge Project, 5.30%, due 4/1/07...................................................       1,549,635

See notes to financial statements.
                                      48

NORWEST ADVANTAGE FUNDS -- FIXED INCOME FUNDS                 NOVEMBER 30, 1995

-------------------------------------------------------------------------------
  SCHEDULE OF INVESTMENTS (continued)

   Face                                   Security
  Amount                                Description                                                        Value
----------                         ----------------------                                             --------------
  TAX-FREE INCOME FUND (continued)
New York, continued:
$   2,530,000  New York, NY, General Obligation Bonds, Series B, 7.30%, due 8/15/10.................  $    2,845,086

    1,500,000  New York, NY, General Obligation Bonds, Series B, 7.375%, due 8/15/13................       1,700,055

    2,250,000  New York, NY, General Obligation, Series A, AMBAC Insured, 7.0%, due 8/1/04..........       2,601,810
                                                                                                      --------------

                                                                                                          15,638,551
                                                                                                      --------------

North Carolina (1.0%):

    3,000,000  North Carolina Eastern Municipal Power Revenue Refunding Bonds, Series B, 7.00%, due
                1/1/08..............................................................................       3,376,320
                                                                                                      --------------
North Dakota (1.7%):
    1,315,000  Fargo, ND, Sales Tax Revenue Refunding Bonds, AMBAC insured, 5.10%, due 1/1/06.......       1,336,382

    3,590,000  Ward County, ND, Health Care Facilities Revenue Bonds, St. Joseph Hospital
                Corporation Project, 8.875%, due 11/15/14...........................................       4,049,053
                                                                                                      --------------

                                                                                                           5,385,435
                                                                                                      --------------
Ohio (0.5%):

    1,385,000  Ohio State Water Development Authority Refunding Revenue Bonds, Improvement in Pure
                Water Project, AMBAC insured, 5.70%, due 12/1/08....................................       1,463,433
                                                                                                      --------------

Oregon (1.3%):

    2,100,000  Deschutes Valley Water District, OR, Hydroelectric Facilities Revenue Refunding
                Bonds, 5.875%, due 9/1/05...........................................................       2,109,828

    1,000,000  Lane County, OR, Area Education District, General Obligation Bonds, Lane Community
                College Project, 5.30%, due 6/1/07..................................................       1,039,760
Oregon, continued:
$   1,000,000  Lane County, OR, Area Education District, General Obligation Bonds, Lane Community
                College Project, 5.00%, due 6/1/09..................................................  $      995,630
                                                                                                      --------------
                                                                                                           4,145,218
                                                                                                      --------------
Pennsylvania (2.3%):
    6,715,000  Montgomery County, PA, Industrial Development Authority, Resource Recovery Revenue
                Refunding Bonds, Banque Paribas LOC, 7.50%, due 1/1/12..............................       7,337,548
                                                                                                      --------------
Puerto Rico (1.8%):
    3,000,000  Commonwealth of Puerto Rico, General Obligation Bonds, MBIA insured, 6.25%, due
                7/1/09..............................................................................       3,371,160
    2,000,000  Commonwealth of Puerto Rico, General Obligation Bonds, MBIA insured, 6.25%, due
                7/1/11..............................................................................       2,248,600
                                                                                                      --------------
                                                                                                           5,619,760
                                                                                                      --------------
South Carolina (0.7%):
    2,000,000  York County, SC, Water & Sewer Revenue Bonds, 6.625%, due 12/1/19....................       2,067,920
                                                                                                      --------------
South Dakota (1.2%):
    3,500,000  South Dakota State Health & Education, Hospital Facilities Revenue Bonds, Huron
                Regional Medical Center, 7.30%, due 4/1/16..........................................       3,796,380
                                                                                                      --------------
Texas (10.0%):
      775,000  Baytown, TX, Housing Finance Corporation, Single Family Housing Revenue Refunding
                Bonds, Series 1992 A, 8.50%, due 9/1/11.............................................         864,908
    3,070,000  Beaumont, TX, Housing Finance Corporation Revenue Refunding Bonds, 9.20%, due
                3/1/12..............................................................................       3,422,865
      360,000  Corpus Christi, TX, Housing Finance Corporation Revenue Bonds, Series A, MBIA
                insured, 7.70%, due 7/1/11..........................................................         391,032
    1,540,000  Crowley, TX, Independent School District, General Obligation Bonds, 5.625%, due
                8/1/23..............................................................................       1,568,952

See notes to financial statements.
                                      49

NORWEST ADVANTAGE FUNDS -- FIXED INCOME FUNDS                 NOVEMBER 30, 1995

-------------------------------------------------------------------------------
  SCHEDULE OF INVESTMENTS (continued)

   Face                                   Security
  Amount                                Description                                                        Value
----------                         ----------------------                                             --------------
  TAX-FREE INCOME FUND (continued)
Texas, continued:
$   4,900,000  Dallas, TX, General Obligation Bonds, 4.50%, due 2/15/14.............................  $    4,421,466

    2,395,000  Desoto, TX, Housing Fianance Corporation, Multi-Family Housing Revenue Bonds, 7.00%,
                due 2/1/25..........................................................................       2,523,779
      345,000  El Paso, TX, Housing Finance Corporation, Single Family Mortgage Revenue Bonds,
                Series A, 8.75%, due 10/1/11........................................................         384,068

      520,000  Galveston County, TX, Property Finance Authority, Incorporated, Single Family
                Mortgage Revenue Bonds, Series A 8.50%, due 9/1/11..................................         576,306

    1,330,000  Grand Prairie, TX, Housing Finance Corporation, Multi-Family Mortgage Revenue Bonds,
                6.875%, due 2/1/25..................................................................       1,388,347

    1,000,000  Harris County, TX, Health Facilities Development Corporation, Hospital Revenue Bonds,
                Memorial Hospital System Project, Series A, 5.90%, due 6/1/02.......................       1,039,770

    1,000,000  Irving, TX, Hospital Authority, Health Care Revenue Bonds, Irving Healthcare System,
                Series B, CGIC insured, 5.60%, due 7/1/07...........................................       1,033,050

    3,645,000  Irving, TX, Hospital Authority, Health Care Revenue Bonds, Irving Healthcare System,
                Series B, CGIC insured, 5.75%, due 7/1/05...........................................       3,859,545

      315,000  Port Arthur, TX, Housing Finance Corporation, Single Family Mortgage Revenue Bonds,
                8.70%, due 3/1/12...................................................................         349,470

    1,380,000  Tarrant County, TX, Health Facilities Development Corporation, Hospital Revenue
                Refunding Bonds, Fort Worth Osteopathic, 7.00%, due 5/15/28.........................       1,415,398
Texas, continued:
$   2,200,000  Texas State Department of Housing and Community Affairs, Single Family Mortgage
                Revenue Bonds, 8.10%, due 9/1/15....................................................  $    2,474,120
    5,540,000  Washington County, TX, Health Facilities Development Corporation Revenue Bonds,
                Lutheran Social Services of the South Project, Series 1994, 7.50%, due 8/15/15......       5,695,008
                                                                                                      --------------
                                                                                                          31,408,084
                                                                                                      --------------
Virginia (2.0%):
    1,510,000  Hanover County, VA, Industrial Development Authority, Hospital Revenue Bonds,
                Memorial Regional Medical Center Project, 6.50%, due 8/15/09........................       1,710,921
    1,300,000  Hanover County, VA, Industrial Development Authority, Hospital Revenue Bonds,
                Memorial Regional Medical Center Project, 6.50%, due 8/15/10........................       1,474,278
    2,000,000  Virginia State Housing Development Authority, Commonwealth Single Family Mortgage
                Revenue Bonds, Series H, 6.85%, due 1/1/05..........................................       2,132,740
    1,000,000  Virginia State Housing Development Authority, Commonwealth Single Family Mortgage
                Revenue Bonds, Series B, 6.50%, due 1/1/10..........................................       1,066,430
                                                                                                      --------------
                                                                                                           6,384,369
                                                                                                      --------------
Washington (9.1%):
    2,095,000  Island County, WA, School District #206, General Obligation Bonds, South Whidbey,
                AMBAC insured, 6.75%, due 12/1/07...................................................       2,436,317
    3,920,000  King & Snohomish Counties, WA, School District No. 417, General Obligation Bonds,
                Northshore, FGIC insured, 5.60%, due 12/1/11........................................       4,060,846

See notes to financial statements.
                                      50

NORWEST ADVANTAGE FUNDS -- FIXED INCOME FUNDS                 NOVEMBER 30, 1995

-------------------------------------------------------------------------------
  SCHEDULE OF INVESTMENTS (continued)

   Face                                   Security
  Amount                                Description                                                        Value
----------                         ----------------------                                             --------------

  TAX-FREE INCOME FUND (continued)
Washington, continued:
$   2,000,000  King & Snohomish Counties, WA, School District No. 417, General Obligation Bonds,
                Northshore, FGIC insured, 6.75%, due 6/1/06.........................................  $    2,312,520
    1,000,000  King County, WA, Housing Authority Revenue Refunding Bonds, Series A, 6.70%, due
                3/1/15..............................................................................       1,044,070

    1,000,000  King County, WA, Housing Authority Revenue Refunding Bonds, Series A, 6.80%, due
                3/1/26..............................................................................       1,064,650

    4,340,000  Tacoma, WA, Sewer Revenue Refunding Bonds, Series B, 8.00%, due 12/1/07..............       5,524,906

    2,615,000  Washington State General Obligation Bonds, Series DD-14 B, 5.00%, due 9/1/13.........       2,520,886
      500,000  Washington State Housing Finance Commission, Non-Profit Housing Revenue Bonds, Tacoma
                Lutheran Home & Retirement, 7.50%, due 1/1/11.......................................         535,365
    1,200,000  Washington State Housing Finance Commission, Non-Profit Housing Revenue Bonds, Judson
                Park Project, Series A, 7.00%, due 1/1/25...........................................       1,258,692
    1,880,000  Washington State Public Power Supply System, Power Revenue Bonds, Nuclear Project #1,
                Series B, 5.60%, due 7/1/07.........................................................       1,930,234
    2,535,000  Washington Suburban Sanitation District, General Construction Revenue Bonds, 5.25%,
                due 6/1/17..........................................................................       2,504,427
    3,000,000  Yakima County, WA, School District #007, General Obligation Refunding Bonds, MBIA
                insured, 6.75%, due 12/1/06.........................................................       3,485,760
                                                                                                      --------------
                                                                                                          28,678,673
                                                                                                      --------------
Total Municipals (cost $281,989,504)                                                                     293,142,834
                                                                                                      --------------
Short-Term Holdings (7.1%):
$   9,541,500  Fidelity Tax Exempt Money Market Fund................................................  $    9,541,500
   12,924,450  Federated Tax Free Obligations Money Market Fund.....................................      12,924,450
                                                                                                      --------------
Total Short-Term Holdings (cost $22,465,950)                                                              22,465,950
                                                                                                      --------------
Total Investments (100.0%) (cost $304,455,454)
                                                                                                        $315,608,784
                                                                                                      --------------
                                                                                                      --------------
  COLORADO TAX-FREE FUND
Municipal Bonds (98.7%):
Education Facilities Revenue (0.9%):
$     500,000  Auraria, CO, Higher Education Center, Parking Facilities Revenue Refunding Bonds, FSA
                insured, 5.30%, due 4/1/12..........................................................  $      501,130
                                                                                                      --------------
General Obligations -- Political Subdivisions (8.2%):
    1,000,000  Arapahoe County, CO, General Obligation Bonds, Arapahoe Water & Sanitation District,
                Series A, First Bank System LOC, 6.00%, due 12/1/10.................................       1,040,820
    1,000,000  Highlands Ranch Metropolitan District #4, CO, General Obligation Bonds, Swiss Bank,
                NY LOC, 5.80%, due 12/1/07..........................................................       1,067,250
    2,670,000  Interstate South Metropolitan District, CO, Unlimited Tax General Obligation
                Refunding Bonds, Colorado National Bank of Denver LOC, 6.00%, due 12/1/20...........       2,643,300
                                                                                                      --------------
                                                                                                           4,751,370
                                                                                                      --------------
General Obligations -- School Districts (29.7%):
    1,700,000  Adams County, CO, School District #12, Unlimited Tax General Obligation Bonds, Series
                A, MBIA insured, 0.00%, due 12/15/10................................................         771,715
    1,000,000  Arapahoe County, CO, School District #6, Littleton, Unlimited Tax General Obligation
                Bonds, Series A, 5.50%, due 12/1/06.................................................       1,056,230

See notes to financial statements.
                                      51

NORWEST ADVANTAGE FUNDS -- FIXED INCOME FUNDS                 NOVEMBER 30, 1995

-------------------------------------------------------------------------------
  SCHEDULE OF INVESTMENTS (continued)

   Face                                   Security
  Amount                                Description                                                        Value
----------                         ----------------------                                             --------------
  COLORADO TAX-FREE FUND (continued)
General Obligations -- School Districts, continued:
$   1,225,000  Arapahoe County, CO, School District #6, Littleton, Unlimited Tax General Obligation
                Bonds, Series A, 5.30%, due 12/1/12.................................................  $    1,226,715
      500,000  Denver, CO, City & County School District #1, General Obligation Bonds, Series A,
                6.50%, due 6/1/10...................................................................         568,645
    1,000,000  Douglas County, CO, School District #RE 1, General Obligation Bonds, Douglas & Elbert
                Counties, Series B, MBIA insured, 6.15%, due 12/15/08...............................       1,091,870
      500,000  El Paso County, CO, School District #20, General Obligation Refunding Bonds, Series
                1993 B, 8.25%, due 12/15/04.........................................................         602,460
    1,000,000  El Paso County, CO, School District #12, Cheyenne Mountain, Unlimited Tax General
                Obligation Bonds, 5.65%, due 9/15/15................................................       1,018,350
    1,000,000  El Paso County, CO, School District #12, Cheyenne Mountain, Unlimited Tax General
                Obligation Bonds, AMBAC insured, 5.65%, due 9/15/15.................................       1,015,310
      500,000  La Plata County, CO, School District #9, Durango, General Obligation Bonds, FGIC
                insured, 6.40%, due 11/1/07.........................................................         548,195
    3,485,000  Larimer County, CO, School District #1, Poudre, General Obligation Refunding Bonds,
                8.50%, due 12/15/08.................................................................       4,619,332
      500,000  Larimer, Weld & Boulder Counties, CO, School District #R-2J, Thompson, General
                Obligation Bonds, 5.70%, due 12/15/04...............................................         535,145
      400,000  Pueblo County, CO, School District #70, General Obligation Bonds, AMBAC insured,
                6.00%, due 12/1/05..................................................................         439,200
General Obligations -- School Districts, continued:
$     500,000  Pueblo County, CO, School District #70, General Obligation Bonds, AMBAC insured,
                6.10%, due 12/1/06..................................................................  $      550,325
    1,000,000  Pueblo County, CO, School District #70, General Obligation Bonds, AMBAC insured,
                6.30%, due 12/1/09..................................................................       1,092,860
      800,000  San Miguel County, CO, School District #R-1, General Obligation Bonds, 7.00%, due
                12/1/12.............................................................................         927,328
      900,000  Summit County, CO, School District #RE 1, General Obligation Bonds, FGIC insured,
                6.50%, due 12/1/03..................................................................       1,015,011
                                                                                                      --------------
                                                                                                          17,078,691
                                                                                                      --------------
General Obligations -- States, Territories (3.7%):
    1,000,000  Commonwealth of Puerto Rico, General Obligation Bonds, MBIA insured, 6.25%, due
                7/1/08..............................................................................       1,127,160
    1,000,000  Puerto Rico Public Buildings Authority, General Obligation Bonds, Government
                Facilities, Series A, AMBAC insured, 5.50%, due 7/1/21..............................         999,260
                                                                                                      --------------
                                                                                                           2,126,420
                                                                                                      --------------
Health Care Revenue (3.8%):
      750,000  Boulder County, CO, Hospital Revenue Bonds, Loungmount United Hospital Project,
                5.20%, due 12/1/03..................................................................         739,403
      700,000  Colorado Health Facilities Authority Revenue Refunding Bonds, Rocky Mountain
                Adventist Hospital, 6.625%, due 2/1/13..............................................         716,562
      725,000  Logan County, CO, Health Care Facilities Revenue Refunding Bonds, Western Health
                Network, Incorporated, MBIA insured, 5.75%, due 1/1/08..............................         763,468
                                                                                                      --------------
                                                                                                           2,219,433
                                                                                                      --------------

See notes to financial statements.
                                      52

NORWEST ADVANTAGE FUNDS -- FIXED INCOME FUNDS                 NOVEMBER 30, 1995

-------------------------------------------------------------------------------
  SCHEDULE OF INVESTMENTS (continued)

   Face                                   Security
  Amount                                Description                                                        Value
----------                         ----------------------                                             --------------
  COLORADO TAX-FREE FUND (continued)
Housing Revenue (18.1%):

$     300,000  Aurora, CO, Housing Authority Finance Corporation, Multi-Family Mortgage Revenue
                Refunding Bonds, Mountainview Place, FHA insured, 7.125%, due 9/1/22................  $      315,972

      500,000  Colorado Housing Finance Authority, Single Family Housing Revenue Bonds, Series B-2,
                7.50%, due 12/1/16..................................................................         567,980

    1,750,000  Colorado Housing Finance Authority, Single Family Housing Revenue Bonds, Series C-2,
                7.45%, due 6/1/17...................................................................       1,966,545

    1,650,000  Colorado Housing Finance Authority, Single Family Housing Revenue Bonds, Series D-2,
                7.10%, due 6/1/14...................................................................       1,827,507

      280,000  Colorado Housing Finance Authority, Single Family Housing Revenue Refunding Bonds,
                Series D-1, Remarketed 7/15/94, 6.25%, due 12/1/01..................................         292,648

    2,195,000  Colorado Housing Finance Authority, Single Family Housing Revenue Refunding Bonds,
                Series D-1, Remarketed 7/15/94, 8.00%, due 12/1/24..................................       2,505,944

      280,000  Colorado Housing Finance Authority, Single Family Housing Revenue Refunding Bonds,
                Series D-II, Remarketed 11/15/94, 6.375%, due 12/1/01...............................         292,673

    1,000,000  Fremont County, CO, Single Family Mortgage Revenue Bonds, Series 1979 A, escrowed to
                maturity, 8.50%, due 10/1/10........................................................       1,314,760

    2,000,000  Mesa County, CO, Single Family Mortgage Revenue Refunding Bonds, 0.00%, due
                12/1/11.............................................................................         839,360
Housing Revenue, continued:
$     500,000  San Miguel County, CO, Housing Authority, Multi-Family Housing Revenue Bonds,
                Telluride Village Apartments Project, Series 1993, 6.30%, due 7/1/13................  $      499,965
                                                                                                      --------------
                                                                                                          10,423,354
                                                                                                      --------------
Industrial Development Revenue (3.6%):
      830,000  Boulder County, CO, Industrial Development Revenue Refunding Bonds, Refining &
                Improvements-National Center for the Atmosphere, 7.00%, due 12/1/13.................         901,347

      250,000  Summit County, CO, Sports Facilities Revenue Refunding Bonds, Keystone Resorts
                Management Project, guaranteed by Ralston Purina Corporation, 7.125%, due 9/1/02....         272,392

      250,000  Summit County, CO, Sports Facilities Revenue Refunding Bonds, Keystone Resorts
                Management Project, guaranteed by Ralston Purina Corporation, 7.75%, due 9/1/06.....         287,700
      500,000  Summit County, CO, Sports Facilities Revenue Refunding Bonds, Keystone Resorts
                Management Project, guaranteed by Ralston Purina Corporation, 7.375%, due 9/1/10....         582,740
                                                                                                      --------------
                                                                                                           2,044,179
                                                                                                      --------------
Other Revenue (4.7%):
      290,000  Black Hawk, CO, Device Tax Revenue Bonds, 6.40%, due 12/1/07.........................         293,909
    2,000,000  Jefferson County, CO, Certificate of Participation, MBIA insured, 5.25%, due
                12/1/10.............................................................................       2,015,060
      360,000  Pueblo, CO, Certificate of Participation, Public Parking-Lease, Purchase & Sublease,
                6.90%, due 7/1/15...................................................................         367,657
                                                                                                      --------------
                                                                                                           2,676,626
                                                                                                      --------------

See notes to financial statements.
                                      53

NORWEST ADVANTAGE FUNDS -- FIXED INCOME FUNDS                 NOVEMBER 30, 1995

-------------------------------------------------------------------------------
  SCHEDULE OF INVESTMENTS (continued)

   Face                                   Security
  Amount                                Description                                                        Value
----------                         ----------------------                                             --------------
  COLORADO TAX-FREE FUND (continued)
Sales Tax Revenue (5.1%):

$     500,000  City of Fort Collins, CO, Sales & Use Tax Revenue Refunding Bonds, FGIC insured,
                5.375%, due 12/1/09.................................................................  $      511,955

    1,000,000  Regional Transportation District, CO, Sales Tax Revenue Refunding Bonds, FGIC
                insured, 7.25%, due 11/1/00.........................................................       1,133,050

    1,300,000  Thornton, CO, Sales & Use Tax Revenue Bonds, Series B, FGIC insured, 5.35%, due
                9/1/12..............................................................................       1,306,851
                                                                                                      --------------

                                                                                                           2,951,856
                                                                                                      --------------
Transportation Revenue (11.8%):

    5,000,000  Arapahoe County, CO, Capital Improvements & Transportation, Highway Revenue Bonds,
                Series E-470, Remarketed 8/31/95, 0.00%, due 8/31/11................................       1,738,850

    1,490,000  Arapahoe County, CO, Capital Improvements & Transportation, Highway Revenue Bonds,
                Series E-470, MBIA insured, Remarketed 8/31/95, 6.15%, due 8/31/26..................       1,586,925

    1,445,000  Denver, CO, City & County Airport Revenue Bonds, Series A, MBIA insured, 5.60%, due
                11/15/20............................................................................       1,446,835

    2,000,000  Denver, CO, City & County Airport Revenue Bonds, Series A, MBIA insured, 5.70%, due
                11/15/25............................................................................       2,011,140
                                                                                                      --------------

                                                                                                           6,783,750
                                                                                                      --------------

Utilities Revenue (9.1%):

    2,000,000  Colorado Springs, CO, Utilities Revenue Bonds, 6.10%, due 11/15/24...................       2,101,180
      500,000  Colorado Water Reserve & Power Development Authority, Clean Water Revenue Bonds,
                Series A, 5.60%, due 9/1/04.........................................................         532,135
Utilities Revenue, continued:
$     500,000  South Adams County, CO, Water and Sanitation District Utilities Revenue Refunding
                Bonds, 5.625% due 12/1/10...........................................................  $      504,950
      500,000  Squaw Creek Metropolitan District, CO, Utilities Revenue Refunding Bonds, Eagle
                County, Berlinger Handels, NY LOC, 5.25%, due 12/1/13...............................         504,720
    1,000,000  Upper Eagle Regional Water Authority, CO, Water Revenue Bonds, Water Refining &
                Improvement, Eagle County, 6.375%, due 12/1/10......................................       1,057,060
      500,000  Upper Eagle Regional Water Authority, CO, Water Revenue Refunding Bonds, Eagle
                County, Series 1994, 6.00%, due 12/1/03.............................................         522,255
                                                                                                      --------------
                                                                                                           5,222,300
                                                                                                      --------------
Total Municipal Bonds (cost $54,447,840)                                                                  56,779,109
                                                                                                      --------------
Short-Term Holdings (1.3%):
      762,216  Federated Tax Free Obligations Money Market Fund (cost $762,216)                              762,216
                                                                                                      --------------
Total Investments (100.0%) (cost $55,210,056)
                                                                                                        $ 57,541,325
                                                                                                      --------------
                                                                                                      --------------

  MINNESOTA TAX-FREE FUND
Municipal Bonds (96.8%):
Education Facilities Revenue (2.5%):
$     500,000  Minnesota Higher Education Facilities Authority Revenue Bonds, College of St.
                Benedict, 3 W, 6.00%, due 3/1/07....................................................  $      524,125
      250,000  Minnesota Higher Education Facilities Authority Revenue Bonds, Macalester College,
                Series 4-C, 5.55%, due 3/1/16.......................................................         250,605
                                                                                                      --------------
                                                                                                             774,730
                                                                                                      --------------
General Obligations -- Political Subdivisions (12.9%):
      765,000  Bayport, MN, General Obligation Refunding Bonds, 5.75%, due 12/1/16..................         774,861

See notes to financial statements.
                                      54

NORWEST ADVANTAGE FUNDS -- FIXED INCOME FUNDS                 NOVEMBER 30, 1995

-------------------------------------------------------------------------------
  SCHEDULE OF INVESTMENTS (continued)

   Face                                   Security
  Amount                                Description                                                        Value
----------                         ----------------------                                             --------------
  MINNESOTA TAX-FREE FUND (continued)
General Obligations -- Political Subdivisions, continued:
$     210,000  Bloomington, MN, Tax Increment General Obligation Bonds, 9.75%, due 2/1/07...........  $      290,336

    1,215,000  Metropolitan Council, MN, Minneapolis-St. Paul Metropolitan Area, Unlimited Tax
                General Obligation Bonds, Series A, 5.10%, due 1/1/11...............................       1,208,002

      500,000  Minneapolis, MN, Unlimited Tax General Obligation Refunding Bonds, Series A, 5.15%,
                due 12/1/09.........................................................................         504,475

    1,000,000  Minneapolis, MN, Unlimited Tax General Obligation Refunding Bonds, Series B, 5.20%,
                due 3/1/13..........................................................................       1,001,050

      245,000  Waconia, MN, Unlimited Tax General Obligation Water Revenue Bonds, 6.00%, due
                6/1/07..............................................................................         256,429
                                                                                                      --------------

                                                                                                           4,035,153
                                                                                                      --------------

General Obligations -- States, Territories (4.4%):

    1,000,000  State of Minnesota, Unlimited Tax General Obligation Bonds, 5.40%, due 8/1/13........       1,012,760

      375,000  State of Minnesota, Unlimited Tax General Obligation Bonds, 5.25%, due 8/1/15........         375,113
                                                                                                      --------------

                                                                                                           1,387,873
                                                                                                      --------------

General Obligations -- School Districts (26.4%):
    1,100,000  Anoka-Hennepin, MN, Independent School District #11, Unlimited Tax General Obligation
                Bonds, Series B, 5.50%, due 2/1/12..................................................       1,118,524

      500,000  Chaska, MN, Independent School District #112, General Obligation Bonds, Series B,
                6.00%, due 2/1/13...................................................................         528,610

      515,000  Faribault, MN, Independent School District #656, General Obligation Bonds, 6.10%, due
                6/1/09..............................................................................         549,623
General Obligations -- School Districts, continued:
$   1,000,000  Minneapolis, MN, Special School District #1, Unlimited Tax General Obligation Bonds,
                FGIC insured, 5.375%, due 2/1/12....................................................  $    1,007,150
      940,000  Minneapolis, MN, Special School District #1, Unlimited Tax General Obligation Bonds,
                FGIC insured, 5.375%, due 2/1/14....................................................         944,860
      810,000  Richfield, MN, Independent School District #280, General Obligation Bonds, FGIC
                insured, 5.20%, due 2/1/07..........................................................         823,973
      840,000  Spring Lake Park, MN, Independent School District #16, Unlimited Tax General
                Obligation Bonds, MBIA insured, 5.25%, due 2/1/11...................................         831,314
    1,000,000  St. Anthony, MN, Independent School District #282, Unlimited Tax General Obligation
                Bonds, Series B, 5.70%, due 2/1/16..................................................       1,024,660
      720,000  St. Francis, MN, Independent School District #15, General Obligation Refunding Bonds,
                Series D, FGIC insured, 5.80%, due 4/1/09...........................................         752,033
    1,285,000  West St. Paul, MN, Independent School District #197, General Obligation Bonds,
                Capital Appreciation-School Building Project, MBIA insured, 0.00%, due 2/1/08.......         676,617
                                                                                                      --------------
                                                                                                           8,257,364
                                                                                                      --------------
Health Care Revenue (21.9%):
      200,000  Bemidji, MN, Hospital Facilities, First Mortgage Revenue Bonds, North Country Health
                Services Project, Series 1991 A, 7.00%, due 9/1/11..................................         220,132
    1,000,000  Brainerd, MN, Health Care Facilities Revenue Bonds, Benedictine Health-St. Joseph's
                Health Center, Series 1993 E, Connie Lee insured, 6.00%, due 2/15/20................       1,034,550

See notes to financial statements.
                                      55

NORWEST ADVANTAGE FUNDS -- FIXED INCOME FUNDS                 NOVEMBER 30, 1995

-------------------------------------------------------------------------------
  SCHEDULE OF INVESTMENTS (continued)

   Face                                   Security
  Amount                                Description                                                        Value
----------                         ----------------------                                             --------------
  MINNESOTA TAX-FREE FUND (continued)
Health Care Revenue, continued:
$     500,000  Duluth, MN, Economic Development Authority, Health Care Facilities Revenue Bonds,
                Benedictine Health System-St. Mary's Medical Center, Series 1993 C, Connie Lee
                insured, 6.00%, due 2/15/12.........................................................  $      524,265
      500,000  Duluth, MN, Economic Development Authority, Hospital Facilities Revenue Bonds, St.
                Luke's Hospital of Duluth, Series B, Connie Lee insured, 6.40%, due 5/1/18..........         530,490
      200,000  Edina, MN, Health Care Facilities, Nursing Home Revenue Bonds, Volunteers of America
                Care Project, 7.75%, due 3/1/15.....................................................         205,408
    1,000,000  Mankato, MN, Hospital Facilities First Mortgage Revenue Bonds, Immanuel-St. Joseph's
                Hospital Project, Series A, 6.30%, due 8/1/22.......................................       1,030,850
      500,000  Minneapolis & St. Paul, MN, Housing & Redevelopment Authority, Health Care Revenue
                Bonds, Group Health Plan, Incorporated Project, 6.75%, due 12/1/13..................         536,570
      600,000  Minneapolis & St. Paul, MN, Housing & Redevelopment Authority Health Care System,
                Health Care Revenue Refunding Bonds, Health One Obligated Group Project, Series A,
                MBIA insured, 7.40%, due 8/15/11....................................................         673,908
      500,000  Minneapolis, MN, Health Care Facilities Revenue Bonds, Ebenezer Social Project,
                Series A, 7.20%, due 7/1/23.........................................................         511,755
      200,000  Minneapolis, MN, Health Care Facilities Revenue Bonds, Fairview Hospital and Health
                Care Project, Series A, MBIA insured, 5.25%, due 11/15/19...........................         194,288
Health Care Revenue, continued:
$     115,000  Red Wing, MN, Health Care Facilities Revenue Refunding Bonds, River Region Obligated
                Group, Series 1993 B, 6.35%, due 9/1/07.............................................  $      121,402
      250,000  Rochester, MN, Health Care Revenue Bonds, Mayo Medical Center, 8.30%, due 11/15/07...         286,917
    1,000,000  St. Cloud, MN, Hospital Facilities Revenue Refunding Bonds, St. Cloud Hospital
                Project, Series C, AMBAC insured, 5.30%, due 10/1/20................................         971,030
                                                                                                      --------------
                                                                                                           6,841,565
                                                                                                      --------------
Housing Revenue (15.9%):
      550,000  Minnesota State Housing Finance Agency, Housing Development Revenue Bonds, Series A,
                6.85%, due 2/1/07...................................................................         591,530
      640,000  Minnesota State Housing Finance Agency, Housing Development Revenue Bonds, 6.25%, due
                2/1/20..............................................................................         649,792
      205,000  Minnesota State Housing Finance Agency, Housing Development Revenue Bonds, 7.125%,
                due 2/1/20..........................................................................         208,110
      750,000  Minnesota State Housing Finance Agency, Multi-Family Housing Revenue Bonds, 6.375%,
                due 2/1/20..........................................................................         763,260
    1,000,000  Minnesota State Housing Finance Agency, Rental Housing Revenue Bonds, Series D, MBIA
                insured, 5.90%, due 8/1/15..........................................................       1,008,040
    1,000,000  Minnesota State Housing Finance Agency, Single Family Mortgage Revenue Bonds,
                Remarketed 8/12/92, 6.25%, due 1/1/15...............................................       1,032,080
      675,000  St. Paul, MN, Housing & Redevelopment Authority, Single Family Mortgage Revenue
                Refunding Bonds, FNMA Mortgage Backed Securities Project, 6.25%, due 9/1/14.........         698,078
                                                                                                      --------------
                                                                                                           4,950,890
                                                                                                      --------------

See notes to financial statements.
                                      56

NORWEST ADVANTAGE FUNDS -- FIXED INCOME FUNDS                 NOVEMBER 30, 1995

-------------------------------------------------------------------------------
  SCHEDULE OF INVESTMENTS (continued)

   Face                                   Security
  Amount                                Description                                                        Value
----------                         ----------------------                                             --------------
 MINNESOTA TAX-FREE FUND (continued)
Other Revenue (0.8%):
$     250,000  Duluth, MN, Gross Revenue Bonds, Spirit Mountain Recreation Area, Series 1992, 6.40%,
                due 2/1/03..........................................................................  $      261,007
                                                                                                      --------------
Pollution Control Revenue (3.1%):
      875,000  Minnesota Public Facilities Authority, Water Pollution Control Revenue Bonds, Series
                A, 6.50%, due 3/1/14................................................................         956,261
                                                                                                      --------------
Utilities Revenue (8.9%):
    1,740,000  Southern Minnesota Municipal Power Agency, Electric Power Revenue Refunding Bonds,
                MBIA-IBC insured, 5.75%, due 1/1/18.................................................       1,767,579
    1,000,000  Southern Minnesota Municipal Power Agency, Power Supply System Revenue Bonds, 5.75%,
                due 1/1/18..........................................................................       1,006,620
                                                                                                      --------------
                                                                                                           2,774,199
                                                                                                      --------------
Total Municipal Bonds (cost $28,996,015)                                                                  30,239,042
                                                                                                      --------------

Short-Term Holdings (3.2%):
$     100,000  Blaine, MN, Industrial Development Revenue Refunding Bonds, SuperValu Store Project,
                Wachovia Bank of Atlanta LOC, 4.10% variable rate, due 11/1/13......................  $      100,000
      504,701  Federated Tax Free Obligations Money Market Fund.....................................         504,701
      100,000  Hopkins, MN, Industrial Development Revenue Bonds, SuperValu Store Project, Wachovia
                Bank LOC, 4.10% variable rate, due 7/1/07...........................................         100,000
      100,000  Moorhead, MN, Industrial Development Revenue Refunding Demand Bonds, SuperValu Store
                Project, 4.10% variable rate, due 11/1/09...........................................         100,000
      200,000  Cottage Grove, MN, Environmental Control Revenue Bonds, Minnesota Mining &
                Manufacturing Project, 4.104% variable rate, due 8/1/12.............................         200,000
                                                                                                      --------------
Total Short-Term Holdings (cost $1,004,701)                                                                1,004,701
                                                                                                      --------------
Total Investments (100.0%) (cost $30,000,716)
                                                                                                        $ 31,243,743
                                                                                                      --------------
                                                                                                      --------------

(a) Securities that may be resold to 'qualified institutional buyers' under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(b) Part or all of this investment on loan, see note 5 of notes to financial statements.

                      See notes to financial statements.
                                      57

NORWEST ADVANTAGE FUNDS -- EQUITY FUNDS                        NOVEMBER 30, 1995

--------------------------------------------------------------------------------
  STATEMENTS OF ASSETS AND LIABILITIES (NOVEMBER 30, 1995)


                                                               INCOME         VALUGROWTH      SMALL COMPANY     CONTRARIAN
                                                               STOCK            STOCK             STOCK            STOCK
                                                                FUND             FUND             FUND             FUND
                                                            ------------     ------------     -------------     -----------

ASSETS:
 Investments, at value(a)...............................    $126,777,387     $168,935,662      $88,926,359      $45,199,629
 Cash...................................................         --              --                --               --
 Collateral for securities loaned(b)....................       2,760,625      48,120,088         7,910,418       3,489,148
 Interest, dividends and other receivables..............         566,121         349,867           114,666         118,936
 Receivable for securities sold.........................         --           27,353,465           --               --
 Receivable for shares issued...........................         302,311           8,121             5,850             177
 Organization costs, net of amortization................         --              --                 20,161          20,161
                                                            ------------     ------------     -------------     -----------
Total assets............................................     130,406,444     244,767,203        96,977,454      48,828,051
                                                            ------------     ------------     -------------     -----------

LIABILITIES:
 Payable for securities purchased.......................         --           26,739,633         2,595,893          30,250
 Payable for securities loaned(b).......................       2,760,625      48,120,088         7,910,418       3,489,148
 Payable for shares redeemed............................           9,229           7,465               500          --
 Investment advisory, transfer agency and custodial fees
   payable..............................................          94,046         145,442            76,058          33,917
 Management fee payable.................................          17,301          20,439            16,528           7,423
 Accrued expenses and other payables....................          13,027          15,537             7,471           5,773
 Dividends payable......................................         246,379         182,952            35,514          39,844
                                                            ------------     ------------     -------------     -----------
Total liabilities.......................................       3,140,607      75,231,556        10,642,382       3,606,355
                                                            ------------     ------------     -------------     -----------
NET ASSETS..............................................    $127,265,837     $169,535,647      $86,335,072      $45,221,696
                                                            ------------     ------------     -------------     -----------
                                                            ------------     ------------     -------------     -----------

COMPONENTS OF NET ASSETS:
 Capital paid in........................................    $104,140,052     $127,006,392      $75,633,067      $41,209,793
 Undistributed net investment income....................         211,471         --                --               44,279
 Unrealized appreciation (depreciation).................      21,714,666      41,253,654         6,719,697        (356,409 )
 Accumulated net realized gains.........................       1,199,648       1,275,601         3,982,308       4,324,033
                                                            ------------     ------------     -------------     -----------
NET ASSETS..............................................    $127,265,837     $169,535,647      $86,335,072      $45,221,696
                                                            ------------     ------------     -------------     -----------
                                                            ------------     ------------     -------------     -----------

NET ASSETS BY CLASS OF SHARES:
 A shares...............................................    $ 19,462,776     $13,747,810       $ 2,689,045      $  633,812
 B shares...............................................       8,301,152       4,376,170         1,957,878         586,698
 I shares...............................................      99,501,909     151,411,667        81,688,149      44,001,186
                                                            ------------     ------------     -------------     -----------
NET ASSETS..............................................    $127,265,837     $169,535,647      $86,335,072      $45,221,696
                                                            ------------     ------------     -------------     -----------
                                                            ------------     ------------     -------------     -----------

SHARES OUTSTANDING:
 A shares...............................................       1,495,778         654,576           224,987          55,868
                                                            ------------     ------------     -------------     -----------
                                                            ------------     ------------     -------------     -----------
 B shares...............................................         642,172         210,927           165,369          52,174
                                                            ------------     ------------     -------------     -----------
                                                            ------------     ------------     -------------     -----------
 I shares...............................................       7,641,471       7,213,598         6,863,890       3,878,945
                                                            ------------     ------------     -------------     -----------
                                                            ------------     ------------     -------------     -----------

NET ASSET VALUE PER SHARE:
 A shares...............................................    $      13.01     $     21.00       $     11.95      $    11.34
                                                            ------------     ------------     -------------     -----------
                                                            ------------     ------------     -------------     -----------
 B shares...............................................    $      12.93     $     20.75       $     11.84      $    11.25
                                                            ------------     ------------     -------------     -----------
                                                            ------------     ------------     -------------     -----------
 I shares...............................................    $      13.02     $     20.99       $     11.90      $    11.34
                                                            ------------     ------------     -------------     -----------
                                                            ------------     ------------     -------------     -----------

(a) Cost of investments.................................    $105,062,721     $127,682,008      $82,206,662      $45,556,038
(b) See note 5 of notes to financial statements.

See notes to financial statements.

NORWEST ADVANTAGE FUNDS -- EQUITY FUNDS                        NOVEMBER 30, 1995

--------------------------------------------------------------------------------
  STATEMENTS OF OPERATIONS (PERIOD ENDED NOVEMBER 30, 1995)


                                                               INCOME        VALUGROWTH      SMALL COMPANY     CONTRARIAN
                                                                STOCK           STOCK            STOCK           STOCK
                                                                FUND            FUND             FUND             FUND
                                                             -----------     -----------     -------------     ----------

INVESTMENT INCOME:
 Interest and dividend income............................    $ 1,730,044     $1,539,597       $   546,003      $ 524,460
                                                             -----------     -----------     -------------     ----------

EXPENSES:
 Advisory................................................        404,450        648,569           376,186        185,683
 Management..............................................        101,112        162,142            75,237         46,421
 Transfer agent..........................................        126,391        202,700            94,046         58,026
 Custodian...............................................          9,942         14,661             7,524          4,642
 Professional Services...................................          1,815          3,086             1,397            910
 Filing..................................................         21,989         20,207            15,785         10,371
 Accounting..............................................         24,000         25,000            26,000         24,000
 Trustees................................................            925          1,616               712            478
 Distribution............................................         27,906         20,090             7,278          2,926
 Amortization of organization costs......................        --              --                 3,270          3,270
 Other...................................................          2,859          3,344             1,798          1,622
                                                             -----------     -----------     -------------     ----------
Total expenses...........................................        721,389      1,101,415           609,233        338,349
 Expenses reimbursed and fees waived.....................       (193,877)      (111,414 )        (151,603)       (57,041 )
                                                             -----------     -----------     -------------     ----------
Net expenses.............................................        527,512        990,001           457,630        281,308
                                                             -----------     -----------     -------------     ----------
NET INVESTMENT INCOME....................................      1,202,532        549,596            88,373        243,152
                                                             -----------     -----------     -------------     ----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Realized gain on investments.............................         25,370      3,630,302         3,256,200      3,144,181
Change in unrealized appreciation (depreciation).........     12,988,060     14,135,838         4,112,817      (1,218,798)
                                                             -----------     -----------     -------------     ----------
Net gain on investments..................................     13,013,430     17,766,140         7,369,017      1,925,383
                                                             -----------     -----------     -------------     ----------

INCREASE IN NET ASSETS FROM OPERATIONS...................    $14,215,962     $18,315,736      $ 7,457,390      $2,168,535
                                                             -----------     -----------     -------------     ----------
                                                             -----------     -----------     -------------     ----------

See notes to financial statements.

NORWEST ADVANTAGE FUNDS -- EQUITY FUNDS                        NOVEMBER 30, 1995

--------------------------------------------------------------------------------
  STATEMENTS OF CHANGES IN NET ASSETS
  (YEAR ENDED MAY 31, 1995 AND THE PERIOD ENDED NOVEMBER 30, 1995)


                                                               INCOME         VALUGROWTH      SMALL COMPANY      CONTRARIAN
                                                               STOCK            STOCK             STOCK            STOCK
                                                                FUND             FUND             FUND              FUND
                                                            ------------     ------------     -------------     ------------
NET ASSETS -- May 31, 1994..............................    $ 27,706,323     $128,201,480      $ 9,710,908      $ 4,767,049
                                                            ------------     ------------     -------------     ------------
OPERATIONS:
 Net investment income..................................       1,280,421       1,417,415           364,378          295,000
 Realized gain (loss) on investments....................       1,377,855        (752,212 )         965,922        1,190,947
 Change in unrealized appreciation......................       9,006,486      14,104,085         2,743,762        1,035,192
                                                            ------------     ------------     -------------     ------------
                                                              11,664,762      14,769,288         4,074,062        2,521,139
                                                            ------------     ------------     -------------     ------------
DISTRIBUTIONS TO SHAREHOLDERS:
 Net investment income -- A shares......................        (305,844)       (122,777 )          (9,212)          (3,623)
 Net investment income -- B shares......................         (32,792)        (21,641 )          (4,231)          (1,290)
 Net investment income -- I shares......................        (947,266)     (1,282,800 )        (352,830)        (289,008)
 Realized gain on investments -- A shares...............         (16,295)        --                 (5,960)            (103)
 Realized gain on investments -- B shares...............          (1,737)        --                 (3,839)             (43)
 Realized gain on investments -- I shares...............         (47,216)        --               (269,796)         (14,518)
                                                            ------------     ------------     -------------     ------------
                                                              (1,351,150)     (1,427,218 )        (645,868)        (308,585)
                                                            ------------     ------------     -------------     ------------
CAPITAL SHARE TRANSACTIONS:
 Sale of shares -- A shares.............................       2,463,577       2,466,769         1,290,079          416,869
 Sale of shares -- B shares.............................       2,186,659       1,561,962           777,480          385,276
 Sale of shares -- I shares.............................      40,455,329      35,528,998        46,911,637       49,711,822
 Reinvested dividends -- A shares.......................         305,961         109,377            14,637            3,207
 Reinvested dividends -- B shares.......................          25,501          17,994             7,961            1,109
 Reinvested dividends -- I shares.......................          44,022          70,143            28,272          149,803
 Cost of shares repurchased -- A shares.................      (2,404,620)     (4,478,873 )        (111,737)         (31,102)
 Cost of shares repurchased -- B shares.................        (205,441)       (512,240 )         (66,404)         (17,607)
 Cost of shares repurchased -- I shares.................      (4,555,665)    (24,011,552 )      (5,248,243)     (10,732,262)
                                                            ------------     ------------     -------------     ------------
                                                              38,315,323      10,752,578        43,603,682       39,887,115
                                                            ------------     ------------     -------------     ------------
NET ASSETS -- May 31, 1995..............................      76,335,258     152,296,128        56,742,784       46,866,718
                                                            ------------     ------------     -------------     ------------
OPERATIONS:
 Net investment income..................................       1,202,532         549,596            88,373          243,152
 Realized gain on investments...........................          25,370       3,630,302         3,256,200        3,144,181
 Change in unrealized appreciation (depreciation).......      12,988,060      14,135,838         4,112,817       (1,218,798)
                                                            ------------     ------------     -------------     ------------
                                                              14,215,962      18,315,736         7,457,390        2,168,535
                                                            ------------     ------------     -------------     ------------
DISTRIBUTIONS TO SHAREHOLDERS:
 Net investment income -- A shares......................        (161,638)        (44,460 )          (5,330)          (2,906)
 Net investment income -- B shares......................         (50,447)        (12,383 )          (1,964)          (2,115)
 Net investment income -- I shares......................        (778,976)       (495,657 )        (157,562)        (194,931)
 Realized gain on investments -- A shares...............         --              --                --               --
 Realized gain on investments -- B shares...............         --              --                --               --
 Realized gain on investments -- I shares...............         --              --                --               --
                                                            ------------     ------------     -------------     ------------
                                                                (991,061)       (552,500 )        (164,856)        (199,952)
                                                            ------------     ------------     -------------     ------------
CAPITAL SHARE TRANSACTIONS:
 Sale of shares -- A shares.............................       3,646,777       1,177,167         1,112,358          119,837
 Sale of shares -- B shares.............................       4,690,987         652,217           923,927          193,131
 Sale of shares -- I shares.............................      34,951,498      13,048,091        24,652,238        7,694,839
 Reinvested dividends -- A shares.......................         175,701          55,651             4,974            2,987
 Reinvested dividends -- B shares.......................          46,583          13,537             1,781            1,856
 Reinvested dividends -- I shares.......................          19,544          33,473             7,273          127,516
 Cost of shares repurchased -- A shares.................        (772,645)     (1,051,064 )        (166,336)         (85,893)
 Cost of shares repurchased -- B shares.................        (289,669)       (286,649 )         (46,892)         (87,893)
 Cost of shares repurchased -- I shares.................      (4,763,098)    (14,166,140 )      (4,189,569)     (11,579,985)
                                                            ------------     ------------     -------------     ------------
                                                              37,705,678        (523,717 )      22,299,754       (3,613,605)
                                                            ------------     ------------     -------------     ------------
NET ASSETS -- November 30, 1995.........................    $127,265,837     $169,535,647      $86,335,072      $45,221,696
                                                            ------------     ------------     -------------     ------------
                                                            ------------     ------------     -------------     ------------

See notes to financial statements.

NORWEST ADVANTAGE FUNDS -- EQUITY FUNDS                        NOVEMBER 30, 1995
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
  NOTES TO FINANCIAL STATEMENTS

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

    Norwest   Advantage  Funds  (the  'Trust')  is  registered  as  an  open-end management investment company. The classes of each equity portfolio of the Trust (each a 'Fund') commenced operations on the following dates:

Income Stock Fund (A shares)..............................................................  June 1, 1993
Income Stock Fund (B shares)..............................................................  August 4, 1993
Income Stock Fund (I shares)..............................................................  August 2, 1993
ValuGrowth Stock Fund (A shares)..........................................................  January 8, 1988
ValuGrowth Stock Fund (B shares)..........................................................  August 5, 1993
ValuGrowth Stock Fund (I shares)..........................................................  August 2, 1993
Small Company Stock Fund (A shares).......................................................  December 31, 1993
Small Company Stock Fund (B shares).......................................................  December 31, 1993
Small Company Stock Fund (I shares).......................................................  December 31, 1993
Contrarian Stock Fund (A shares)..........................................................  December 31, 1993
Contrarian Stock Fund (B shares)..........................................................  December 31, 1993
Contrarian Stock Fund (I shares)..........................................................  December 31, 1993

    A shares are sold with a front-end sales charge. B shares are subject to a contingent deferred sales charge upon redemption and, after a specified number of years, automatically convert to A shares. I shares are offered exclusively to fiduciary and other clients of banks, trust companies and their affiliates. I shares shareholders incur neither a front-end nor contingent deferred sales charge.

    Each Fund is diversified. Prior to July 31, 1993, the Trust's operation was conducted as Prime Value Funds, Inc., a Maryland corporation. On October 1, 1995, the Trust changed its name from Norwest Funds to Norwest Advantage Funds. Investor A shares, Investor B shares and Trust shares were renamed A shares, B shares and I shares, respectively. The Funds' financial statements are prepared in accordance with generally accepted accounting principles. The Trust Instrument authorizes the issuance of an unlimited number of shares of beneficial interest without par value.

    FINANCIAL STATEMENT PERIODS AND CHANGE OF FISCAL YEAR -- For certain Funds and share classes, the earliest period presented in the financial highlights reflects operations for the period beginning with the commencement date above through the date of its then fiscal year end, as noted. Otherwise, a full year is presented.

    Effective May 31, 1992, ValuGrowth Stock Fund elected to change its fiscal year end to May 31. Prior to May 31, 1992, the fiscal year end was November 30.

    SECURITY VALUATION -- Securities with a maturity of 60 days or less are valued at amortized cost. Other securities held by the Funds for which market quotations are readily available are valued using the last reported sales price provided by independent pricing services. If no sales are reported, the last bid price is used. In the absence of readily available market quotations, securities are valued at fair value determined by the Board of Trustees. Unrealized appreciation and depreciation, based on identified tax cost, as of November 30, 1995 were as follows:

                                                                                         UNREALIZED      UNREALIZED
                                                                                        APPRECIATION    DEPRECIATION
                                                                                        ------------    ------------

Income Stock Fund....................................................................   $ 22,335,365     $  621,037
ValuGrowth Stock Fund................................................................     43,356,191      2,102,537
Small Company Stock Fund.............................................................      9,390,764      2,671,067
Contrarian Stock Fund................................................................      3,895,880      4,252,289

    Realized gains and losses on investments sold are recorded on the basis of identified cost.

    Security transactions are accounted for on a trade date basis.

    The cost basis for Federal income tax purposes is: Income Stock Fund, $105,063,059; ValuGrowth Stock Fund, $128,080,398; Small Company Stock Fund, $82,245,235; and Contrarian Stock Fund, $45,556,038.

    REPURCHASE AGREEMENTS -- Each Fund may purchase portfolio securities from financial institutions deemed to be creditworthy by the investment adviser subject to the seller's agreement to repurchase and the Fund's agreement to resell such securities. Securities purchased subject to repurchase agreements are maintained by the Trust and must have, at all times, an aggregate market value greater than or equal to the repurchase price plus accrued interest. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the Funds require the seller to deposit additional collateral by the next business day. In the event that the seller under the agreement defaults on its repurchase obligation or fails to deposit sufficient collateral, the Funds have the contractual right, subject to the requirements of applicable bankruptcy and insolvency laws, to sell the underlying securities at

NORWEST ADVANTAGE FUNDS -- EQUITY FUNDS                        NOVEMBER 30, 1995
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
  NOTES TO FINANCIAL STATEMENTS (CONTINUED)

market value and may claim any resulting loss from the seller. For certain demand agreements, there is no agreed upon repurchase date and interest payments are calculated daily, often based upon the prevailing overnight repurchase rate.

    INTEREST AND DIVIDEND INCOME AND DIVIDENDS TO SHAREHOLDERS -- Interest income is accrued as earned. Dividend income is recorded on the ex-dividend date. Dividends to shareholders of net investment income are declared and paid monthly by each Fund. Net capital gain, unless offset by any available capital loss carryovers, is distributed to shareholders at least annually.

    Distributions from net investment income and realized capital gains are based on their tax basis. The significant difference between financial statement amounts available for distribution and distributions made in accordance with income tax regulations are primarily attributable to the deferral of post-October losses, wash sales and utilization of capital loss carryovers.

    SECURITY LOANS -- The Funds receive compensation for lending securities in the form of fees or by retaining a portion of the interest on the investment securities or any cash received as collateral. A Fund also continues to receive interest or dividends on the securities loaned. Security loans are secured by collateral equal to at least 102%, at all times, of the market value of the securities loaned plus accrued interest. Gain or loss in the market price of the securities loaned that may occur during the term of the loan will be reflected in the value of the Fund.

    EXPENSE ALLOCATION -- Each share of each class represents an undivided, proportionate interest in the Fund. The Funds' class specific expenses include distribution expenses, if any, transfer agent fees and expenses and certain other expenses that can be solely attributable to a class.

    ORGANIZATION COSTS -- The costs incurred by Small Company Stock Fund and Contrarian Stock Fund in connection with their organization and registration of shares, in amounts of $32,694 and $32,694, respectively, have been capitalized and are being amortized using the straight-line method over a five year period beginning on the commencement of the Funds' operations. Certain of these costs were paid by Forum Financial Services, Inc. and will be reimbursed by the respective Funds.

    FEDERAL INCOME TAX -- Each Fund has qualified, and intends to continue to qualify, as a regulated investment company and distributes all of its taxable income. Therefore, each Fund is not subject to Federal income tax. As of May 31, 1995 certain of the Funds have capital loss carryovers available to offset future capital gains as follows:

                                                                                YEAR OF EXPIRATION
                                                                              ----------------------
                                                                                2002         2003         TOTAL
                                                                              --------    ----------    ----------

ValuGrowth Stock Fund......................................................   $335,384    $1,431,249    $1,766,633

2. ADVISORY, SERVICING FEES AND OTHER TRANSACTIONS WITH AFFILIATES

    The investment adviser of each Equity Fund is Norwest Investment Management, a part of Norwest Bank Minnesota, N.A. (the 'Adviser'). Norwest Bank Minnesota, N.A. is a subsidiary of Norwest Corporation. The Adviser receives an advisory fee from Income Stock Fund, ValuGrowth Stock Fund and Contrarian Stock Fund at an annual rate of 0.80% of each Fund's average daily net assets for the first $300 million of net assets of each Fund declining to 0.72% of the average daily net assets of each Fund in excess of $700 million. The Adviser receives an advisory fee from Small Company Stock Fund at an annual rate of 1.00% of the Fund's average daily net assets for the first $300 million of net assets of the Fund declining to 0.92% of the average daily net assets of the Fund in excess of $700 million. Pursuant to an agreement among the Adviser, the Trust and Crestone Capital Management, Inc. (the 'Subadviser'), the Adviser may delegate certain of its advisory responsibilities to the Subadviser and pay the Subadviser a fee.

    The Adviser has agreed to reimburse each Fund for certain operating expenses (exclusive of interest, taxes, brokerage fees, fees and other expenses paid pursuant to any distribution plan and organization expenses, all to the extent permitted by applicable state law or regulation) which in any year exceed the limits prescribed by any state in which the Fund's shares are qualified for sale. The Funds' annual expenses are estimated and accrued daily, and any related reimbursements are made monthly by the Adviser.

    Norwest Bank Minnesota, N.A. serves as the Trust's transfer agent, dividend disbursing agent and custodian, and is compensated for those services at an aggregate annual rate of up to 0.30% of the average daily net assets of each Fund. Transfer agent fees are based on the average daily net assets attributable to each class of each Fund's shares.

    The manager of the Trust is Forum Financial Services, Inc. ('Forum'), a registered broker-dealer and a member of the National Association of Securities Dealers, Inc. Forum receives a management fee for its services from each Fund at an annual rate of 0.20% of the average daily net assets of each Fund attributable to each class of each Fund's shares. In addition, certain legal expenses were charged to the Trust by Forum. The respective amounts of legal expenses for Income Stock Fund, ValuGrowth Stock Fund, Small Company Stock Fund and Contrarian Stock Fund were: $947, $1,599, $730, $464.

NORWEST ADVANTAGE FUNDS -- EQUITY FUNDS                        NOVEMBER 30, 1995
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
  NOTES TO FINANCIAL STATEMENTS (CONTINUED)

    Forum Financial Corp. ('FFC'), an affiliate of Forum, provides fund accounting services to the Funds. For these services, FFC receives a fee of $36,000 per year per Fund plus certain amounts based upon the number of classes and number and types of portfolio transactions within each Fund.

    The Trust has adopted a Distribution Plan (the 'Plan') with respect to B shares of each Fund pursuant to Rule 12b-1 under the Investment Company Act of 1940. The Plans authorize the payment to Forum of an annual distribution service fee of 0.75% of the average daily net assets, and a maintenance fee of 0.25% of the average daily net assets of each Fund attributable to B shares. No Fund incurred any maintenance fees during the period ended November 30, 1995. The distribution payments are used to reimburse the distributor for (i) sales commissions at levels set from time to time by the Board not to exceed 6.25% of the amount received by each Fund for each B share sold (excluding reinvestment of dividends and distributions) and (ii) interest calculated by applying the rate of 1% over the prime rate to the outstanding balance of unreimbursed distribution charges. The current sales commission rate for all Equity Funds is 4.50%.

    In the event that the Plan is terminated or not continued, the Fund will continue to pay distribution service fees to Forum (but only with respect to sales that occurred prior to the termination or discontinuance of the Plan) until the earlier of (a) four years after the date of termination or discontinuance or (b) such time as there exist no unreimbursed distribution charges attributable to that Fund under the Plan, as calculated pursuant to the Plan.

    Unreimbursed distribution charges at November 30, 1995 were as follows:

Income Stock Fund....................................................................................   $274,914
ValuGrowth Stock Fund................................................................................    127,090
Small Company Stock Fund.............................................................................     66,333
Contrarian Stock Fund................................................................................     21,678

    For the period ended November 30, 1995, fees waived and expenses reimbursed by the Trust's custodian and transfer agent, investment adviser, and manager and distributor were as follows:

                                                                              FEES WAIVED                  EXPENSES
                                                                 -------------------------------------    REIMBURSED
                                                                 CUSTODIAN AND                            ----------
                                                                 TRANSFER AGENT    ADVISER      FORUM       FORUM
                                                                 --------------    --------    -------    ----------

Income Stock Fund.............................................       $2,359        $171,019    $20,499     $ --
ValuGrowth Stock Fund.........................................        6,554           8,107     96,753       --
Small Company Stock Fund......................................        1,344         140,625      9,634       --
Contrarian Stock Fund.........................................          966          37,331     18,744       --

    During the period ended November 30, 1995, pursuant to the procedures adopted by the Board of Trustees, ValuGrowth Stock Fund placed a portion of its portfolio transactions through Norwest Investment Services, Inc., an affiliate of the Adviser, for which brokerage commissions of $4,518 were paid.

3. PURCHASES AND SALES OF SECURITIES

    Cost of purchases and proceeds from sales (including maturities) of securities (excluding short-term investments) during the period ended November 30, 1995 were as follows:

                                                                                                       PROCEEDS
                                                                                       COST OF           FROM
                                                                                      PURCHASES         SALES
                                                                                     ------------    ------------

Income Stock Fund.................................................................   $ 36,686,000    $    454,059
ValuGrowth Stock Fund.............................................................    102,086,173     102,940,518
Small Company Stock Fund..........................................................     56,055,675      35,739,213
Contrarian Stock Fund.............................................................      6,470,975      10,457,551

NORWEST ADVANTAGE FUNDS -- EQUITY FUNDS                        NOVEMBER 30, 1995
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
  NOTES TO FINANCIAL STATEMENTS (CONTINUED)

4. CAPITAL SHARE TRANSACTIONS

    Transactions of Fund shares are summarized in the following tables:

INCOME STOCK FUND

                                          A SHARES                      B SHARES                      I SHARES
                                 --------------------------    --------------------------    --------------------------
                                 PERIOD ENDED    YEAR ENDED    PERIOD ENDED    YEAR ENDED    PERIOD ENDED    YEAR ENDED
                                 NOVEMBER 30,     MAY 31,      NOVEMBER 30,     MAY 31,      NOVEMBER 30,     MAY 31,
                                     1995           1995           1995           1995           1995           1995
                                 ------------    ----------    ------------    ----------    ------------    ----------

Shares sold...................      301,804        229,493        390,252        204,693       2,908,740     3,963,479
Shares repurchased............      (64,540)      (240,780)       (24,167)       (19,363)       (393,022)     (441,581 )
Shares issued on reinvestment
  of dividends................       14,882         30,561          3,919          2,531           1,653         4,370
                                 ------------    ----------    ------------    ----------    ------------    ----------
Net increase..................      252,146         19,274        370,004        187,861       2,517,371     3,526,268
                                 ------------    ----------    ------------    ----------    ------------    ----------
                                 ------------    ----------    ------------    ----------    ------------    ----------

VALUGROWTH STOCK FUND

                                          A SHARES                      B SHARES                      I SHARES
                                 --------------------------    --------------------------    --------------------------
                                 PERIOD ENDED    YEAR ENDED    PERIOD ENDED    YEAR ENDED    PERIOD ENDED    YEAR ENDED
                                 NOVEMBER 30,     MAY 31,      NOVEMBER 30,     MAY 31,      NOVEMBER 30,     MAY 31,
                                     1995           1995           1995           1995           1995           1995
                                 ------------    ----------    ------------    ----------    ------------    ----------

Shares sold...................       59,820        140,912         33,431         89,782         663,601     2,048,579
Shares repurchased............      (53,240)      (254,529)       (14,568)       (29,138)       (715,607)    (1,376,569)
Shares issued on reinvestment
  of dividends................        2,862          6,298            684          1,034           1,724         4,043
                                 ------------    ----------    ------------    ----------    ------------    ----------
Net increase (decrease).......        9,442       (107,319)        19,547         61,678         (50,282)      676,053
                                 ------------    ----------    ------------    ----------    ------------    ----------
                                 ------------    ----------    ------------    ----------    ------------    ----------

SMALL COMPANY STOCK FUND

                                          A SHARES                      B SHARES                      I SHARES
                                 --------------------------    --------------------------    --------------------------
                                 PERIOD ENDED    YEAR ENDED    PERIOD ENDED    YEAR ENDED    PERIOD ENDED    YEAR ENDED
                                 NOVEMBER 30,     MAY 31,      NOVEMBER 30,     MAY 31,      NOVEMBER 30,     MAY 31,
                                     1995           1995           1995           1995           1995           1995
                                 ------------    ----------    ------------    ----------    ------------    ----------

Shares sold...................       93,965        127,352         78,142         77,049       2,095,306     4,701,475
Shares repurchased............      (14,149)       (10,985)        (4,073)        (6,562)       (354,428)     (526,044 )
Shares issued on reinvestment
  of dividends................          425          1,473            150            808             633         2,864
                                 ------------    ----------    ------------    ----------    ------------    ----------
Net increase..................       80,241        117,840         74,219         71,295       1,741,511     4,178,295
                                 ------------    ----------    ------------    ----------    ------------    ----------
                                 ------------    ----------    ------------    ----------    ------------    ----------

CONTRARIAN STOCK FUND

                                          A SHARES                      B SHARES                      I SHARES
                                 --------------------------    --------------------------    --------------------------
                                 PERIOD ENDED    YEAR ENDED    PERIOD ENDED    YEAR ENDED    PERIOD ENDED    YEAR ENDED
                                 NOVEMBER 30,     MAY 31,      NOVEMBER 30,     MAY 31,      NOVEMBER 30,     MAY 31,
                                     1995           1995           1995           1995           1995           1995
                                 ------------    ----------    ------------    ----------    ------------    ----------

Shares sold...................       10,603         40,379         17,077         36,555         683,169     4,757,781
Shares repurchased............       (7,474)        (3,000)        (7,756)        (1,670)     (1,019,684)    (1,036,666)
Shares issued on reinvestment
  of dividends................          265            310            165            108          11,352        14,330
                                 ------------    ----------    ------------    ----------    ------------    ----------
Net increase (decrease).......        3,394         37,689          9,486         34,993        (325,163)    3,735,445
                                 ------------    ----------    ------------    ----------    ------------    ----------
                                 ------------    ----------    ------------    ----------    ------------    ----------

NORWEST ADVANTAGE FUNDS -- EQUITY FUNDS                        NOVEMBER 30, 1995
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
  NOTES TO FINANCIAL STATEMENTS (CONTINUED)

5. PORTFOLIO SECURITIES LOANED

    The following funds had loaned securities as of November 30, 1995:

                                                                                       VALUE OF         COLLATERAL
                                                                                   SECURITIES LOANED       VALUE
                                                                                   -----------------    -----------

Income Stock Fund...............................................................      $ 2,581,250       $ 2,760,625
ValuGrowth Stock Fund...........................................................       44,451,384        48,120,088
Small Company Stock Fund........................................................        7,517,956         7,910,418
Contrarian Stock Fund...........................................................        3,294,025         3,489,148
                                                                                   -----------------    -----------
Net Total.......................................................................      $57,844,615       $62,280,279
                                                                                   -----------------    -----------
                                                                                   -----------------    -----------

    Collateral is comprised of various securities including time deposits, commercial paper, corporate bonds and repurchase agreements.

NORWEST ADVANTAGE FUNDS -- EQUITY FUNDS                        NOVEMBER 30, 1995
--------------------------------------------------------------------------------
  FINANCIAL HIGHLIGHTS

  SELECTED DATA FOR A SHARE OUTSTANDING DURING THE PERIOD


                                                                                                                       RATIOS TO
                                                              NET
                                                           REALIZED                                        ENDING       AVERAGE
                                                              AND                                           NET       NET ASSETS
                             BEGINNING                    UNREALIZED      DIVIDENDS      DISTRIBUTIONS     ASSET      -----------
                             NET ASSET        NET         GAIN (LOSS)      FROM NET        FROM NET        VALUE
                             VALUE PER     INVESTMENT         ON          INVESTMENT       REALIZED         PER
                               SHARE         INCOME       INVESTMENTS       INCOME           GAINS         SHARE      EXPENSES(A)
                             ---------     ----------     -----------     ----------     -------------     ------     -----------
INCOME STOCK FUND
A SHARES
 Period Ended November 30,
   1995......................  $ 11.49       $ 0.14         $  1.50         ($0.12)         $--            $13.01         1.00%(b)
 Year Ended May 31,
 1995........................     9.53         0.27            1.97          (0.27)         ($ 0.01)        11.49         1.00%
 1994........................    10.00         0.28           (0.47)         (0.28)          --              9.53         0.67%
B SHARES
 Period Ended November 30,
   1995......................    11.45         0.11            1.47          (0.10)          --             12.93         1.75%(b)
 Year Ended May 31, 1995.....     9.51         0.21            1.96          (0.22)           (0.01)        11.45         1.75%
 Period Ended May 31,
 1994(c).....................     9.66         0.20           (0.13)         (0.22)          --              9.51         1.65%(b)
I SHARES
 Period Ended November 30,
   1995......................    11.50         0.14            1.50          (0.12)          --             13.02         1.00%(b)
 Year Ended May 31, 1995.....     9.54         0.27            1.97          (0.27)           (0.01)        11.50         1.00%
 Period Ended May 31,
   1994(c)...................     9.61         0.25           (0.06)         (0.26)          --              9.54         0.86%(b)
VALUGROWTH STOCK FUND
A SHARES
 Period Ended November 30,
   1995......................    18.82         0.07            2.18          (0.07)          --             21.00         1.20%(b)
 Year Ended May 31,
 1995........................    17.17         0.17            1.66          (0.18)          --             18.82         1.20%
 1994........................    17.27         0.10            0.19          (0.17)           (0.22)        17.17         1.20%
 1993........................    16.30         0.17            1.34          (0.17)           (0.37)        17.27         1.20%
 Six Months Ended May 31,
   1992(d)...................    14.48         0.09            1.83          (0.10)          --             16.30         1.19%(b)
 Year Ended November 30,
 1991........................    11.67         0.18            2.82          (0.19)          --             14.48         1.19%
 1990........................    12.67         0.21           (0.55)         (0.21)           (0.45)        11.67         1.20%
B SHARES
 Period Ended November 30,
   1995......................    18.65         0.01            2.15          (0.06)          --             20.75         1.95%(b)
 Year Ended May 31, 1995.....    17.10         0.07            1.61          (0.13)          --             18.65         1.95%
 Period Ended May 31,
   1994(c)...................    17.12         0.07            0.23          (0.10)           (0.22)        17.10         1.95%(b)
I SHARES
 Period Ended November 30,
   1995......................    18.80         0.07            2.19          (0.07)          --             20.99         1.20%(b)
 Year Ended May 31, 1995.....    17.16         0.18            1.64          (0.18)          --             18.80         1.20%
 Period Ended May 31,
   1994(c)...................    16.91         0.13            0.46          (0.12)           (0.22)        17.16         1.20%(b)
SMALL COMPANY STOCK FUND
A SHARES
 Period Ended November 30,
   1995......................    10.64         0.01            1.32          (0.02)          --             11.95         1.20%(b)
 Year Ended May 31, 1995.....     9.84         0.12            0.87          (0.11)           (0.08)        10.64         0.53%
 Period Ended May 31,
   1994(c)...................    10.00         0.07           (0.15)         (0.08)          --              9.84         0.22%(b)
B SHARES
 Period Ended November 30,
   1995......................    10.56        (0.01)           1.30          (0.01)          --             11.84         1.95%(b)
 Year Ended May 31, 1995.....     9.82         0.07            0.84          (0.09)           (0.08)        10.56         1.27%
 Period Ended May 31,
   1994(c)...................    10.00         0.06           (0.17)         (0.07)          --              9.82         0.98%(b)
I SHARES
 Period Ended November 30,
   1995......................    10.59         0.02            1.32          (0.03)          --             11.90         1.20%(b)
 Year Ended May 31, 1995.....     9.80         0.12            0.87          (0.12)           (0.08)        10.59         0.52%
 Period Ended May 31,
   1994(c)...................    10.00         0.08           (0.20)         (0.08)          --              9.80         0.20%(b)
CONTRARIAN STOCK FUND
A SHARES
 Period Ended November 30,
   1995......................    10.90         0.06            0.43          (0.05)          --             11.34         1.20%(b)
 Year Ended May 31, 1995.....     9.71         0.11            1.19          (0.11)          (0.003)        10.90         1.01%
 Period Ended May 31,
   1994(c)...................    10.00         0.06           (0.28)         (0.07)          --              9.71         0.61%(b)
B SHARES
 Period Ended November 30,
   1995......................    10.84         0.02            0.43          (0.04)          --             11.25         1.95%(b)
 Year Ended May 31, 1995.....     9.69         0.07            1.16          (0.08)          (0.003)        10.84         1.78%
 Period Ended May 31,
 1994(c).....................    10.00         0.05           (0.30)         (0.06)          --              9.69         1.28%(b)
I SHARES
 Period Ended November 30,
   1995......................    10.90         0.06            0.43          (0.05)          --             11.34         1.20%(b)
 Year Ended May 31, 1995.....     9.71         0.11            1.19          (0.11)          (0.003)        10.90         1.12%
 Period Ended May 31,
 1994(c).....................    10.00         0.07           (0.29)         (0.07)          --              9.71         0.62%(b)






NORWEST ADVANTAGE FUNDS -- EQUITY FUNDS                                            NOVEMBER 30, 1995
----------------------------------------------------------------------------------------------------
  FINANCIAL HIGHLIGHTS
  SELECTED DATA FOR A SHARE OUTSTANDING DURING THE PERIOD

                                                                             NET
                                                                            ASSETS
                                                                            AT END
                                                                              OF
                                  NET                           PORTFOLIO   PERIOD
                               INVESTMENT        TOTAL          TURNOVER    (000'S
                                 INCOME          RETURN           RATE     OMITTED)
                               ----------        ------         --------   --------
INCOME STOCK FUND
A SHARES
 Period Ended November 30,
   1995......................      2.39%(b)      30.35%(b)         0.47%   $ 19,463
 Year Ended May 31,
 1995........................      2.66%         23.87%            8.93%     14,292
 1994........................      3.15%         (1.92%)          57.50%     11,668
B SHARES
 Period Ended November 30,
   1995......................      1.70%(b)      29.36%(b)         0.47%      8,301
 Year Ended May 31, 1995.....      2.08%         23.12%            8.93%      3,115
 Period Ended May 31,
 1994(c).....................      2.37%(b)       0.87%(b)        57.50%        802
I SHARES
 Period Ended November 30,
   1995......................      2.42%(b)      30.32%(b)         0.47%     99,502
 Year Ended May 31, 1995.....      2.77%         23.85%            8.93%     58,927
 Period Ended May 31,
   1994(c)...................      3.20%(b)       1.73%(b)        51.50%     15,237
VALUGROWTH STOCK FUND
A SHARES
 Period Ended November 30,
   1995......................      0.70%(b)      25.13%(b)        63.62%     13,748
 Year Ended May 31,
 1995........................      1.01%         10.72%           63.82%     12,138
 1994........................      1.06%          1.68%           86.07%     12,922
 1993........................      1.02%          9.32%           57.34%    109,669
 Six Months Ended May 31,
   1992(d)...................      1.34%(b)      26.46%(b)        29.50%     68,659
 Year Ended November 30,
 1991........................      1.57%         25.84%           31.17%      4,853
 1990........................      1.88%         (2.91%)          38.67%        750
B SHARES
 Period Ended November 30,
   1995......................     (0.05%)(b)     24.32%(b)        63.62%      4,376
 Year Ended May 31, 1995.....      0.28%          9.88%           63.82%      3,569
 Period Ended May 31,
   1994(c)...................      0.25%(b)       2.36%(b)        86.07%      2,218
I SHARES
 Period Ended November 30,
   1995......................      0.70%(b)      25.28%(b)        63.62%    151,412
 Year Ended May 31, 1995.....      1.02%         10.67%           63.82%    136,589
 Period Ended May 31,
   1994(c)...................      0.92%(b)       2.99%(b)        86.07%    113,061
SMALL COMPANY STOCK FUND
A SHARES
 Period Ended November 30,
   1995......................      0.26%(b)      26.42%(b)        52.12%      2,689
 Year Ended May 31, 1995.....      1.14%         10.19%           68.09%      1,540
 Period Ended May 31,
   1994(c)...................      1.95%(b)      (1.98%)(b)       14.98%        265
B SHARES
 Period Ended November 30,
   1995......................     (0.49%)(b)     25.79%(b)        52.12%      1,958
 Year Ended May 31, 1995.....      0.38%          9.31%           68.09%        963
 Period Ended May 31,
   1994(c)...................      1.27%(b)      (2.77%)(b)       14.98%        195
I SHARES
 Period Ended November 30,
   1995......................      0.25%(b)      26.55%(b)        52.12%     81,688
 Year Ended May 31, 1995.....      1.14%         10.13%           68.09%     54,240
 Period Ended May 31,
   1994(c)...................      2.03%(b)      (2.93%)(b)       14.98%      9,251
CONTRARIAN STOCK FUND
A SHARES
 Period Ended November 30,
   1995......................      1.05%(b)       9.12%(b)        15.67%        634
 Year Ended May 31, 1995.....      1.05%         13.52%           30.32%        572
 Period Ended May 31,
   1994(c)...................      1.77%(b)      (5.35%)(b)        2.67%        144
B SHARES
 Period Ended November 30,
   1995......................      0.32%(b)       8.40%(b)        15.67%        587
 Year Ended May 31, 1995.....      0.35%         12.78%           30.32%        463
 Period Ended May 31,
 1994(c).....................      1.14%(b)      (6.05%)(b)        2.67%         75
I SHARES
 Period Ended November 30,
   1995......................      1.06%(b)       9.11%(b)        15.67%     44,001
 Year Ended May 31, 1995.....      0.91%         13.52%           30.32%     45,832
 Period Ended May 31,
 1994(c).....................      1.82%(b)      (5.35%)(b)        2.67%      4,548

See notes to financial statements.

NORWEST ADVANTAGE FUNDS -- EQUITY FUNDS                        NOVEMBER 30, 1995

--------------------------------------------------------------------------------
  FINANCIAL HIGHLIGHTS (CONTINUED)

  SELECTED DATA FOR A SHARE OUTSTANDING DURING THE PERIOD

(a)  During  certain   periods,  various  fees  and  expenses  were  waived  and
reimbursed.   Had  such waivers  and  reimbursements  not occurred, the ratio of expenses to average net assets would have been:


                                                                                                                     SIX MONTHS
                                                               PERIOD ENDED           YEAR ENDED MAY 31,              ENDED MAY
                                                               NOVEMBER 30,      -----------------------------           31,
                                                                 1995(b)         1995        1994         1993       1992(b)(d)
                                                               ------------      ----        -----        ----       -----------
 Income Stock Fund
   A shares....................................................     1.43%        1.51%        1.83%         --           --
   B shares....................................................     2.58%        2.82%        2.99%(b)      --           --
   I shares....................................................     1.35%        1.47%        1.62%(b)      --           --
 ValuGrowth Stock Fund
   A shares....................................................     1.42%        1.43%        1.43%       1.42%         1.64%
   B shares....................................................     2.65%        2.51%        2.55%(b)      --           --
   I shares....................................................     1.32%        1.33%        1.39%(b)      --           --
 Small Company Stock Fund
   A shares....................................................     1.78%        2.32%       10.66%(b)      --           --
   B shares....................................................     3.37%        3.56%       20.87%(b)      --           --
   I shares....................................................     1.58%        1.82%        4.33%(b)      --           --
 Contrarian Stock Fund
   A shares....................................................     1.57%        2.96%        7.22%(b)      --           --
   B shares....................................................     3.32%        4.92%        9.09%(b)      --           --
   I shares....................................................     1.43%        1.57%        3.52%(b)      --           --





NORWEST ADVANTAGE FUNDS -- EQUITY FUNDS
---------------------------------------------------------------
  FINANCIAL HIGHLIGHTS (CONTINUED)
  SELECTED DATA FOR A SHARE OUTSTANDING DURING THE PERIOD
(a)  During certain  periods, various  fees and expenses  were waived and reimbursed. Had such waivers and reimbursements not occurred, the ratio of expenses to average net assets would have been:

                                                                    YEAR ENDED
                                                                   NOVEMBER 30,
                                                                 ----------------
                                                                 1991       1990
                                                                 ----       -----
 Income Stock Fund
   A shares....................................................    --          --
   B shares....................................................    --          --
   I shares....................................................    --          --
 ValuGrowth Stock Fund
   A shares....................................................  4.33%      11.73%
   B shares....................................................    --          --
   I shares....................................................    --          --
 Small Company Stock Fund
   A shares....................................................    --          --
   B shares....................................................    --          --
   I shares....................................................    --          --
 Contrarian Stock Fund
   A shares....................................................    --          --
   B shares....................................................    --          --
   I shares....................................................    --          --

(b) Annualized
(c) See Note 1 of notes to financial statements for periods covered.
(d) See Note 1 of notes to financial statements regarding change of fiscal year.

See notes to financial statements.

NORWEST ADVANTAGE FUNDS -- EQUITY FUNDS                       NOVEMBER 30, 1995
-------------------------------------------------------------------------------
  SCHEDULE OF INVESTMENTS

   Face                                   Security
  Amount                                Description                                                        Value
----------                         ----------------------                                             --------------
  INCOME STOCK FUND
Common Stock (95.9%):
Basic Materials (5.4%):
       50,000  E.I. du Pont de Nemours & Company....................................................  $    3,325,000
      102,000  Morton International, Incorporated...................................................       3,531,750
                                                                                                      --------------
                                                                                                           6,856,750
                                                                                                      --------------
Capital Goods (13.2%):
       28,000  Emerson Electric Company.............................................................       2,184,000
       49,000  General Electric Company.............................................................       3,295,251
       92,000  Honeywell, Incorporated..............................................................       4,381,500
       43,000  United Technologies Corporation......................................................       4,031,250
       97,000  WMX Technologies, Incorporated.......................................................       2,861,500
                                                                                                      --------------
                                                                                                          16,753,501
                                                                                                      --------------
Consumer Cyclical (15.0%):
       24,000  Dayton Hudson Corporation............................................................       1,743,000
       80,000  Deluxe Corporation...................................................................       2,210,000
       71,000  Dun & Bradstreet Corporation.........................................................       4,428,625
       56,000  Eastman Kodak Company................................................................       3,808,000
       44,000  J.C. Penney Company, Incorporated....................................................       2,062,500
       36,000  May Department Stores Company........................................................       1,570,500
       50,000  McDonald's Corporation...............................................................       2,231,250
       22,000  Sears Roebuck & Company..............................................................         866,250
                                                                                                      --------------
                                                                                                          18,920,125
                                                                                                      --------------
Consumer Staples (17.7%):
       80,000  American Brands, Incorporated........................................................       3,340,000
       23,000  American Home Products Corporation...................................................       2,098,750
       29,000  Johnson & Johnson....................................................................       2,512,125
       35,000  Merck & Company, Incorporated........................................................       2,165,625
       41,000  PepsiCo, Incorporated................................................................       2,265,250
       35,000  Pfizer, Incorporated.................................................................       2,030,000
       27,000  Philip Morris Companies, Incorporated................................................       2,369,250
       36,000  Procter & Gamble Company.............................................................       3,109,500
       80,000  Sara Lee Corporation.................................................................       2,580,000
                                                                                                      --------------
                                                                                                          22,470,500
                                                                                                      --------------
Energy (12.6%):
       26,000  Atlantic Richfield Company...........................................................       2,817,750
       59,000  Chevron Corporation..................................................................       2,913,125
Energy, continued:
       36,000  Exxon Corporation....................................................................  $    2,785,500
       21,000  Mobil Corporation....................................................................       2,191,875
       14,000  Royal Dutch Petroleum Company........................................................       1,797,250
       55,000  Schlumberger, Ltd....................................................................       3,492,500
                                                                                                      --------------
                                                                                                          15,998,000
                                                                                                      --------------
Financial (10.5%):
       19,467  Allstate Corporation.................................................................         798,147
       55,000  American Express Company.............................................................       2,337,500
       57,000  American General Corporation.........................................................       1,930,875
       50,000  First Bank System, Incorporated(b)...................................................       2,581,250
       37,000  J.P. Morgan & Company, Incorporated..................................................       2,904,500
       35,000  Transamerica Corporation.............................................................       2,681,875
                                                                                                      --------------
                                                                                                          13,234,147
                                                                                                      --------------
Miscellaneous (3.4%):
       66,000  Minnesota Mining & Manufacturing Company.............................................       4,323,000
                                                                                                      --------------
Technology (8.2%):
       81,000  AT&T Corporation.....................................................................       5,346,000
       61,000  Hewlett-Packard Company..............................................................       5,055,375
                                                                                                      --------------
                                                                                                          10,401,375
                                                                                                      --------------
Utilities (9.9%):
       67,000  Consolidated Natural Gas Company.....................................................       2,973,125
       21,000  FPL Group, Incorporated..............................................................         910,875
       74,000  GTE Corporation......................................................................       3,154,250
       65,000  Pacific Gas & Electric Company.......................................................       1,787,500
       68,000  Public Service Enterprise Group, Incorporated........................................       2,014,500
       45,000  Texas Utilities Company..............................................................       1,732,500
                                                                                                      --------------
                                                                                                          12,572,750
                                                                                                      --------------
 Total Common Stock (cost $99,815,481)                                                                   121,530,148
                                                                                                      --------------
Cash Management Accounts (4.1%):
Short-Term Holdings (4.1%):
    2,572,717  Dreyfus Cash Management Fund.........................................................       2,572,717
    2,674,522  Provident Institutional Funds, TempFund Fund.........................................       2,674,522
                                                                                                      --------------
                                                                                                           5,247,239
                                                                                                      --------------
 Total Cash Management Accounts
   (cost $5,247,239)                                                                                       5,247,239
                                                                                                      --------------
 Total Investments (100.0%)
   (cost $105,062,721)                                                                                  $126,777,387
                                                                                                      --------------
                                                                                                      --------------

See notes to financial statements.

NORWEST ADVANTAGE FUNDS -- EQUITY FUNDS                       NOVEMBER 30, 1995

-------------------------------------------------------------------------------
  SCHEDULE OF INVESTMENTS (continued)

   Face                                   Security
  Amount                                Description                                                        Value
----------                         ----------------------                                             --------------
  VALUGROWTH STOCK FUND
Common Stocks (99.8%):
Basic Materials (9.2%):
       57,300  Great Lakes Chemical Corporation(b)..................................................  $    4,075,463
       74,800  Hercules, Incorporated...............................................................       4,104,650
      106,800  Morton International, Incorporated...................................................       3,697,950
      119,900  Witco Corporation....................................................................       3,686,925
                                                                                                      --------------
                                                                                                          15,564,988
                                                                                                      --------------
Capital Goods (13.7%):
       47,700  Emerson Electric Company.............................................................       3,720,600
       63,400  General Electric Company.............................................................       4,263,650
       86,300  Honeywell, Incorporated..............................................................       4,110,038
       72,800  Thermo Electron Corporation(a)(b)....................................................       3,603,600
      117,700  Wabash National Corporation(b).......................................................       3,295,600
       93,200  York International Corporation.......................................................       4,170,700
                                                                                                      --------------
                                                                                                          23,164,188
                                                                                                      --------------
Consumer Cyclical (15.7%):
       95,600  Black & Decker Corporation...........................................................       3,573,050
       89,900  Home Depot, Incorporated(b)..........................................................       3,989,312
      112,900  Lowe's Companies, Incorporated.......................................................       3,556,350
      151,100  Newell Company.......................................................................       3,985,262
      191,000  Sensormatic Electronics Corporation(b)...............................................       4,130,375
      147,000  Singer Company.......................................................................       3,858,750
       56,100  Walt Disney Company(b)...............................................................       3,373,012
                                                                                                      --------------
                                                                                                          26,466,111
                                                                                                      --------------
Consumer Staples (20.2%):
       49,500  American Home Products Corporation...................................................       4,516,876
       87,016  Columbia HCA Healthcare Corporation..................................................       4,492,202
      104,500  Crown Cork & Seal Company, Incorporated(a)(b)........................................       4,375,937
       83,800  Duracell International, Incorporated(b)..............................................       4,441,400
       85,100  Gillette Company.....................................................................       4,414,563
       49,600  Procter & Gamble Company.............................................................       4,284,200
      154,700  Sonoco Products Company..............................................................       3,867,500
       48,900  The Coca-Cola Company................................................................       3,704,175
                                                                                                      --------------
                                                                                                          34,096,853
                                                                                                      --------------
Energy (6.2%):
       31,000  Mobil Corporation....................................................................  $    3,235,625
      115,900  Repsol, S.A. ADR(b)..................................................................       3,665,337
       28,485  Royal Dutch Petroleum Company(b).....................................................       3,656,761
                                                                                                      --------------
                                                                                                          10,557,723
                                                                                                      --------------
Financial (7.5%):
       48,250  American International Group, Incorporated...........................................       4,330,438
       89,800  State Street Boston Corporation......................................................       4,041,000
       89,700  SunAmerica, Incorporated.............................................................       4,227,112
                                                                                                      --------------
                                                                                                          12,598,550
                                                                                                      --------------
Miscellaneous (2.6%):
      100,000  Alco Standard Corporation(b).........................................................       4,350,000
                                                                                                      --------------
Technology (18.4%):
       64,700  First Data Corporation...............................................................       4,593,700
       85,700  General Motors Corporation, Class E(b)...............................................       4,327,850
       55,000  Intel Corporation....................................................................       3,348,125
      165,100  L.M. Ericsson Telephone Company, ADR(b)..............................................       3,921,125
       39,000  Microsoft Corporation(a).............................................................       3,397,875
       60,600  Motorola, Incorporated...............................................................       3,711,750
       92,300  Silicon Graphics, Incorporated(a)(b).................................................       3,368,950
       32,400  Xerox Corporation(b).................................................................       4,442,850
                                                                                                      --------------
                                                                                                          31,112,225
                                                                                                      --------------
Transportation & Services (2.0%):
       50,400  Conrail, Incorporated................................................................       3,521,700
                                                                                                      --------------
Utilities (4.3%):
       83,500  Consolidated Natural Gas Company.....................................................       3,705,312
      146,700  DPL, Incorporated....................................................................       3,520,800
                                                                                                      --------------
                                                                                                           7,226,112
                                                                                                      --------------
 Total Common Stock (cost $127,404,796)                                                                  168,658,450
                                                                                                      --------------
Short-Term Holdings (0.2%):
      140,181  Dreyfus Cash Management Fund.........................................................         140,181
      137,031  Provident Institutional Funds, TempFund Fund.........................................         137,031
                                                                                                      --------------
 Total Short-Term Holdings (cost $277,212)                                                                   277,212
                                                                                                      --------------
 Total Investments (100.0%)
   (cost $127,682,008)                                                                                  $168,935,662
                                                                                                      --------------
                                                                                                      --------------

See notes to financial statements.
                                      69

NORWEST ADVANTAGE FUNDS -- EQUITY FUNDS                       NOVEMBER 30, 1995

-------------------------------------------------------------------------------
  SCHEDULE OF INVESTMENTS (continued)

   Face                                   Security
  Amount                                Description                                                        Value
----------                         ----------------------                                             --------------
  SMALL COMPANY STOCK FUND
Common Stocks (91.8%):
Basic Materials (11.6%):
       81,600  Astec Industries, Incorporated(a)....................................................  $      887,400
       66,100  Chemed Corporation, Series 00007911..................................................       2,569,638
       54,500  OM Group, Incorporated...............................................................       1,669,063
      123,000  Quanex Corporation...................................................................       2,413,875
       38,900  Synalloy Corporation.................................................................         792,587
      121,000  Tetra Technologies, Incorporated(a)..................................................       2,011,625
                                                                                                      --------------
                                                                                                          10,344,188
                                                                                                      --------------
Capital Goods (6.5%):
       57,100  AGCO Corporation(b)..................................................................       2,462,438
       72,100  Baldor Electric Company..............................................................       1,631,263
      147,400  Insituform Technologies,
                 Class A(a).........................................................................       1,713,525
                                                                                                      --------------
                                                                                                           5,807,226
                                                                                                      --------------
Consumer Cyclical (10.8%):
       58,200  Consolidated Graphics, Incorporated(a)...............................................       1,440,450
      115,100  Friedman's, Incorporated, Class A(a).................................................       2,676,075
      120,000  NHP, Incorporated(a).................................................................       1,980,000
      131,800  Paxar Corporation(a).................................................................       1,696,925
       36,800  Sodak Gaming, Incorporated(a)........................................................         717,600
      197,900  Sun Television and Appliances, Incorporated..........................................       1,088,450
                                                                                                      --------------
                                                                                                           9,599,500
                                                                                                      --------------
Consumer Staples (11.3%):
       50,000  BMC Industries, Incorporated.........................................................         837,500
       89,700  Coventry Corporation(a)..............................................................       1,760,363
       71,700  Lincare Holdings, Incorporated(a)(b).................................................       1,917,975
       68,000  MediSense, Incorporated(a)...........................................................       1,751,000
       56,700  Sierra Health Services, Incorporated(a)..............................................       1,856,925
       65,200  Verifone, Incorporated(a)............................................................       1,907,100
                                                                                                      --------------
                                                                                                          10,030,863
                                                                                                      --------------
Energy (10.5%):
       72,500  Cairn Energy USA, Incorporated(a)....................................................         915,313
       38,200  Landmark Graphics Corporation(a).....................................................         764,000
      113,300  Neuvo Energy Company(a)..............................................................       2,520,925
      133,850  Parker & Parsley Petroleum Company, Delaware(b)......................................       2,509,687
       21,450  Pride Petroleum Services, Incorporated(a)............................................         209,137
       74,300  Tejas Power Corporation(a)...........................................................         594,400
Energy, continued:
      111,200  United Meridian Corporation(a).......................................................  $    1,848,700
                                                                                                      --------------
                                                                                                           9,362,162
                                                                                                      --------------
Financial (10.1%):
       25,900  Cullen/Frost Bankers, Incorporated...................................................       1,314,425
       58,700  Felcor Suite Hotels, Incorporated....................................................       1,702,300
       47,400  IPC Information Systems, Incorporated(a).............................................         687,300
       38,400  Mountain Parks Financial Corporation(a)..............................................         859,200
      115,500  RFS Hotel Investors, Incorporated....................................................       1,746,938
      101,100  Roosevelt Financial Group, Incorporated(b)...........................................       1,718,700
      101,100  Sunstone Hotel Investors, Incorporated...............................................         909,900
                                                                                                      --------------
                                                                                                           8,938,763
                                                                                                      --------------
Miscellaneous (4.5%):
      119,050  Sheldahl, Incorporated(a)............................................................       2,321,475
       55,300  Tech-Sym Corporation(a)..............................................................       1,652,087
                                                                                                      --------------
                                                                                                           3,973,562
                                                                                                      --------------
Technology (20.7%):
       26,450  Benchmark Electronics, Incorporated(a)...............................................         644,719
      105,700  Colonial Data Technologies Corporation(a)(b).........................................       1,677,988
       40,500  Cornerstone Imaging, Incorporated(a).................................................         713,812
      118,500  Dynatech Corporation(a)..............................................................       1,762,687
       14,600  Electroglas, Incorporated(a).........................................................         868,700
      114,300  Gasonics International Corporation(a)................................................       2,028,825
       76,400  InterVoice, Incorporated(a)..........................................................       1,671,250
       16,100  Kent Electronics Corporation(a)......................................................         873,426
       30,700  Kulicke & Soffa Industries, Incorporated(a)..........................................         871,112
      140,800  LTX Corporation(a)...................................................................       1,742,400
      100,600  Smartflex Systems, Incorporated(a)...................................................       1,773,075
       22,200  StorMedia, Incorporated(a)...........................................................         870,619
       84,700  Zilog, Incorporated(a)...............................................................       2,953,912
                                                                                                      --------------
                                                                                                          18,452,525
                                                                                                      --------------
Transportation Services (5.7%):
      146,000  Covenant Transportation, Incorporated(a).............................................       1,934,500
       77,200  Kirby Corporation(a).................................................................       1,379,950
      103,000  Swift Transportation, Incorporated(a)................................................       1,725,250
                                                                                                      --------------
                                                                                                           5,039,700
                                                                                                      --------------

See notes to financial statements.
                                      70

NORWEST ADVANTAGE FUNDS -- EQUITY FUNDS                       NOVEMBER 30, 1995

-------------------------------------------------------------------------------
  SCHEDULE OF INVESTMENTS (continued)

   Face                                   Security
  Amount                                Description                                                        Value
----------                         ----------------------                                             --------------
  SMALL COMPANY STOCK FUND (continued)
Utilities (.1%):
        2,000  Lincoln Telecommunications Company...................................................  $       39,000
                                                                                                      --------------
 Total Common Stocks (cost $74,867,792)                                                                   81,587,489
                                                                                                      --------------
Short-Term Holdings (8.2%):
    1,174,971  Dreyfus Treasury Cash Management Fund................................................       1,174,971
    3,816,790  Federal Farm Credit Bank Master Note FBO.............................................       3,816,790
    1,175,959  Federated U.S. Short Term Government Fund............................................       1,175,959
    1,171,150  Provident Institutional Funds, Fed Fund..............................................       1,171,150
                                                                                                      --------------
 Total Short-Term Holdings (cost $7,338,870)                                                               7,338,870
                                                                                                      --------------
 Total Investments (100.0%)
   (cost $82,206,662)                                                                                    $88,926,359
                                                                                                      --------------
                                                                                                      --------------
  CONTRARIAN STOCK FUND
Common Stock (90.9%):
Basic Materials (39.0%):
       64,000  Alcan Aluminum, Ltd..................................................................  $    2,120,000
       71,000  Alumax(a)(b).........................................................................       2,360,750
      205,000  Armco, Incorporated(a)...............................................................       1,178,750
       16,900  Asarco, Incorporated.................................................................         597,838
      111,000  Bethlehem Steel Corporation(a)(b)....................................................       1,554,000
        4,400  Consolidated Papers, Incorporated....................................................         272,800
       40,000  Cyprus Amax Minerals Company(b)......................................................       1,100,000
       19,000  Dravo Corporation(a).................................................................         228,000
       67,306  Inland Steel Industries..............................................................       1,758,369
      141,100  LTV Corporation(a)...................................................................       2,045,950
       24,100  Pittston Minerals Group..............................................................         319,325
       89,000  USX-Marathon Group, Incorporated.....................................................       1,635,375
       59,000  USX-US Steel Group, Incorporated.....................................................       1,924,875
       20,000  Wellman, Incorporated................................................................         512,500
                                                                                                      --------------
                                                                                                          17,608,532
                                                                                                      --------------
Capital Goods (18.4%):
       26,500  Aar Corporation......................................................................         486,938
       36,700  Ampco Pittsburgh Corporation.........................................................         344,062
       11,000  BW/IP Holding, Incorporated..........................................................         169,125
       12,500  Bearings, Incorporated...............................................................         479,688
       55,000  CBI Industries, Incorporated.........................................................       1,849,375
       22,500  Commercial Intertech Corporation.....................................................         399,375
Capital Goods, continued:
       49,000  Gerber Scientific, Incorporated......................................................  $      833,000
       10,000  Giddings & Lewis, Incorporated.......................................................         157,500
        5,500  Goulds Pumps, Incorporated...........................................................         129,937
        6,300  Keystone International, Incorporated.................................................         129,150
       87,000  McDermott International, Incorporated................................................       1,576,875
       11,600  Parker Hannifin Corporation..........................................................         426,300
       10,300  Timkin Company.......................................................................         415,862
       30,000  Trinova Corporation..................................................................         922,500
                                                                                                      --------------
                                                                                                           8,319,687
                                                                                                      --------------
Consumer Cyclical (9.5%):
       25,600  Albany International Corporation.....................................................         547,200
       33,000  Bombay Company, Incorporated(a)......................................................         222,750
       17,700  Cone Mills Corporation(a)............................................................         199,125
       69,800  Hartmarx Corporation(a)..............................................................         314,100
       36,000  The Limited, Incorporated............................................................         643,500
       50,000  Manpower, Incorporated...............................................................       1,337,500
       44,000  Ryder System, Incorporated...........................................................       1,050,500
                                                                                                      --------------
                                                                                                           4,314,675
                                                                                                      --------------
Consumer Staples (1.2%):
       40,000  Chiquita Brands International........................................................         535,000
                                                                                                      --------------
Energy (1.6%):
       10,200  Phillips Petroleum Company...........................................................         339,150
       53,500  Rowan Companies, Incorporated(a).....................................................         401,250
                                                                                                      --------------
                                                                                                             740,400
                                                                                                      --------------
Financial (10.4%):
       27,000  Aetna Life & Casualty Company........................................................       1,981,125
       34,000  Alexander & Alexander Services, Incorporated.........................................         743,750
       16,200  Chubb Corporation....................................................................       1,575,450
      105,000  Mesabi Trust.........................................................................         380,625
                                                                                                      --------------
                                                                                                           4,680,950
                                                                                                      --------------

Technology (5.3%):
    11,700  Augat, Incorporated.....................................................................         201,825
    53,600  Data General Corporation(a).............................................................         649,900
    16,000  International Business  Machines Corporation............................................       1,546,000
                                                                                                          ----------
                                                                                                           2,397,725
                                                                                                          ----------
Transportation & Services (5.5%):
    38,075  Aviall..................................................................................         323,637
    26,500  London and Overseas Freighters Limited, ADR.............................................         321,313
    63,000  OMI Corporation(a)......................................................................         385,875
    27,360  Overseas Shipholding Group..............................................................         547,200
    14,000  Swift Transportation Company, Incorporated(a)...........................................         234,500

See notes to financial statements.
                                      71

NORWEST ADVANTAGE FUNDS -- EQUITY FUNDS                       NOVEMBER 30, 1995

-------------------------------------------------------------------------------
  SCHEDULE OF INVESTMENTS (continued)

   Face                                   Security
  Amount                                Description                                                        Value
----------                         ----------------------                                             --------------
  CONTRARIAN STOCK FUND (continued)
Transportation & Services,
continued:
    14,000  Werner Enterprises,
             Incorporated...........................................................................     $  297,500

    32,000  Yellow Corporation......................................................................        384,000
                                                                                                         ----------
                                                                                                          2,494,025
                                                                                                         ----------

 Total Common Stock (cost $41,447,403)                                                                   41,090,994
                                                                                                         ----------
Short-term Holdings (9.1%):

 1,232,091  Dreyfus Cash Management Fund........................................................         -1,232,091
 2,172,472  Federal Farm Credit Bank Master Note FBO............................................          2,172,472
   704,072  Institutional Funds Group TempFund Fund.............................................            704,072
                                                                                                         ----------

 Total Short-term Holdings (cost $4,108,635)                                                              4,108,635
                                                                                                         ----------
 Total Investments (100.0%)
   (cost $45,556,038)                                                                                   $45,199,629
                                                                                                         ----------
                                                                                                         ----------

(a) Non-income producing security.

(b) Part or all of this investment on loan, see
    note 5 of notes to financial statements.

See notes to financial statements.

                                      72